T. ROWE PRICE DYNAMIC CREDIT FUND
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 1.3%
Corporate Bonds 1.3%
BHP Billiton Finance USA, VR, 6.75%, 10/19/75 (USD) (1)(9)	300,000	331
Total Australia (Cost $321)		331

CANADA 1.6%
Corporate Bonds 1.6%
Enbridge, VR, 5.50%, 7/15/77 (USD) (9)	300,000	281
New Gold, 6.25%, 11/15/22 (USD) (1)	150,000	133
Total Canada (Cost $405)		414

CHINA 0.8%
Corporate Bonds 0.8%
Agile Group Holdings, 9.50%, 11/23/20 (USD)	200,000	212
Total China (Cost $209)		212

EGYPT 1.0%
Government Bonds 1.0%
Government of Egypt Treasury Bills, 17.029%, 5/7/19	4,700,000	268
Total Egypt (Cost $264)		268

INDIA 1.0%
Corporate Bonds 1.0%
Bharti Airtel, 4.375%, 6/10/25 (USD)	275,000	271
Total India (Cost $257)		271

ISRAEL 1.2%
Corporate Bonds 1.2%
Teva Pharmaceutical Finance III, 2.80%, 7/21/23 (USD)	350,000	313
Total Israel (Cost $312)		313
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T. ROWE PRICE DYNAMIC CREDIT FUND

	Par/Shares	$ Value
(Cost and value in $000s)

PAKISTAN 1.6%
Government Bonds 1.6%
Second Pakistan International Sukuk, 6.75%, 12/3/19 (USD)	400,000	405
Total Pakistan (Cost $400)		405

SOUTH AFRICA 2.1%
Corporate Bonds 0.8%
Eskom Holdings, 5.75%, 1/26/21 (USD)	200,000	198
		198
Government Bonds 1.3%
Republic of South Africa, 8.00%, 1/31/30	5,500,000	352
		352
Total South Africa (Cost $540)		550

SPAIN 0.8%
Corporate Bonds 0.8%
Telefonica Europe, VR, 2.625% (2)(9)	200,000	215
Total Spain (Cost $215)		215

SRI LANKA 0.8%
Government Bonds 0.8%
Republic of Sri Lanka, 6.25%, 10/4/20 (USD)	200,000	203
Total Sri Lanka (Cost $197)		203

SWITZERLAND 1.9%
Corporate Bonds 1.9%
Consolidated Energy Finance, 6.50%, 5/15/26 (USD) (1)	250,000	248
Consolidated Energy Finance, FRN, 3M USD LIBOR + 3.75%,
6.361%, 6/15/22 (USD) (1)	250,000	249
Total Switzerland (Cost $493)		497

T. ROWE PRICE DYNAMIC CREDIT FUND

	Par/Shares	$ Value
(Cost and value in $000s)
TURKEY 5.9%
Corporate Bonds 5.9%
Akbank, 4.00%, 1/24/20 (USD)	200,000	195
Turk Telekomunikasyon, 4.875%, 6/19/24 (USD)	200,000	179
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD)(1)	200,000	192
Turkiye Garanti Bankasi, 6.25%, 4/20/21 (USD)	200,000	195
Turkiye Sise ve Cam Fabrikalari, 4.25%, 5/9/20 (USD)	200,000	199
Turkiye Sise ve Cam Fabrikalari, 6.95%, 3/14/26 (USD) (1)	600,000	581
Total Turkey (Cost $1,542)		1,541

UKRAINE 1.0%
Government Bonds 1.0%
Ukraine Government International Bond, 7.75%, 9/1/19 (USD)	250,000	251
Total Ukraine (Cost $251)		251

UNITED ARAB EMIRATES 1.2%
Corporate Bonds 1.2%
DAE Funding, 5.25%, 11/15/21 (USD) (1)	300,000	307
Total United Arab Emirates (Cost $301)		307

UNITED KINGDOM 6.2%
Corporate Bonds 6.2%
Anglo American Capital, 4.125%, 4/15/21 (USD) (1)	400,000	405
BAT Capital, 4.54%, 8/15/47 (USD)	350,000	307
Cabot Financial Luxembourg, 7.50%, 10/1/23	300,000	382
Royal Bank of Scotland Group, VR, 8.625% (USD)(2)(9)	250,000	267
Vodafone Group, VR, 6.25%, 10/3/78 (USD) (9)	250,000	247
Total United Kingdom (Cost $1,563)		1,608

T. ROWE PRICE DYNAMIC CREDIT FUND

	Par/Shares	$ Value
(Cost and value in $000s)
UNITED STATES 62.0%
Asset-Backed Securities 1.6%
Avis Budget Rental Car Funding AESOP, Series 2019-1A, Class
C, 4.53%, 3/20/23 (1)	100,000	101
Driven Brands Funding, Series 2019-1A, Class A2, 4.641%,
4/20/49(1)	215,000	215
Sierra Timeshare Receivables Funding, Series 2016-3A, Class
B, 2.63%, 10/20/33 (1)	112,774	111
		427
Bank Loans 19.2% (3)
Air Canada, FRN, 3M USD LIBOR + 2.00%, 4.499%, 10/6/23	398,662	397
Berry Global, FRN, 3M USD LIBOR + 1.75%, 4.243%, 2/8/20	500,000	498
Chobani, FRN, 3M USD LIBOR + 3.50%, 5.999%, 10/7/23	249,363	238
CommScope, FRN, 3M USD LIBOR + 3.25%, 4.499%, 2/7/26	130,000	130
Encapsys, FRN, 3M USD LIBOR + 3.25%, 5.749%, 10/27/24	398,992	390
First Data, FRN, 3M USD LIBOR + 2.00%, 4.486%, 7/10/22	714,909	713
Four Seasons Hotels, FRN, 3M USD LIBOR + 2.00%, 4.499%,
11/30/23	319,184	316
Jo-Ann Stores, FRN, 3M USD LIBOR + 5.00%, 7.761%,
10/16/23	195,602	195
Kronos, FRN, 3M USD LIBOR + 3.00%, 5.736%, 11/1/23	198,048	196
Laureate Education, FRN, 3M USD LIBOR + 3.50%, 5.999%,
4/26/24	300,000	300
Panther Finance, FRN, 3M USD LIBOR + 3.50%, 3.50%,
3/18/26	280,000	277
PG&E, FRN, 3M USD LIBOR + 1.125%, 1.125%, 12/31/20 (4)	485,000	485
Sprint Communications, FRN, 3M USD LIBOR + 3.00%, 5.50%,
2/3/24	194,513	191
Uber Technologies, FRN, 3M USD LIBOR + 3.50%, 5.982%,
7/13/23	199,488	198
Vistra Operations, FRN, 3M USD LIBOR + 2.25%, 4.749%,
12/14/23	398,980	396
Wand NewCo 3, FRN, 3M USD LIBOR + 3.50%, 5.982%, 2/5/26	95,000	95
		5,015
Corporate Bonds 23.9%
Altria Group, 3.125%, 6/15/31 (EUR)	250,000	288

T. ROWE PRICE DYNAMIC CREDIT FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Altria Group, 4.80%, 2/14/29	120,000	124
Altria Group, 5.80%, 2/14/39	145,000	153
Altria Group, 5.95%, 2/14/49	80,000	86
Altria Group, 6.20%, 2/14/59	60,000	65
Avantor, 4.75%, 10/1/24 (EUR)	150,000	175
Bausch Health, 5.75%, 8/15/27 (1)	85,000	87
Blackstone CQP Holdco, 6.50%, 3/20/21 (1)	250,000	250
Clear Channel Worldwide Holdings, 9.25%, 2/15/24 (1)	260,000	276
CommScope Finance, 5.50%, 3/1/24 (1)	165,000	168
Edison International, 2.40%, 9/15/22	500,000	463
Edison International, 2.95%, 3/15/23	210,000	196
HSBC Finance, 6.676%, 1/15/21	425,000	445
iHeartCommunications, 9.00%, 12/15/19 (5)(6)	360,000	254
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1)	425,000	490
James Hardie International Finance DAC, 3.625%, 10/1/26
(EUR)	280,000	319
Kissner Holdings, 8.375%, 12/1/22 (1)	250,000	261
Kosmos Energy, 7.125%, 4/4/26 (1)	235,000	233
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27
(1)	175,000	180
Panther Finance, 6.25%, 5/15/26 (1)	265,000	271
Prime Finance, 5.25%, 4/15/24 (1)	250,000	250
Prime Finance, 5.75%, 4/15/26 (1)	300,000	300
Southern California Edison, 4.875%, 3/1/49	120,000	127
Springleaf Finance, 6.125%, 3/15/24	135,000	138
ViaSat, 5.625%, 4/15/27 (1)	210,000	214
William Carter, 5.625%, 3/15/27 (1)	410,000	424
		6,237
Foreign Government Obligations & Municipalities 2.3%
Puerto Rico Commonwealth Aqueduct & Sewer Auth. , Series B,
5.35%, 7/1/27	650,000	601
		601
Non-U. S. Government Mortgage-Backed Securities 15.0%
Angel Oak Mortgage Trust I, Series 2019-1, Class B1, CMO,
ARM, 5.40%, 11/25/48 (1)	185,000	190

T. ROWE PRICE DYNAMIC CREDIT FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Angel Oak Mortgage Trust I, Series 2019-1, Class M1, CMO,
ARM, 4.50%, 11/25/48 (1)	190,000	195
Angel Oak Mortgage Trust I, Series 2019-2, Class B1, CMO,
ARM, 5.016%, 3/25/49 (1)	400,000	400
Ashford Hospitality Trust, Series 2018-ASHF, Class D, ARM, 1M
USD LIBOR + 2.10%, 4.584%, 4/15/35 (1)	225,000	225
Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class
E, ARM, 1M USD LIBOR + 2.00%, 4.50%, 12/15/36 (1)	250,000	250
Citigroup Mortgage Loan Trust, Series 2007-AR4, Class 1A1A,
CMO, ARM, 4.654%, 3/25/37	178,301	174
Deephaven Residential Mortgage Trust, Series 2019-1A, Class
B1, CMO, ARM , 5.252%, 1/25/59 (1)	300,000	304
GS Mortgage Securities Trust, Series 2016-RENT, Class D,
ARM, 4.067%, 2/10/29 (1)	123,000	123
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1,
CMO, ARM, 3.766%, 6/25/48 (1)	327,878	331
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, ARM,
3.25%, 5/25/62 (1)	364,084	363
MTRO Commercial Mortgage Trust, Series 2019-TECH, Class E,
ARM, 1M USD LIBOR + 2.05%, 4.539%, 12/15/33 (1)	250,000	250
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.146%,
2/10/32 (1)	160,000	160
SLIDE, Series 2018-FUN, Class E, ARM, 1M USD LIBOR +
2.30%, 4.784%, 6/15/31 (1)	295,973	297
Verus Securitization Trust, Series 2019-1, Class M1, CMO, ARM,
4.461%, 2/25/59 (1)	350,000	355
Verus Securitization Trust, Series 2019-INV1, Class B1, CMO,
4.991%, 12/25/59 (1)	300,000	300
		3,917
Total United States (Cost $16,031)		16,197

SHORT-TERM INVESTMENTS 9.3%

Money Market Funds 9.3%
T. Rowe Price Government Reserve Fund, 2.49% (7)(8)	2,424,450	2,424
Total Short-Term Investments (Cost $2,424)		2,424

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts in 000s, except contracts)
OPTIONS PURCHASED 0.4%
Exchange-Traded Options Purchased 0.4%
Description	Contracts	Notional Amount	Value
Utilities Select Sector SPDR, Put, 1/17/20 @ $50.00
(6)	109	634	8
U. S. Treasury Notes two year Futures contracts, Call,
5/24/19 @ $106.125 (6)	59	12,571	54
S&P 500 Index, Put, 4/18/19 @ $2,600.00 (6)	1	283	—
S&P 500 Index, Put, 1/17/20 @ $2,700.00 (6)	2	567	20
S&P 500 Index, Put, 1/17/20 @ $2,450.00 (6)	2	557	10
Total Exchange-Traded Options Purchased (Cost $100)			92

OTC Options Purchased 0.0%
Counterparty Description	Contracts	Notional Amount	Value
AUD Put / USD Call, 3/5/20 @ $0.70
BNP Paribas (USD) (6)	1	240	6
USD Call / CAD Put, 2/6/20 @ 1.32
HSBC Bank (CAD) (6)	1	245	6
Total OTC Options Purchased (Cost $11)			12
Total Options Purchased (Cost $111)			104
Total Investments in Securities 100.1%
(Cost $25,836)			$26,111
Other Assets Less Liabilities (0.1)%			(31)
Net Assets 100.0%			$26,080

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $10,020 and represents 38.4% of net assets.
(2) Perpetual security with no stated maturity date.
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

T. ROWE PRICE DYNAMIC CREDIT FUND

(4)	All of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
March 31, 2019, was $485,000 and was valued at $485 (1.9% of net assets) .
(5)	Issuer is currently in a Chapter 11 bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(6)	Non-income producing
(7)	Affiliated Companies
(8)	Seven-day yield
(9)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
*	Exercise Spread
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M CAD CDOR	Three month CAD CDOR (Canadian Dollar offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M ADBB	Six month AUD bank bill
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupee
MXIBTIIE	Mexican Interbank 28 day interest rate
OTC	Over-the-counter
RSD	Serbian Dinar
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.5)%

Exchange-Traded Options Written (0.3)%

Description		Contracts	Notional Amount	Value
U. S. Treasury Long Bond Futures contracts, Call,
5/24/19 @ $144.00		14	2,095	(81)
Total Exchange-Traded Options Written (Premiums $(25))				(81)

OTC Options Written (0.2)%

Counterparty	Description	Contracts	Notional Amount	Value
	Credit Default Swap, Protection Sold
	(Relevant Credit: Markit CDX. NA. HY-
	S31, 5 Year Index, 12/20/23), Receive
	5.00% Quarterly, Pay upon credit
Citibank	default, 4/17/19 @ 1.0625%*	1	7,500	(38)

	Credit Default Swap, Protection Sold
	(Relevant Credit: Markit iTraxx Europe-
	S31, 5 Year Index, 6/20/24), Receive
	1.00% Quarterly, Pay upon credit
Barclays Bank default, 4/17/19 @ 0.775%* (EUR)		1	5,750	(9)

	Credit Default Swap, Protection
	Bought (Relevant Credit: Markit iTraxx
	Europe-S31, 5 Year Index, 6/20/24),
	Pay 1.00% Quarterly, Receive upon
	credit default, 4/17/19 @ 1.00%*
Citibank	(EUR)	1	2,500	(1)
Total OTC Options Written (Premiums $(40))				(48)
Total Options Written (Premiums $(65))				$(129)

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts In 000s)

SWAPS (1.4)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	Value	(Receipts)	Gain/(Loss)
BILATERAL SWAPS (1.3)%

Credit Default Swaps, Protection Bought (0.4)%

Mexico 0.0%

Citibank, Protection Bought (Relevant Credit:
United Mexican States, 4.15%, 3/28/27), Pay
1.00% Quarterly, Receive upon credit default,
6/20/24 (USD)	1,150	$12	$15	$(3)
Total Mexico			15	(3)

United States (0.4)%

BNP Paribas, Protection Bought (Relevant
Credit: Societe Generale, 4.00%, 6/7/23), Pay
1.00% Quarterly, Receive upon credit default,
12/20/23 (EUR)	400	5	14	(9)

Credit Suisse, Protection Bought (Relevant
Credit: Beazer Homes, 5.875%, 10/15/27), Pay
5.00% Quarterly, Receive upon credit default,
6/20/24	525	(11)	1	(12)

Goldman Sachs, Protection Bought (Relevant
Credit: Credit Agricole, 3.90%, 4/19/21), Pay
1.00% Quarterly, Receive upon credit default,
12/20/23 (EUR)	450	—	8	(8)

Goldman Sachs, Protection Bought (Relevant
Credit: Markit CMBX. NA. BBB-S10, 40 Year
Index), Pay 3.00% Monthly, Receive upon credit
default, 11/17/59	3,600	190	154	36

Goldman Sachs, Protection Bought (Relevant
Credit: Tenet Healthcare, 6.875%, 11/15/31),
Pay 5.00% Quarterly, Receive upon credit
default, 6/20/24	600	(36)	(39)	3

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts in 000s, except market price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	Value	(Receipts)	Gain/(Loss)

Morgan Stanley, Protection Bought (Relevant
Credit: Standard Chartered, 5.70%, 1/25/22),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/24	650	12	20	(8)
Total United States			158	2
Total Bilateral Credit Default Swaps, Protection Bought			173	(1)

Credit Default Swaps, Protection Sold 0.4%
Argentina 0.0%

Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Argentina, 7.50%, 4/22/26,
$85.11*), Receive 5.00% Quarterly, Pay upon
credit default, 12/20/19 (USD)	350	2	1	1

Total Argentina			1	1

Egypt 0.0%

Barclays Bank, Protection Sold (Relevant Credit:
Government of Egypt, 5.75%, 4/29/20,
$101.34*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/20 (USD)	500	(6)	(6)	—

Total Egypt			(6)	—

Turkey 0.1%

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Turkey, 11.875%,1/15/30,
$129.14*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/20 (USD)	200	(6)	(7)	1

Citibank, Protection Sold (Relevant Credit:
Republic of Turkey, 11.875%,1/15/30,
$129.14*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/23 (USD)	550	(70)	(59)	(11)

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts in 000s, except market price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	Value	(Receipts)	Gain/(Loss)

HSBC Bank, Protection Sold (Relevant Credit:
Republic of Turkey, 11.875%,1/15/30,
$129.14*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/19 (USD)	500	(8)	(3)	(5)
Total Turkey			(69)	(15)

United States 0.3%

Barclays Capital, Protection Sold (Relevant
Credit: Conagra Foods, 7.00%,10/1/28,
$112.94*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	300	—	(2)	2

Barclays Capital, Protection Sold (Relevant
Credit: Telecom Italia, 3.625%,1/19/24, 104.27
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR)	338	(29)	(34)	5

Citibank, Protection Sold (Relevant Credit:
Conagra Foods, 7.00%,10/1/28, $112.94*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24	280	—	(2)	2

JPMorgan Chase, Protection Sold (Relevant
Credit: Arcelormittal, 2.875%, 7/6/20, 103.28
EUR*), Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 (EUR)	400	71	60	11

JPMorgan Chase, Protection Sold (Relevant
Credit: CVS Health, 2.125%, 6/1/21, $98.27*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24	500	2	2	—

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts in 000s, except market price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	Value	(Receipts)	Gain/(Loss)

JPMorgan Chase, Protection Sold (Relevant
Credit: Kraft Heinz Foods, 6.375%, 7/15/28,
$109.32 *), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	700	(3)	(12)	9
Total United States			12	29
Total Bilateral Credit Default Swaps, Protection Sold			(62)	15

Total Return Swaps (1.3)%

United States (1.3)%
Credit Suisse, Pay Underlying Reference: iBoxx
USD Liquid High Yield Index Quarterly, Receive
Variable 2.633% (3M USD LIBOR) Quarterly,
6/20/19	6,250	(337)	—	(337)
Total Bilateral Total Return Swaps			—	(337)

Total Bilateral Swaps			$111	$(323)

* Market price at March 31, 2019

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts in 000s)

	Notional			Unrealized
Description	Amount	Value	Initial Value	Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Sold 0.4%
UNITED STATES 0.4%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S31, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/23	4,141	$82	$46	$36
Protection Sold (Relevant Credit: Markit
CDX. NA. HY-S31 V3, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/23	490	33	31	2
Total United States				38

Total Centrally Cleared Credit Default Swaps, Protection Sold				38

Interest Rate Swaps (0.5)%
Australia 0.1%
5 Year Interest Rate Swap, Receive Fixed
1.914% Semi-Annually, Pay Variable 1.96% (6M
ADBB) Semi-Annually, 3/12/24	1,550	12	1	11
5 Year Interest Rate Swap, Receive Fixed
2.028% Semi-Annually, Pay Variable 2.135% (6M
ADBB) Semi-Annually, 2/8/24	1,550	16	—	16
Total Australia				27

Canada 0.0%
10 Year Interest Rate Swap, Pay Fixed 2.425%
Semi-Annually, Receive Variable 2.108% (3M
CAD CDOR) Quarterly, 3/1/29	3,000	(69)	1	(70)
2 Year Interest Rate Swap, Receive Fixed
2.141% Semi-Annually, Pay Variable 2.108% (3M
CAD CDOR) Quarterly, 3/1/21	15,000	45	—	45

.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts in 000s)

	Notional			Unrealized
Description	Amount	Value	Initial Value	Gain/(Loss)
2 Year Interest Rate Swap, Receive Fixed
2.176% Semi-Annually, Pay Variable 2.158% (3M
CAD CDOR) Quarterly, 2/7/21	3,900	13	—	13
Total Canada				(12)

Mexico 0.0%

2 Year Interest Rate Swap, Receive Fixed
8.255% Monthly, Pay Variable 8.533% (MXIBTIIE)
Monthly, 2/3/21	74,000	13	1	12

5 Year Interest Rate Swap, Pay Fixed 8.32%
Monthly, Receive Variable 8.533% (MXIBTIIE)
Monthly, 10/7/26	23,000	(26)	—	(26)
Total Mexico				(14)

United States (0.6)%

10 Year Interest Rate Swap, Pay Fixed 2.731%
Semi-Annually, Receive Variable 2.693% (3M
USD LIBOR) Quarterly, 2/14/29	107	(2)	1	(3)

10 Year Interest Rate Swap, Pay Fixed 2.845%
Semi-Annually, Receive Variable 2.776% (3M
USD LIBOR) Quarterly, 1/22/29	3,000	(115)	—	(115)

30 Year Interest Rate Swap, Pay Fixed 2.816%
Semi-Annually, Receive Variable 2.593% (3M
USD LIBOR) Quarterly, 3/14/49	98	(5)	—	(5)

30 Year Interest Rate Swap, Pay Fixed 2.841%
Semi-Annually, Receive Variable 2.629% (3M
USD LIBOR) Quarterly, 2/28/49	204	(11)	—	(11)

30 Year Interest Rate Swap, Pay Fixed 2.862%
Semi-Annually, Receive Variable 2.694% (3M
USD LIBOR) Quarterly, 2/19/49	72	(5)	—	(5)

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts in 000s)
	Notional			Unrealized
Description	Amount	Value	Initial Value	Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed 2.873%
Semi-Annually, Receive Variable 2.693% (3M
USD LIBOR) Quarterly, 2/14/49	162	(10)	—	(10)
Total United States				(149)

Total Centrally Cleared Interest Rate Swaps				(148)
Total Centrally Cleared Swaps				(110)
Net payments (receipts) of variation margin to date				151

Variation margin receivable (payable) on centrally cleared
swaps				$41

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts In 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
BNP Paribas	4/12/19	ARS	10,730	USD	260	$(16)
BNP Paribas	4/12/19	USD	245	ARS	10,730	2
Citibank	6/12/19	USD	126	ILS	453	1
Deutsche Bank	4/2/19	BRL	970	USD	252	(4)
Deutsche Bank	4/2/19	USD	249	BRL	970	1
Deutsche Bank	5/3/19	USD	251	BRL	970	4
Goldman Sachs	4/4/19	CNH	1,692	USD	251	—
Goldman Sachs	4/30/19	USD	1,059	EUR	928	15
Goldman Sachs	6/6/19	USD	251	CNH	1,692	(1)
JPMorgan Chase	4/30/19	EUR	346	USD	390	(1)
JPMorgan Chase	4/30/19	USD	21	EUR	19	—
JPMorgan Chase	6/12/19	ILS	1,209	USD	336	(1)
JPMorgan Chase	7/19/19	RSD	2,067	USD	20	—
JPMorgan Chase	7/19/19	USD	368	RSD	38,372	3
Morgan Stanley	4/30/19	EUR	28	USD	31	—
Morgan Stanley	4/30/19	USD	383	EUR	340	1
RBC Dominion Securities	4/5/19	ZAR	3,500	USD	242	—
Standard Chartered	4/2/19	BRL	970	USD	249	(1)
Standard Chartered	4/2/19	USD	253	BRL	970	5
Standard Chartered	4/5/19	INR	17,830	USD	258	(1)
Standard Chartered	4/5/19	USD	249	INR	17,830	(8)
Standard Chartered	4/30/19	EUR	254	USD	285	—
State Street	4/4/19	USD	250	CNH	1,692	(2)
State Street	4/5/19	USD	250	ZAR	3,500	8
State Street	4/30/19	CHF	250	USD	252	—
State Street	4/30/19	USD	329	EUR	289	4
State Street	4/30/19	USD	383	GBP	292	2
State Street	6/12/19	USD	84	ILS	302	1
UBS Investment Bank	6/12/19	USD	127	ILS	454	1
Net unrealized gain (loss) on open forward
currency exchange contracts						$13

T. ROWE PRICE DYNAMIC CREDIT FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 171 U. S. Treasury Notes two year contracts	6/19	36,439	$128
Net payments (receipts) of variation margin to date			(163)
Variation margin receivable (payable) on open futures
contracts			$(35)

T. ROWE PRICE DYNAMIC CREDIT FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$27	+

Supplementary Investment Schedule
		Purchase	Sales	Value
Affiliate		Cost	Cost	3/31/19
T. Rowe Price Government
Reserve Fund		¤	¤	$2,424	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $27 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,424.

The accompanying notes are an integral part of this Portfolio of Investments.

.

T. ROWE PRICE DYNAMIC CREDIT FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Dynamic Credit Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE DYNAMIC CREDIT FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in
Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE DYNAMIC CREDIT FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$23,583	$—	$23,583
Short-Term Investments	2,424	—	—	2,424
Options Purchased	54	50	—	104
Total Securities	2,478	23,633	—	26,111
Swaps	—	335	—	335
Forward Currency Exchange Contracts	—	48	—	48
Total	$2,478	$24,016	$—	$26,494
Liabilities
Options Written	$81	$48	$—	$129
Swaps	—	506	—	506
Forward Currency Exchange Contracts	—	35	—	35
Futures Contracts	35	—	—	35
Total	$116	$589	$—	$705

1 Includes Asset-Backed Securities, Bank Loans, Corporate Bonds, Foreign Government Obligations &
Municipalities, Government Bonds, Non-U.S. Government Mortgage-Backed Securities.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.8%
Government Bonds 0.8%
Republic of Argentina, 5.875%, 1/11/28 (USD)(1)	13,350,000	10,281
Republic of Argentina, FRN, ABPP + 0.00%, 54.47%, 6/21/20	882,238,000	22,713
Total Argentina (Cost $43,853)		32,994
AUSTRALIA 5.3%
Government Bonds 5.3%
Australia Government Bond, 2.75%, 4/21/24	294,060,000	222,025
Total Australia (Cost $220,147)		222,025
BRAZIL 0.6%
Government Bonds 0.6%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 8/15/50	79,155,682	25,090
Total Brazil (Cost $22,802)		25,090
CANADA 0.2%
Corporate Bonds 0.2%
Bombardier, 8.75%, 12/1/21 (USD) (1)(2)	7,140,000	7,890
Total Canada (Cost $7,369)		7,890
CHILE 6.7%
Government Bonds 6.7%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/21	137,250,000,000	205,839
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26	48,850,000,000	74,262
Total Chile (Cost $297,902)		280,101

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T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
CHINA 1.8%
Government Bonds 1.8%
People's Republic of China, 3.13%, 4/13/22	2,140,000	322
People's Republic of China, 3.25%, 11/22/28	492,350,000	74,509
People's Republic of China, 3.52%, 5/4/27	15,500,000	2,365
Total China (Cost $76,059)		77,196

CROATIA 0.0%
Corporate Bonds 0.0%
Agrokor, 9.875%, 5/1/19 (EUR) (3)(4)	5,875,000	1,259
Total Croatia (Cost $4,872)		1,259

CYPRUS 2.7%
Government Bonds 2.7%
Republic of Cyprus, 2.375%, 9/25/28 (EUR)	7,887,000	9,493
Republic of Cyprus, 2.75%, 6/27/24 (EUR)	30,875,000	38,178
Republic of Cyprus, 2.75%, 2/26/34 (EUR)	5,735,000	6,855
Republic of Cyprus, 3.75%, 7/26/23 (EUR)	5,630,000	7,182
Republic of Cyprus, 3.875%, 5/6/22 (EUR)	32,584,000	40,659
Republic of Cyprus, 4.25%, 11/4/25 (EUR)	8,432,000	11,382
Total Cyprus (Cost $113,354)		113,749

EGYPT 1.3%
Government Bonds 1.3%
Government of Egypt Treasury Bills, 16.959%, 7/9/19	216,325,000	11,922
Government of Egypt Treasury Bills, 16.962%, 5/7/19	255,625,000	14,584
Government of Egypt Treasury Bills, 17.049%, 8/20/19	166,175,000	9,075
Government of Egypt Treasury Bills, 17.051%, 6/18/19	332,375,000	18,622
Total Egypt (Cost $54,087)		54,203

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
FRANCE 0.5%
Corporate Bonds 0.5%
RCI Banque, 2.25%, 3/29/21	16,000,000	18,688
Total France (Cost $20,179)		18,688
GERMANY 2.3%
Corporate Bonds 2.3%
Garfunkelux Holdco 3, 8.50%, 11/1/22 (GBP)	5,140,000	6,075
Kreditanstalt Fuer Wiederaufbau, 3.125%, 12/15/21 (USD)	86,600,000	88,195
Total Germany (Cost $93,024)		94,270
ICELAND 2.0%
Corporate Bonds 2.0%
Arion Banki, 1.00%, 3/20/23 (EUR)	6,060,000	6,710
Arion Banki, 1.625%, 12/1/21 (EUR)	10,070,000	11,454
Islandsbanki, 1.75%, 9/7/20 (EUR)	11,320,000	12,994
Islandsbanki, VR, 1.125%, 1/19/24 (EUR) (5)	11,200,000	12,357
Landsbankinn, 1.375%, 3/14/22 (EUR)	26,401,000	29,785
Landsbankinn, 1.625%, 3/15/21 (EUR)	7,941,000	9,075
Total Iceland (Cost $88,631)		82,375
INDIA 0.5%
Corporate Bonds 0.5%
HDFC Bank, 8.10%, 3/22/25	1,320,000,000	18,844
Total India (Cost $19,960)		18,844
IRELAND 0.3%
Corporate Bonds 0.3%
AerCap Ireland Capital, 4.45%, 4/3/26 (USD)	4,310,000	4,321
AerCap Ireland Capital, 4.875%, 1/16/24 (USD)	3,050,000	3,161
Shire Acquisitions Investments Ireland, 1.90%, 9/23/19 (USD)	1,605,000	1,596

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Shire Acquisitions Investments Ireland, 2.40%, 9/23/21 (USD)	4,000,000	3,953
Total Ireland (Cost $13,070)		13,031

ISRAEL 6.5%
Corporate Bonds 0.7%
Teva Pharmaceutical Finance Netherlands II, 1.125%, 10/15/24
(EUR)	9,960,000	9,751
Teva Pharmaceutical Finance Netherlands III, 1.70%, 7/19/19
(USD)	1,625,000	1,611
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24
(USD)	19,857,000	19,814
		31,176
Government Bonds 5.8%
Government of Israel, 1.00%, 4/30/21	3,535,000	983
Government of Israel, 1.25%, 11/30/22	135,275,000	37,804
Government of Israel, 3.75%, 3/31/47	75,650,000	23,451
Government of Israel, 5.50%, 1/31/22	514,175,000	160,796
State of Israel, 5.50%, 1/31/42	43,710,000	17,575
		240,609
Total Israel (Cost $276,106)		271,785

ITALY 6.5%
Corporate Bonds 0.2%
Enel, 6.25%, 6/20/19 (GBP)	1,500,000	1,973
FCA Bank, 1.625%, 9/29/21 (GBP)	3,295,000	4,192
		6,165
Government Bonds 6.3%
Italy Buoni Poliennali Del Tesoro, 0.95%, 3/1/23	239,861,000	265,534
		265,534
Total Italy (Cost $276,734)		271,699

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
JAPAN 0.4%
Corporate Bonds 0.4%
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.65%,
3.415%, 7/26/21 (USD)	18,044,000	18,066
Total Japan (Cost $18,051)		18,066

MALAYSIA 3.4%
Government Bonds 3.4%
1MDB Global Investments, 4.40%, 3/9/23 (USD)	16,300,000	15,298
Government of Malaysia, 3.659%, 10/15/20	52,000,000	12,797
Government of Malaysia, 3.882%, 3/10/22	270,260,000	67,103
Government of Malaysia, 4.736%, 3/15/46	156,710,000	38,901
Government of Malaysia, 4.921%, 7/6/48	13,700,000	3,531
Government of Malaysia, 4.935%, 9/30/43	21,240,000	5,490
Total Malaysia (Cost $142,897)		143,120

MEXICO 5.1%
Government Bonds 5.1%
Mexican Udibonos, 4.00%, 11/30/28	389,304,446	20,265
United Mexican States, 6.50%, 6/9/22	1,785,111,000	88,659
United Mexican States, 7.50%, 6/3/27	2,055,514,000	102,644
Total Mexico (Cost $211,530)		211,568

PHILIPPINES 0.8%
Government Bonds 0.8%
Republic of Philippines, 3.90%, 11/26/22	1,425,000,000	26,321
Republic of Philippines, 4.95%, 1/15/21	197,000,000	3,759
Republic of Philippines, 6.25%, 1/14/36	99,000,000	2,048
Total Philippines (Cost $33,011)		32,128

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
ROMANIA 3.0%
Government Bonds 3.0%
Republic of Romania, 5.85%, 4/26/23	15,630,000	3,913
Republic of Romania, 4.25%, 6/28/23	286,100,000	67,572
Republic of Romania, 5.00%, 2/12/29	152,355,000	36,166
Republic of Romania, 5.80%, 7/26/27	64,950,000	16,564
Total Romania (Cost $128,373)		124,215
SERBIA 2.4%
Government Bonds 2.4%
Republic of Serbia, 5.875%, 2/8/28	7,451,660,000	76,353
Republic of Serbia, 5.75%, 7/21/23	1,748,160,000	17,912
Republic of Serbia, 10.00%, 2/5/22	708,250,000	7,890
Total Serbia (Cost $103,646)		102,155
SPAIN 0.8%
Corporate Bonds 0.8%
Cirsa Finance International, 7.875%, 12/20/23 (USD) (2)	10,680,000	11,107
Santander Consumer Finance, 0.875%, 1/24/22	10,000,000	11,402
Santander Consumer Finance, 1.50%, 11/12/20	11,000,000	12,636
Total Spain (Cost $36,516)		35,145
SWITZERLAND 0.3%
Corporate Bonds 0.3%
UBS, 2.45%, 12/1/20 (USD) (2)	13,535,000	13,470
Total Switzerland (Cost $13,529)		13,470
THAILAND 3.4%
Government Bonds 3.4%
Kingdom of Thailand, 2.125%, 12/17/26	1,033,340,000	32,113
Kingdom of Thailand, 3.60%, 6/17/67	845,990,000	27,307

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Kingdom of Thailand, 4.00%, 6/17/66	90,965,000	3,167
Kingdom of Thailand, 4.85%, 6/17/61	8,029,000	328
Kingdom of Thailand, 4.875%, 6/22/29	740,030,000	28,138
Kingdom of Thailand, Inflation-Indexed, 1.25%, 3/12/28	1,751,291,358	51,806
Total Thailand (Cost $141,581)		142,859

UNITED KINGDOM 0.7%
Corporate Bonds 0.7%
Barclays, 2.75%, 11/8/19 (USD)	8,655,000	8,642
Virgin Media Secured Finance, 6.25%, 3/28/29	15,165,000	20,875
Total United Kingdom (Cost $30,741)		29,517

UNITED STATES 36.1%
Asset-Backed Securities 0.8%
Avis Budget Rental Car Funding AESOP, Series 2015-1A,
Class A, 2.50%, 7/20/21 (2)	1,830,000	1,821
BMW Vehicle Lease Trust, Series 2018-1, Class A3, 3.26%,
7/20/21	17,170,000	17,317
DB Master Finance, Series 2019-1A, Class A2II, 4.021%,
5/20/49 (2)	13,740,000	13,740
		32,878
Bank Loans 0.6% (6)
Brookfield WEC Holdings, FRN, 3M USD LIBOR + 3.75%,
6.249%, 8/1/25	6,483,750	6,463
Pacific Gas & Electric, FRN, 3M USD LIBOR + 1.125%, 1.125%,
12/31/20	20,500,000	20,500
		26,963
Convertible Preferred Stocks 0.4%
Sempra Energy, Series A, 6.00%, 1/15/21	128,161	13,570
Sempra Energy, Series B, 6.75%, 7/15/21	42,858	4,556
		18,126
Corporate Bonds 9.6%
Altria Group, 5.95%, 2/14/49	20,700,000	22,143

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Bank of America, FRN, 3M USD LIBOR + 0.87%, 3.667%,
4/1/19	170,000	170
Becton Dickinson & Company, 0.368%, 6/6/19 (EUR)	2,290,000	2,568
Becton Dickinson & Company, FRN, 3M USD LIBOR + 0.875%,
3.476%, 12/29/20	8,175,000	8,166
Capital One, 2.35%, 1/31/20	18,625,000	18,542
Cigna, 3.75%, 7/15/23 (2)	19,699,000	20,207
Cigna, FRN, 3M USD LIBOR + 0.65%, 3.265%, 9/17/21 (2)	17,960,000	17,917
Citizens Bank, 2.25%, 10/30/20	7,200,000	7,141
Clear Channel Worldwide Holdings, 9.25%, 2/15/24 (1)(2)	15,735,000	16,679
Comcast, FRN, 3M USD LIBOR + 0.44%, 3.237%, 10/1/21	9,475,000	9,488
Delta Air Lines, 2.875%, 3/13/20	1,655,000	1,656
Delta Air Lines, 3.40%, 4/19/21	7,255,000	7,288
Diamondback Energy, 4.75%, 11/1/24 (2)	13,605,000	13,843
FirstEnergy, Series B, 3.90%, 7/15/27	26,500,000	26,871
General Motors Financial, 4.15%, 6/19/23 (1)	14,770,000	14,932
Harley-Davidson Financial Services, 3.55%, 5/21/21 (2)	9,580,000	9,575
JPMorgan Chase, 4.625%, 5/10/21	13,000,000	13,488
McDonald's, 4.00%, 2/17/21 (EUR)	100,000	121
Microchip Technology, 3.922%, 6/1/21 (2)	15,125,000	15,258
Microchip Technology, 4.333%, 6/1/23 (2)	6,275,000	6,378
Micron Technology, 4.64%, 2/6/24	5,955,000	6,111
NRG Energy, 7.25%, 5/15/26	17,180,000	18,898
NVIDIA, 2.20%, 9/16/21	980,000	967
PNM Resources, 3.25%, 3/9/21 (1)	8,475,000	8,464
Refinitiv U.S. Holdings, 6.25%, 5/15/26 (1)(2)	2,965,000	3,006
Refinitiv U.S. Holdings, 8.25%, 11/15/26 (2)	5,740,000	5,640
Regions Bank, FRN, 3M USD LIBOR + 0.50%, 3.188%, 8/13/21	12,300,000	12,225
Solera, 10.50%, 3/1/24 (2)	13,325,000	14,441
Tesla, 5.30%, 8/15/25 (1)(2)	25,228,000	21,822
Vistra Energy, 7.625%, 11/1/24	16,000,000	16,940
Wells Fargo, 2.50%, 3/4/21	21,210,000	21,113

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Wells Fargo Bank, FRN, 3M USD LIBOR + 0.50%, 3.272%,
7/23/21	23,960,000	24,015
Zayo Group, 6.375%, 5/15/25 (1)	13,388,000	13,455
		399,528
Non-U. S. Government Mortgage-Backed Securities 1.8%
Connecticut Avenue Securities, Series 2018-C03, Class 1M1,
CMO, ARM, 1M USD LIBOR + 0.68%, 3.166%, 10/25/30	5,906,732	5,904
Deephaven Residential Mortgage Trust, Series 2018-3A, Class
A1, CMO, ARM , 3.789%, 8/25/58 (2)	12,768,844	12,874
New Residential Mortgage Loan Trust, Series 2018-NQM1,
Class A1, CMO, ARM, 3.986%, 11/25/48 (2)	9,564,143	9,762
Sequoia Mortgage Trust, Series 2018-CH2, Class A12, CMO,
ARM, 4.00%, 6/25/48 (2)	10,999,133	11,139
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO,
ARM, 2.75%, 10/25/57 (2)	4,805,258	4,718
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (2)	4,346,694	4,302
Towd Point Mortgage Trust, Series 2018-2, Class A1, CMO,
ARM, 3.25%, 3/25/58 (2)	18,840,986	18,793
Towd Point Mortgage Trust, Series 2018-3, Class A1, CMO,
ARM, 3.75%, 5/25/58 (2)	5,751,371	5,818
		73,310
U. S. Government & Agency Mortgage-Backed Securities
9.2%
Federal National Mortgage Assn. , 3.00%, 9/1/33 (7)	57,709,958	58,243
Government National Mortgage Assn. , 4.50%, 12/20/48	312,919,435	326,435
		384,678
U. S. Treasury Obligations 13.7%
U. S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48	51,720,896	52,885
U. S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49	33,154,944	34,056
U. S. Treasury Notes, 2.25%, 8/15/27	278,600,000	276,162
U. S. Treasury Notes, 2.25%, 11/15/27	210,960,000	208,916
		572,019
Total United States (Cost $1,497,760)		1,507,502

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.1%
Commercial Paper 0.3%
4 (2) 0.3% (8)
CNH Industrial, 2.91%, 4/3/19 (2)	11,590,000	11,585
		11,585
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 2.49% (9)(10)	119,304,988	119,305
		119,305

U. S. Government Obligations 0.0%
U. S. Treasury Bills, 2.411%, 5/23/19	405,000	404
		404
Total Short-Term Investments (Cost $131,297)		131,294

SECURITIES LENDING COLLATERAL 0.7%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 2.60% (9)(10)	349,008	3,490
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		3,490
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.6%
Short-Term Funds 0.6%
T. Rowe Price Short-Term Fund, 2.60% (9)(10)	2,762,516	27,625
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		27,625
Total Securities Lending Collateral (Cost $31,115)		31,115

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.4%

Exchange-Traded Options Purchased 0.3%
Description		Contracts	Notional Amount	Value
S&P 500 Index, Put, 4/18/19 @ $2,800.00 (3)		959	271,819	$1,774
S&P 500 Index, Put, 5/17/19 @ $2,800.00 (3)		745	211,163	2,868
Nasdaq 100 Index, Put, 5/17/19 @ $7,000.00 (3)		171	126,177	1,122

U. S. Treasury Long Bond futures contract, Call,
4/26/19 @ $124.50 (3)		13,539	1,681,797	5,500
Total Exchange-Traded Options Purchased (Cost $15,557)				11,264

OTC Options Purchased 0.1%
Counterparty	Description	Contracts	Notional Amount	Value

	Credit Default Swap, Protection
	Bought (Relevant Credit: Markit
	CDX. NA. HY-S31, 5 Year Index,
	12/20/23), Pay 5.00% Quarterly,
JPMorgan	Receive upon credit default, 4/17/19
Chase	@1.03%* (3)	1	222,920	102

	Credit Default Swap, Protection
	Bought (Relevant Credit: Markit
	CDX. NA. HY-S31, 5 Year Index,
	12/20/23), Pay 5.00% Quarterly,
Morgan	Receive upon credit default, 4/17/19
Stanley	@1.03%* (3)	1	112,480	52

	Credit Default Swap, Protection
	Bought (Relevant Credit: Markit
	CDX. NA. HY-S31, 5 Year Index,
	12/20/23), Pay 5.00% Quarterly,
	Receive upon credit default, 4/17/19
BNP Paribas	@1.04%* (3)	1	235,190	127

	Credit Default Swap, Protection
	Bought (Relevant Credit: Markit
	CDX. NA. HY-S31, 5 Year Index,
	12/20/23), Pay 5.00% Quarterly,
JPMorgan	Receive upon credit default, 4/17/19
Chase	@1.04%* (3)	1	100,210	54

	EUR Call / USD Put, 4/10/19
HSBC Bank	@1.14 (USD) (3)	1	166,700	39

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in 000s, except for contracts)

	GBP Put / USD Call, 4/2/19 @ 1.30
HSBC Bank	(USD)(3)	1	83,550	448
Morgan	USD Call / CAD Put, 4/26/19 @ 1.34
Stanley	(CAD)(3)	1	63,200	280
Goldman	USD Call / KRW Put, 5/7/19 @
Sachs	1,130.00 (KRW) (3)	1	167,410	1,778
	USD Put / JPY Call, 4/23/19 @ 109.00
HSBC Bank	(JPY)(3)	1	126,650	288
	USD Put / JPY Call, 4/23/19 @ 107.00
HSBC Bank	(JPY)(3)	1	210,860	151
	USD Put / JPY Call, 7/24/19 @ 108.00
HSBC Bank	(JPY)(3)	2	335,400	2,996
Total OTC Options Purchased (Cost $16,541)				6,315
Total Options Purchased (Cost $32,098)				$17,579
Total Investments in Securities 98.6%
(Cost $4,180,294)				$4,124,932
Other Assets Less Liabilities 1.4%				59,789

Net Assets 100.0%				$4,184,721

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread
(1) All or a portion of this security is on loan at March 31, 2019.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $271,785 and represents 6.5% of net assets.
(3) Non-income producing
(4) In default with respect to payment of interest.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(6) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(7) The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.
(8) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" --
total value of such securities at period-end amounts to $11,585 and represents
0.3% of net assets.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(9)	Affiliated Companies
(10)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M CAD CDOR	Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
3M HKD HIBOR	Three month HKD HIBOR (Hong Kong interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M CZK PRIBOR	Six month CZK PRIBOR (Prague interbank offered rate)
6M GBP LIBOR	Six month GBP LIBOR (London interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
ABPP	Argentina Blended Policy Rate
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
CNY	China Renminbi
CPI	Consumer Price Index
CZK	Czech Koruna
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
OTC	Over-the-counter
PHP	Philippines Peso
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.0)%

OTC Options Written (0.0)%

Counterparty	Description	Contracts	Notional Amount	Value
	USD Put / JPY Call, 4/23/19 @ 109.00
HSBC Bank	(JPY)	1	126,650	$(288)

	USD Put / JPY Call, 4/23/19 @ 107.00
HSBC Bank	(JPY)	1	210,860	(152)

	Credit Default Swap, Protection Sold
	(Relevant Credit: Markit CDX. NA. IG-
	S32, 5 Year Index, 6/20/24), Receive
	5.00% Quarterly, Pay upon credit
BNP Paribas	default, 5/15/19 @ 0.65%*	1	417,000	(854)

	Credit Default Swap, Protection
	Bought (Relevant Credit: Markit
	CDX. NA. HY-S31, 5 Year Index,
	12/20/23), Pay 5.00% Quarterly,
Bank of	Receive upon credit default, 5/15/19
America, N. A. @ 1.01%*		1	127,000	(116)

Total Options Written (Premiums $(1,687))				$(1,410)

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except market price)
SWAPS (2.1)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	Value	(Receipts)**	Gain/(Loss)

BILATERAL SWAPS (0.7)%

Credit Default Swaps, Protection Bought (0.6)%

Bahrain 0.0%

Bank of America, N. A. , Protection Bought
(Relevant Credit: Government of Bahrain, 5.50%,
3/31/20), Pay 1.00% Quarterly, Receive upon
credit default, 12/20/23 (USD)	6,340	$402	$461	$(59)

Barclays Bank, Protection Bought (Relevant
Credit: Government of Bahrain, 5.50%, 3/31/20),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD)	12,686	805	958	(153)

JPMorgan Chase, Protection Bought (Relevant
Credit: Government of Bahrain, 5.50%, 3/31/20),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD)	12,524	797	924	(127)

Total Bahrain			2,343	(339)

China (0.1)%

Barclays Bank, Protection Bought (Relevant
Credit: Bank of China/Hong Kong, 3.125%,
1/23/19), Pay 1.00% Quarterly, Receive upon
credit default, 6/20/22 (USD)	360	(8)	(3)	(5)

Barclays Bank, Protection Bought (Relevant
Credit: Bank of China/Hong Kong, 3.125%,
1/23/19), Pay 1.00% Quarterly, Receive upon
credit default, 12/20/22 (USD)	75,050	(1,648)	(776)	(872)

BNP Paribas, Protection Bought (Relevant
Credit: Bank of China/Hong Kong, 3.125%,
1/23/19), Pay 1.00% Quarterly, Receive upon
credit default, 12/20/22 (USD)	7,000	(154)	(91)	(63)

Citibank, Protection Bought (Relevant Credit:
Bank of China/Hong Kong, 3.125%, 1/23/19),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/22 (USD)	8,800	(190)	9	(199)

Citibank, Protection Bought (Relevant Credit:
Bank of China/Hong Kong, 3.125%, 1/23/19),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/22 (USD)	37,450	(821)	(419)	(402)

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in 000s, except market price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	Value	(Receipts)**	Gain/(Loss)
JPMorgan Chase, Protection Bought (Relevant
Credit: Bank of China/Hong Kong, 3.125%,
1/23/19), Pay 1.00% Quarterly, Receive upon
credit default, 6/20/22 (USD)	1,650	(35)	2	(37)
Total China			(1,278)	(1,578)
Germany (0.1)%

Bank of America, N. A. , Protection Bought
(Relevant Credit: BMW Finance 0.125%,
1/12/21), Pay 1.00% Quarterly, Receive upon
credit default, 12/20/23	7,401	(154)	(117)	(37)

Bank of America, N. A. , Protection Bought
(Relevant Credit: Daimler 0.625%, 3/5/20), Pay
1.00% Quarterly, Receive upon credit default,
12/20/23	5,551	(84)	(24)	(60)

Bank of America, N. A. , Protection Bought
(Relevant Credit: Volkswagen International
Finance 0.50%, 3/30/21), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/23	4,310	10	14	(4)

Barclays Bank, Protection Bought (Relevant
Credit: Volkswagen International Finance 0.50%,
3/30/21), Pay 1.00% Quarterly, Receive upon
credit default, 12/20/23	46,178	106	195	(89)

BNP Paribas, Protection Bought (Relevant
Credit: Daimler 0.625%, 3/5/20), Pay 1.00%
Quarterly, Receive upon credit default, 12/20/23	16,807	(255)	(118)	(137)

Citibank, Protection Bought (Relevant Credit:
BMW Finance 0.125%, 1/12/21), Pay 1.00%
Quarterly, Receive upon credit default, 12/20/23	22,498	(466)	(449)	(17)

Citibank, Protection Bought (Relevant Credit:
Daimler 0.625%, 3/5/20), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/23	33,289	(504)	(173)	(331)

Citibank, Protection Bought (Relevant Credit:
Volkswagen International Finance 0.50%,
3/30/21), Pay 1.00% Quarterly, Receive upon
credit default, 12/20/23	6,061	14	76	(62)

JPMorgan Chase, Protection Bought (Relevant
Credit: BMW Finance 0.125%, 1/12/21), Pay
1.00% Quarterly, Receive upon credit default,
12/20/23	27,251	(565)	(309)	(256)

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in 000s, except market price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	Value	(Receipts)**	Gain/(Loss)

JPMorgan Chase, Protection Bought (Relevant
Credit: Daimler 0.625%, 3/5/20), Pay 1.00%
Quarterly, Receive upon credit default, 12/20/23	15,742	(238)	(112)	(126)

JPMorgan Chase, Protection Bought (Relevant
Credit: Volkswagen International Finance 0.50%,
3/30/21), Pay 1.00% Quarterly, Receive upon
credit default, 12/20/23	800	1	(5)	6

Morgan Stanley, Protection Bought (Relevant
Credit: Daimler 0.625%, 3/5/20), Pay 1.00%
Quarterly, Receive upon credit default, 12/20/23	4,011	(61)	(17)	(44)

Total Germany			(1,039)	(1,157)

Luxembourg (0.4)%
Bank of America, N. A. , Protection Bought
(Relevant Credit: Glencore Finance Europe,
6.50%, 2/27/19), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/22	10,250	(1,747)	(1,784)	37

Barclays Bank, Protection Bought (Relevant
Credit: Glencore Finance Europe, 6.50%,
2/27/19), Pay 5.00% Quarterly, Receive upon
credit default, 6/20/22	5,165	(813)	(574)	(239)

Barclays Bank, Protection Bought (Relevant
Credit: Glencore Finance Europe, 6.50%,
2/27/19), Pay 5.00% Quarterly, Receive upon
credit default, 12/20/22	32,400	(5,520)	(5,416)	(104)

Barclays Bank, Protection Bought (Relevant
Credit: Glencore Finance Europe, 6.50%,
2/27/19), Pay 5.00% Quarterly, Receive upon
credit default, 6/20/23	11,714	(2,144)	(1,685)	(459)

BNP Paribas, Protection Bought (Relevant
Credit: Glencore Finance Europe, 6.50%,
2/27/19), Pay 5.00% Quarterly, Receive upon
credit default, 12/20/22	7,850	(1,336)	(1,250)	(86)

Citibank, Protection Bought (Relevant Credit:
Glencore Finance Europe, 6.50%, 2/27/19), Pay
5.00% Quarterly, Receive upon credit default,
6/20/23	13,096	(2,398)	(1,916)	(482)

Goldman Sachs, Protection Bought (Relevant
Credit: Glencore Finance Europe, 6.50%,
2/27/19), Pay 5.00% Quarterly, Receive upon
credit default, 12/20/22	10,000	(1,704)	(1,811)	107

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in 000s, except market price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	Value	(Receipts)**	Gain/(Loss)

JPMorgan Chase, Protection Bought (Relevant
Credit: Glencore Finance Europe, 6.50%,
2/27/19), Pay 5.00% Quarterly, Receive upon
credit default, 6/20/23	3,000	(549)	(577)	28

Total Luxembourg			(15,013)	(1,198)

South Africa (0.0)%

Goldman Sachs, Protection Bought (Relevant
Credit: Republic of South Africa, 5.50%, 3/9/20),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD)	11,450	424	596	(172)

Total South Africa			596	(172)

United States (0.0)%

Barclays Bank, Protection Bought (Relevant
Credit: Ford Motor, 4.346%, 12/08/26), Pay
5.00% Quarterly, Receive upon credit default,
12/20/20	20,160	(1,453)	(1,204)	(249)

Credit Suisse, Protection Bought (Relevant
Credit: Markit CMBX. NA. BBB-S10, 40 Year
Index), Pay 3.00% Monthly, Receive upon credit
default, 11/17/59	2,276	120	123	(3)

Goldman Sachs, Protection Bought (Relevant
Credit: Markit CMBX. NA. BBB-S10, 40 Year
Index), Pay 3.00% Monthly, Receive upon credit
default, 11/17/59	27,703	1,462	1,514	(52)

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in 000s, except market price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	Value	(Receipts)**	Gain/(Loss)

Morgan Stanley, Protection Bought (Relevant
Credit: Markit CMBX. NA. BBB-S10, 40 Year
Index), Pay 3.00% Monthly, Receive upon credit
default, 11/17/59	12,420	655	726	(71)

Total United States			1,159	(375)

Total Bilateral Credit Default Swaps, Protection Bought			(13,232)	(4,819)

Credit Default Swaps, Protection Sold 0.1%

Luxembourg 0.1%

Barclays Bank, Protection Sold (Relevant Credit:
ArcelorMittal, 2.25%, 1/17/24, 104.09 EUR*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23	1,979	351	323	28

Barclays Bank, Protection Sold (Relevant Credit:
ArcelorMittal, 2.875%, 7/6/20, 103.28 EUR*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/23	8,368	1,448	1,340	108

BNP Paribas, Protection Sold (Relevant Credit:
ArcelorMittal, 2.875%, 7/6/20, 103.28 EUR*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23	1,979	351	323	28

Citibank, Protection Sold (Relevant Credit:
ArcelorMittal, 2.875%, 7/6/20, 103.28 EUR*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/23	9,832	1,700	1,564	136

Total Luxembourg			3,550	300

Total Bilateral Credit Default Swaps, Protection Sold			3,550	300

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in 000s, except market price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	Value	(Receipts)**	Gain/(Loss)

Total Return Swaps (0.1)%

United States (0.1)%

Citibank, Pay Underlying Reference: iBoxx USD
Liquid Investment Grade Index Quarterly,
Receive Variable 2.633% (3M USD LIBOR)
Quarterly, 6/20/19	61,500	(1,408)	—	(1,408)

JPMorgan Chase, Pay Underlying Reference:
iBoxx USD Liquid High Yield Index Quarterly,
Receive Variable 2.633% (3M USD LIBOR)
Quarterly, 6/20/19	125,500	(1,098)	—	(1,098)

Citibank, Pay Underlying Reference: iBoxx EUR
Liquid High Yield Index Quarterly, Receive
Variable (0.31)% (3M EURIBOR) Quarterly,
6/20/19 (EUR)	36,800	84	—	84

Total United States			—	(2,422)

Total Bilateral Total Return Swaps			—	(2,422)

Zero-Coupon Inflation Swaps (0.1)%

United States (0.1)%

Bank of America, N. A. , 5 Year Zero-Coupon
Inflation Swap Pay Fix 2.323%, Receive variable
(Change in CPI) at Maturity, 6/13/23	127,250	(2,950)	—	(2,950)

Barclays Bank, 5 Year Zero-Coupon Inflation
Swap Pay Fix 2.313%, Receive variable (Change
in CPI) at Maturity, 8/6/23	7,000	(172)	—	(172)

Barclays Bank, 5 Year Zero-Coupon Inflation
Swap Pay Fix 2.317%, Receive variable (Change
in CPI) at Maturity, 6/11/23	47,719	(1,088)	—	(1,088)

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in 000s)

			Upfront
	Notional		Payments/		Unrealized
Description	Amount	Value	(Receipts)**		Gain/(Loss)
Barclays Bank, 5 Year Zero-Coupon Inflation
Swap Pay Fix 2.321%, Receive variable (Change
in CPI) at Maturity, 6/11/23	79,531	(1,813)	—		(1,813)
Total United States			—		(6,023)

Total Bilateral Zero-Coupon Inflation Swaps			—		(6,023)

Total Bilateral Swaps			$(9,682	) $	(12,964)

	Notional				Unrealized
Description	Amount	Value	Initial Value**		Gain/(Loss)
CENTRALLY CLEARED SWAPS (1.4)%
Credit Default Swaps, Protection Bought (0.9)%
Foreign/Europe (0.1)%
Protection Bought (Relevant Credit: Markit iTraxx
Europe-S31, 5 Year Index), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/24	374,000	$(7,729)	$(7,489	) $	(240)
Total Foreign/Europe					(240)

United States (0.8)%
Protection Bought (Relevant Credit: Markit
CDX. NA. HY-S32, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/24	734,250	(13,400)	(11,830)		(1,570)
Protection Bought (Relevant Credit: Markit
CDX. NA. HY-S32, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default, 6/20/24	294,600	(20,058)	(17,119)		(2,939)
Total United States					(4,509)

Total Centrally Cleared Credit Default Swaps, Protection Bought					(4,749)

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in 000s)

	Notional			Unrealized
Description	Amount	Value	Initial Value**	Gain/(Loss)

Interest Rate Swaps (0.5)%

Canada (0.1)%
30 Year Interest Rate Swap, Pay Fixed 2.625%
Semi-Annually, Receive Variable 2.318% (3M
CAD CDOR) Semi-Annually, 7/5/48	20,750	(1,041)	1	(1,042)

30 Year Interest Rate Swap, Pay Fixed 2.631%
Semi-Annually, Receive Variable 2.318% (3M
CAD CDOR) Semi-Annually, 7/5/48	13,880	(712)	—	(712)

30 Year Interest Rate Swap, Pay Fixed 2.808%
Semi-Annually, Receive Variable 2.049% (3M
CAD CDOR) Semi-Annually, 9/12/48	2,280	(184)	1	(185)

30 Year Interest Rate Swap, Pay Fixed 2.942%
Semi-Annually, Receive Variable 2.023% (3M
CAD CDOR) Semi-Annually, 9/25/48	850	(87)	—	(87)

30 Year Interest Rate Swap, Pay Fixed 3.028%
Quarterly, Receive Variable 2.175% (3M CAD
CDOR) Semi-Annually, 11/6/48	1,500	(179)	—	(179)

30 Year Interest Rate Swap, Pay Fixed 3.03%
Quarterly, Receive Variable 2.158% (3M CAD
CDOR) Semi-Annually, 11/9/48	2,200	(263)	—	(263)

Total Canada				(2,468)
Czech Republic (0.0)%

5 Year Interest Rate Swap, Pay Fixed 1.78%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	67,411	5	1	4

5 Year Interest Rate Swap, Pay Fixed 1.79%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	67,411	4	1	3

5 Year Interest Rate Swap, Pay Fixed 1.80%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	67,411	1	—	1

5 Year Interest Rate Swap, Pay Fixed 1.82%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 4/2/24	143,810	(2)	—	(2)

5 Year Interest Rate Swap, Pay Fixed 1.83%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	67,411	(3)	—	(3)

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in 000s)

	Notional			Unrealized
Description	Amount	Value	Initial Value**	Gain/(Loss)

5 Year Interest Rate Swap, Pay Fixed 1.833%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	67,411	(3)	—	(3)

5 Year Interest Rate Swap, Pay Fixed 1.857%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 3/29/24	1,348,221	(125)	—	(125)

5 Year Interest Rate Swap, Pay Fixed 1.87%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 3/27/24	117,853	(13)	1	(14)

5 Year Interest Rate Swap, Pay Fixed 1.87%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 3/28/24	353,560	(43)	—	(43)

Total Czech Republic				(182)

Hong Kong (0.0)%

5 Year Interest Rate Swap, Pay Fixed 1.532%
Quarterly, Receive Variable 1.618% (3M HKD
HIBOR) Quarterly, 9/6/22	12,000	19	—	19

5 Year Interest Rate Swap, Pay Fixed 2.32%
Quarterly, Receive Variable 2.09% (3M HKD
HIBOR) Quarterly, 1/4/22	59,100	(91)	1	(92)

5 Year Interest Rate Swap, Pay Fixed 2.95%
Quarterly, Receive Variable 1.708% (3M HKD
HIBOR) Quarterly, 11/12/23	50,000	(293)	—	(293)

Total Hong Kong				(366)

Poland (0.4)%

10 Year Interest Rate Swap, Pay Fixed 2.33%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 3/25/29	56,410	(86)	1	(87)

10 Year Interest Rate Swap, Pay Fixed 2.873%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 9/6/28	5,800	(106)	—	(106)

10 Year Interest Rate Swap, Pay Fixed 2.883%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 3/19/28	38,258	(560)	—	(560)

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in 000s)

	Notional			Unrealized
Description	Amount	Value	Initial Value	Gain/(Loss)

10 Year Interest Rate Swap, Pay Fixed 2.918%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 3/19/28	122,042	(1,879)	—	(1,879)

10 Year Interest Rate Swap, Pay Fixed 2.93%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 11/5/28	20,430	(344)	—	(344)

10 Year Interest Rate Swap, Pay Fixed 2.955%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 6/8/28	17,812	(372)	1	(373)

10 Year Interest Rate Swap, Pay Fixed 2.963%
Annually, Receive Variable 1.69% (6M PLN
WIBOR) Semi-Annually, 8/6/28	9,750	(202)	—	(202)

10 Year Interest Rate Swap, Pay Fixed 2.975%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 11/12/28	110,500	(1,968)	—	(1,968)

10 Year Interest Rate Swap, Pay Fixed 2.983%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 9/17/28	29,420	(611)	1	(612)

10 Year Interest Rate Swap, Pay Fixed 2.995%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 3/7/28	18,561	(318)	1	(319)

10 Year Interest Rate Swap, Pay Fixed 3.00%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 11/13/28	40,000	(736)	—	(736)

10 Year Interest Rate Swap, Pay Fixed 3.025%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 6/11/28	28,188	(635)	1	(636)

10 Year Interest Rate Swap, Pay Fixed 3.049%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 3/8/28	141,439	(2,589)	—	(2,589)

10 Year Interest Rate Swap, Pay Fixed 3.05%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 2/28/28	34,000	(624)	1	(625)

10 Year Interest Rate Swap, Pay Fixed 3.118%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 2/23/28	15,000	(299)	—	(299)

10 Year Interest Rate Swap, Pay Fixed 3.149%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 2/13/28	119,483	(2,465)	—	(2,465)

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in 000s)

	Notional			Unrealized
Description	Amount	Value	Initial Value**	Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed 3.158%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 2/14/28	90,466	(1,883)	1	(1,884)
10 Year Interest Rate Swap, Pay Fixed 3.16%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 2/12/28	75,051	(1,568)	—	(1,568)
Total Poland				(17,252)

United Kingdom (0.0)%
50 Year Interest Rate Swap, Pay Fixed 1.449%
Semi-Annually, Receive Variable 0.984% (6M
GBP LIBOR) Semi-Annually, 3/8/69	9,200	(635)	1	(636)
Total United Kingdom				(636)

Total Centrally Cleared Interest Rate Swaps				(20,904)

Total Centrally Cleared Swaps				(25,653)
Net payments (receipts) of variation margin to date				29,899

Variation margin receivable (payable) on centrally cleared
swaps				$4,246

* Market price at March 31, 2019
** Includes interest purchased or sold but not yet collected of $(379).

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Bank of America N. A.	4/5/19	INR	178,289 USD	2,504	$66
Bank of America N. A.	4/5/19	THB	1,797,014 USD	56,635	1
Bank of America N. A.	4/5/19	USD	53,199 THB	1,684,701	103
Bank of America N. A.	4/5/19	ZAR	326,293 USD	22,853	(257)
Bank of America N. A.	4/12/19	USD	20,702 TRY	114,138	551
Bank of America N. A.	4/16/19	ILS	107,511 USD	29,883	(253)
Bank of America N. A.	4/16/19	USD	3,121 ILS	11,288	10
Bank of America N. A.	4/18/19	USD	7,476 RON	30,402	338
Bank of America N. A.	5/17/19	SEK	383,330 USD	41,686	(304)
Bank of America N. A.	5/24/19	CHF	34,968 USD	35,083	223
Bank of America N. A.	5/24/19	EUR	76,315 USD	87,189	(1,175)
Bank of America N. A.	5/24/19	MXN	54,303 USD	2,860	(87)
Bank of America N. A.	5/24/19	USD	11,401 EUR	10,119	(4)
Bank of America N. A.	5/24/19	USD	23,341 MXN	459,606	(123)
Bank of America N. A.	6/14/19	USD	56,661 THB	1,797,014	(77)
Barclays Bank	4/5/19	CLP	9,786,301 USD	14,409	(28)
Barclays Bank	4/5/19	USD	35,511 THB	1,123,132	114
Barclays Bank	4/5/19	USD	54,113 ZAR	733,951	3,287
Barclays Bank	4/5/19	ZAR	762,643 USD	52,710	103
Barclays Bank	4/5/19	ZAR	279,684 USD	19,532	(163)
Barclays Bank	4/10/19	USD	42,473 TWD	1,302,028	234
Barclays Bank	4/12/19	CZK	473,641 USD	20,898	(307)
Barclays Bank	4/12/19	USD	5,149 PHP	274,055	(54)
Barclays Bank	4/12/19	USD	9,526 TRY	52,504	256
Barclays Bank	4/12/19	USD	20,133 TRY	116,071	(359)
Barclays Bank	4/16/19	USD	38,364 ILS	141,112	(526)
Barclays Bank	4/18/19	USD	7,477 RON	30,402	339
Barclays Bank	5/10/19	USD	53,479 CLP	35,783,860	892
Barclays Bank	5/15/19	USD	14,484 ILS	52,551	(28)
Barclays Bank	5/24/19	EUR	4,767 USD	5,441	(68)
Barclays Bank	5/24/19	USD	2,492 GBP	1,914	(8)
Barclays Bank	6/7/19	USD	14,406 CLP	9,786,301	25
BNP Paribas	4/2/19	BRL	17,017 USD	4,388	(43)
BNP Paribas	4/2/19	USD	4,367 BRL	17,017	22
BNP Paribas	4/5/19	CLP	9,786,301 USD	14,320	61
BNP Paribas	4/5/19	INR	338,851 USD	4,746	138
BNP Paribas	4/5/19	USD	15,752 CLP	10,868,335	(219)
BNP Paribas	4/5/19	USD	35,841 ZAR	489,002	1,977
BNP Paribas	4/5/19	ZAR	349,640 USD	24,478	(266)
BNP Paribas	4/10/19	USD	84,765 TWD	2,604,056	287
BNP Paribas	4/12/19	TRY	176,515 USD	31,627	(464)
BNP Paribas	4/16/19	ILS	101,880 USD	28,333	(254)
BNP Paribas	4/16/19	USD	19,188 ILS	70,555	(257)
BNP Paribas	4/18/19	RON	19,339 USD	4,589	(48)
BNP Paribas	4/18/19	USD	7,478 RON	30,402	339
BNP Paribas	4/26/19	USD	48,113 AUD	67,672	36
BNP Paribas	4/26/19	USD	40,505 AUD	57,547	(378)
BNP Paribas	5/10/19	USD	107,230 CLP	71,567,721	2,057

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
BNP Paribas	5/24/19	MXN	9,859USD	518	(14)
BNP Paribas	5/24/19	USD	102,692EUR	90,351	858
BNP Paribas	5/24/19	USD	43,732MXN	843,228	683
BNP Paribas	5/24/19	USD	23,373MXN	459,606	(91)
BNP Paribas	6/7/19	USD	14,319CLP	9,786,301	(62)
Canadian Imperial Bank of
Commerce	4/26/19	USD	41,572CAD	55,903	(290)
Citibank	4/4/19	CNY	357,624USD	53,183	33
Citibank	4/5/19	USD	53,154THB	1,684,701	58
Citibank	4/16/19	ILS	204,147USD	56,689	(425)
Citibank	4/18/19	RSD	394,817USD	3,764	(8)
Citibank	4/18/19	USD	5,901RON	24,110	240
Citibank	4/18/19	USD	24,022RSD	2,478,717	442
Citibank	4/26/19	JPY	1,307,151USD	12,047	(224)
Citibank	4/26/19	USD	56,045AUD	79,030	(100)
Citibank	5/15/19	USD	14,472ILS	52,551	(41)
Citibank	5/17/19	PLN	34,225USD	8,981	(53)
Citibank	5/24/19	USD	103,015EUR	90,351	1,180
Citibank	6/6/19	USD	53,090CNH	357,624	(95)
Citibank	6/12/19	USD	44,071ILS	158,202	296
Citibank	7/12/19	USD	42,283KRW	47,098,932	758
Credit Suisse	4/5/19	USD	21,962INR	1,517,824	84
Credit Suisse	5/24/19	USD	5,301EUR	4,665	44
Credit Suisse	7/12/19	INR	1,517,824USD	21,679	(104)
Deutsche Bank	4/5/19	USD	18,251INR	1,307,550	(597)
Goldman Sachs	4/4/19	CNH	175,717USD	26,084	52
Goldman Sachs	4/10/19	TWD	2,604,056USD	84,390	88
Goldman Sachs	5/10/19	USD	26,571CLP	17,891,930	277
Goldman Sachs	5/15/19	USD	32,467ILS	117,612	(13)
Goldman Sachs	5/24/19	USD	1,811MXN	35,380	5
Goldman Sachs	6/6/19	USD	26,081CNH	175,717	(51)
Goldman Sachs	7/12/19	KRW	70,648,399USD	62,821	(534)
Goldman Sachs	7/12/19	USD	84,715TWD	2,604,056	(34)
HSBC Bank	4/2/19	BRL	155,473USD	39,899	(200)
HSBC Bank	4/2/19	USD	39,973BRL	155,473	275
HSBC Bank	4/5/19	INR	4,716,501USD	65,999	1,987
HSBC Bank	4/5/19	USD	1,668CLP	1,099,826	52
HSBC Bank	4/5/19	USD	22,249INR	1,536,569	100
HSBC Bank	4/5/19	USD	2,576MYR	10,488	7
HSBC Bank	4/5/19	USD	44,699MYR	183,874	(344)
HSBC Bank	4/5/19	ZAR	163,448USD	11,439	(121)
HSBC Bank	4/16/19	USD	19,192ILS	70,555	(253)
HSBC Bank	4/26/19	AUD	58,752USD	42,119	(380)
HSBC Bank	4/26/19	USD	87,527AUD	124,151	(673)
HSBC Bank	4/26/19	USD	19,740JPY	2,198,514	(146)
HSBC Bank	5/24/19	CHF	34,969USD	35,060	246
HSBC Bank	5/24/19	EUR	4,105USD	4,668	(41)
HSBC Bank	5/24/19	GBP	12,992USD	17,248	(279)

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

						Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
HSBC Bank	5/24/19	MXN	804,199	USD	41,427	(371)
HSBC Bank	5/24/19	USD	4,668	EUR	4,078	72
HSBC Bank	5/24/19	USD	71,557	MXN	1,391,786	504
HSBC Bank	7/12/19	USD	21,138	KRW	23,549,467	375
JPMorgan Chase	4/4/19	USD	25,951	CNH	175,717	(185)
JPMorgan Chase	4/5/19	CLP	9,786,301	USD	14,423	(42)
JPMorgan Chase	4/5/19	THB	898,506	USD	28,219	98
JPMorgan Chase	4/5/19	THB	898,507	USD	28,470	(152)
JPMorgan Chase	4/5/19	USD	47,142	CLP	32,605,005	(771)
JPMorgan Chase	4/5/19	USD	44,707	MYR	183,874	(337)
JPMorgan Chase	4/5/19	USD	16,407	ZAR	219,586	1,200
JPMorgan Chase	4/12/19	TRY	106,198	USD	19,668	(919)
JPMorgan Chase	4/12/19	USD	26,258	PHP	1,400,430	(334)
JPMorgan Chase	4/16/19	USD	1,469	ILS	5,299	8
JPMorgan Chase	4/18/19	USD	12,845	RON	54,098	143
JPMorgan Chase	4/26/19	USD	42,027	CAD	56,000	93
JPMorgan Chase	4/26/19	USD	82,966	JPY	9,146,083	240
JPMorgan Chase	5/15/19	USD	8,997	ILS	32,382	54
JPMorgan Chase	5/17/19	SEK	592,001	USD	64,066	(158)
JPMorgan Chase	5/24/19	USD	4,998	EUR	4,369	74
JPMorgan Chase	5/24/19	USD	2,120	MXN	41,802	(14)
JPMorgan Chase	6/7/19	USD	14,422	CLP	9,786,301	41
JPMorgan Chase	6/14/19	USD	28,487	THB	898,507	118
JPMorgan Chase	6/14/19	USD	28,228	THB	898,506	(141)
Morgan Stanley	4/2/19	BRL	155,472	USD	39,898	(200)
Morgan Stanley	4/2/19	USD	39,999	BRL	155,472	300
Morgan Stanley	4/5/19	CLP	9,786,300	USD	14,387	(6)
Morgan Stanley	4/5/19	USD	3,287	CLP	2,194,270	63
Morgan Stanley	4/5/19	USD	32,375	ZAR	439,170	1,962
Morgan Stanley	4/16/19	USD	41,456	ILS	151,286	(238)
Morgan Stanley	4/18/19	USD	2,704	RON	11,385	31
Morgan Stanley	4/26/19	AUD	117,899	USD	84,902	(1,144)
Morgan Stanley	4/26/19	CAD	3,097	USD	2,320	(1)
Morgan Stanley	4/26/19	JPY	19,397,786	USD	176,311	(859)
Morgan Stanley	4/26/19	USD	71,964	AUD	101,663	(260)
Morgan Stanley	5/15/19	USD	14,463	ILS	52,551	(49)
Morgan Stanley	5/24/19	CHF	34,968	USD	35,054	251
Morgan Stanley	5/24/19	USD	10,318	EUR	9,046	123
Morgan Stanley	5/24/19	USD	27,397	GBP	21,124	(194)
Morgan Stanley	5/24/19	USD	25,591	MXN	495,447	298
Morgan Stanley	6/7/19	USD	14,386	CLP	9,786,300	5
Standard Chartered	4/2/19	BRL	293,927	USD	76,762	(1,710)
Standard Chartered	4/2/19	USD	75,430	BRL	293,927	378
Standard Chartered	4/4/19	USD	52,628	CNY	357,624	(588)
Standard Chartered	4/5/19	MYR	470,174	USD	115,532	(354)
Standard Chartered	4/5/19	USD	12,160	INR	871,698	(405)
Standard Chartered	4/5/19	USD	22,444	MYR	91,938	(78)
Standard Chartered	4/12/19	USD	13,588	MYR	56,845	(338)

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Standard Chartered	5/3/19	USD	8,503 BRL	32,301	271
Standard Chartered	5/17/19	PLN	34,225 USD	8,968	(40)
Standard Chartered	5/24/19	USD	23,424 MXN	459,606	(39)
Standard Chartered	6/4/19	USD	38,405 BRL	149,344	447
Standard Chartered	6/14/19	USD	115,343 MYR	470,174	111
State Street	4/10/19	TWD	1,302,028 USD	42,185	54
State Street	4/26/19	USD	44,544 AUD	62,688	8
State Street	5/15/19	USD	14,476ILS	52,551	(37)
State Street	5/24/19	USD	205,529 EUR	180,703	1,859
State Street	6/12/19	USD	29,388ILS	105,468	204
State Street	7/12/19	USD	42,342 TWD	1,302,028	(32)
UBS Investment Bank	4/5/19	CLP	29,358,903 USD	44,014	(871)
UBS Investment Bank	4/5/19	THB	898,507USD	28,471	(153)
UBS Investment Bank	4/5/19	USD	31,250CLP	21,736,670	(693)
UBS Investment Bank	4/18/19	USD	7,480RON	30,402	342
UBS Investment Bank	5/10/19	CLP	4,019,760USD	6,034	(127)
UBS Investment Bank	5/15/19	USD	14,473ILS	52,551	(40)
UBS Investment Bank	5/24/19	USD	104,378 EUR	91,467	1,285
UBS Investment Bank	5/24/19	USD	47,084 MXN	919,212	156
UBS Investment Bank	6/7/19	USD	44,006CLP	29,358,903	863
UBS Investment Bank	6/12/19	USD	44,138ILS	158,200	363
UBS Investment Bank	6/14/19	USD	28,486THB	898,507	117
Net unrealized gain (loss) on open forward
currency exchange contracts					$8,932

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 362 Euro BTP contracts	6/19	52,575	$(132)
Short, 1,781 Euro OAT contracts	6/19	(324,990)	(9,078)
Long, 1,709 U. S. Treasury Notes five year contracts	6/19	197,950	1,733
Long, 7,225 U. S. Treasury Notes ten year contracts	6/19	897,481	3,761
Short, 1,239 Ultra U. S. Treasury Bonds contracts	6/19	(208,152)	(9,908)
Net payments (receipts) of variation margin to date			11,870

Variation margin receivable (payable) on open futures
contracts			$(1,754)

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

Affiliated Companies
($000 s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$1,707
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$1,707+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$129,111		¤	¤	$119,305
T. Rowe Price Short-Term
Fund	24,628		¤	¤	31,115
					$150,420^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,707 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $150,420.

The accompanying notes are an integral part of this Portfolio of Investments.

First Page Footer

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Dynamic Global Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in
Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs,

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 3,926,818	$ —	$ 3,926,818
Convertible Preferred Stocks	—	18,126	—	18,126
Short-Term Investments	119,305	11,989	—	131,294
Securities Lending Collateral	31,115	—	—	31,115
Options Purchased	5,500	12,079	—	17,579
Total Securities	155,920	3,969,012	—	4,124,932
Swaps	—	12,976	—	12,976
Forward Currency Exchange Contracts	—	31,735	—	31,735
Total	$155,920	$ 4,013,723	$ —	$ 4,169,643
Liabilities
Options Written	$—	$ 1,410$	$ —	1,410
Swaps	—	31,376	—	31,376
Forward Currency Exchange Contracts	—	22,803	—	22,803
Futures Contracts	1,754	—	—	1,754
Total	$1,754	$ 55,589	$ —	$ 57,343

1 Includes Asset-Backed Securities, Bank Loans, Corporate Bonds, Government Bonds, Non-U.S. Government Mortgage-
Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Treasury Obligations.

T. ROWE PRICE EMERGING MARKETS BOND FUND
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ALBANIA 0.0%

Government Bonds 0.0%
Government of Albania, 3.50%, 10/9/25 (EUR) (1)	300,000	351
Total Albania (Cost $347)		351

ANGOLA 0.0%

Government Bonds 0.0%
Republic of Angola, 9.50%, 11/12/25 (USD)	250,000	285
Total Angola (Cost $250)		285

ARGENTINA 7.5%

Corporate Bonds 1.3%
Adecoagro, 6.00%, 9/21/27 (USD) (1)	14,070,000	13,296
Adecoagro, 6.00%, 9/21/27 (USD)	1,285,000	1,214
Banco de Galicia y Buenos Aires, VR, 8.25%, 7/19/26
(USD) (1)(2)	24,554,000	23,879
Banco Macro, 17.50%, 5/8/22 (1)	41,665,000	629
Banco Macro, VR, 6.75%, 11/4/26 (USD)(1)(2)	16,533,000	14,074
IRSA Propiedades Comerciales, 8.75%, 3/23/23 (USD) (1)	13,995,000	13,610
Tarjeta Naranja, FRN, BDLRPP + 3.50%, 20.328%, 4/11/22
(USD) (1)	17,525,000	5,772
YPF Sociedad Anonima, FRN, BDLRPP + 4.00%, 19.826%,
7/7/20 (USD) (1)	4,550,000	1,637
		74,111
Government Bonds 6.2%
Province of Buenos Aires, 9.125%, 3/16/24 (USD)	16,150,000	13,445
Province of Buenos Aires, FRN, BDLRPP + 3.83%, 50.198%,
5/31/22	191,620,000	4,015
Republic of Argentina, 4.625%, 1/11/23 (USD)	2,300,000	1,889
Republic of Argentina, 5.00%, 1/15/27 (EUR)	600,000	502
Republic of Argentina, 5.625%, 1/26/22 (USD)	660,000	571
Republic of Argentina, 5.875%, 1/11/28 (USD)	53,665,000	41,329
Republic of Argentina, 6.875%, 1/26/27 (USD)	14,350,000	11,654
Republic of Argentina, 6.875%, 1/11/48 (USD)	600,000	443
Republic of Argentina, 7.125%, 7/6/36 (USD)	3,400,000	2,624
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T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Argentina, 7.50%, 4/22/26 (USD)	187,965,000	159,982
Republic of Argentina, 8.28%, 12/31/33 (USD)	130,704,993	108,812
Republic of Argentina, FRN, ABPP + 0.00%, 54.47%, 6/21/20	462,000,000	11,894
Republic of Argentina, Inflation-Indexed, 4.00%, 3/6/20	14,745,688	323
Republic of Argentina, STEP, 2.50%, 12/31/38 (USD)	8,000,000	4,650
Republic of Argentina, VR, 12/15/35(USD)	113,815,000	4,587
		366,720
Total Argentina (Cost $541,917)		440,831

AZERBAIJAN 0.2%
Government Bonds 0.2%
Republic of Azerbaijan, 3.50%, 9/1/32	200,000	176
Southern Gas Corridor, 6.875%, 3/24/26	12,500,000	14,047
Total Azerbaijan (Cost $14,115)		14,223

BAHAMAS 1.4%
Government Bonds 1.4%
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD) (1)	72,245,000	76,146
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)	5,000,000	5,248
Total Bahamas (Cost $78,784)		81,394

BENIN 0.5%
Government Bonds 0.5%
Government of Benin, 5.75%, 3/26/26 (1)	27,510,000	30,719
Total Benin (Cost $30,864)		30,719

BERMUDA 0.6%
Government Bonds 0.6%
Government of Bermuda, 4.75%, 2/15/29 (USD) (1)	31,770,000	33,636
Total Bermuda (Cost $31,905)		33,636

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
BRAZIL 9.2%

Corporate Bonds 7.4%
Azul Investments, 5.875%, 10/26/24 (USD) (1)	21,985,000	20,831
Banco BTG Pactual, VR, 7.75%, 2/15/29 (USD) (1)(2)	17,605,000	17,517
Banco do Brasil, VR, 9.00% (USD) (2)(3)	24,575,000	26,048
Cosan Overseas, 8.25% (USD)(3)	6,085,000	6,222
CSN Resources, 7.625%, 2/13/23 (USD)	8,175,000	8,216
Globo Comunicacao e Participacoes, 5.125%, 3/31/27 (USD)	6,045,000	5,871
Itau Unibanco Holding, VR, 6.125% (USD) (1)(2)(3)	8,345,000	8,213
Itau Unibanco Holding, VR, 6.50% (USD) (1)(2)(3)	5,700,000	5,643
Klabin Austria GmbH, 5.75%, 4/3/29 (USD) (1)	10,350,000	10,307
Marfrig Holding Europe, Series B, 8.00%, 6/8/23 (USD)	22,250,000	23,029
Minerva Luxembourg, 6.50%, 9/20/26 (USD) (1)	5,035,000	5,016
Petrobras Global Finance, 6.85%, 6/5/15 (USD)	24,546,000	23,833
Petrobras Global Finance, 7.375%, 1/17/27 (USD)	50,020,000	55,310
Petrobras Global Finance, 8.75%, 5/23/26 (USD)	165,320,000	195,904
Rumo, 5.875%, 1/18/25 (USD) (1)	6,975,000	7,032
Suzano Austria GmbH, 6.00%, 1/15/29 (USD) (1)	14,200,000	15,161
		434,153
Government Bonds 1.8%
Brazil Notas do Tesouro Nacional, Series B, Inflation-Indexed,
6.00%, 5/15/23	2,968,937	820
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/23	21,450,000	5,787
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/27	700,000	189
Republic of Brazil, 4.25%, 1/7/25 (USD)	667,000	680
Republic of Brazil, 4.50%, 5/30/29 (USD)	1,000,000	984
Republic of Brazil, 4.625%, 1/13/28 (USD)	40,900,000	41,299
Republic of Brazil, 5.00%, 1/27/45 (USD)	29,413,000	27,181
Republic of Brazil, 5.625%, 1/7/41 (USD)	22,545,000	22,686
Republic of Brazil, 5.625%, 2/21/47 (USD)	1,000,000	996
Republic of Brazil, 6.00%, 4/7/26 (USD)	1,030,000	1,144
Republic of Brazil, 7.125%, 1/20/37 (USD)	245,000	288
Republic of Brazil, 8.25%, 1/20/34 (USD)	5,500,000	7,033
		109,087
Total Brazil (Cost $518,076)		543,240

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
BULGARIA 0.0%
Government Bonds 0.0%
Republic of Bulgaria, 3.125%, 3/26/35 (EUR)	100,000	129
Total Bulgaria (Cost $123)		129

CANADA 0.1%
Common Stocks 0.1%
Frontera Energy (USD)	331,850	2,813
Total Canada (Cost $531)		2,813

CHILE 0.0%
Corporate Bonds 0.0%
Codelco, 3.625%, 8/1/27 (USD) (1)	560,000	562
Codelco, 4.50%, 8/1/47 (USD)	500,000	519
Codelco, 4.875%, 11/4/44 (USD)	400,000	439
Empresa Nacional Del Petroleo, 3.75%, 8/5/26 (USD)	675,000	668
		2,188
Government Bonds 0.0%
Republic of Chile, 3.125%, 1/21/26 (USD)	300,000	304
Republic of Chile, 3.24%, 2/6/28 (USD)	600,000	612
		916
Total Chile (Cost $2,961)		3,104

CHINA 3.5%
Convertible Bonds 0.1%
Ctrip. com International, 1.25%, 9/15/22 (USD)	5,770,000	5,851
		5,851
Corporate Bonds 3.4%
CAR, 6.125%, 2/4/20 (USD)	4,695,000	4,668
China Evergrande Group, 6.25%, 6/28/21 (USD)	8,500,000	8,123
CIFI Holdings Group, 6.55%, 3/28/24 (USD)	4,399,000	4,389
CIFI Holdings Group, 7.625%, 3/2/21 (USD)	8,200,000	8,484
CNAC HK Finbridge, 4.125%, 3/14/21 (USD)	1,130,000	1,146

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

CNAC HK Finbridge, 4.125%, 7/19/27 (USD)	340,000	344
CNAC HK Finbridge, 4.625%, 3/14/23 (USD)	26,200,000	27,221
CNAC HK Finbridge, 5.125%, 3/14/28 (USD)	1,059,000	1,142
CNOOC Curtis Funding No 1, 4.50%, 10/3/23 (USD)	27,600,000	29,026
CNRC Capitale, VR, 3.90% (USD) (2)(3)	3,762,000	3,733
Country Garden Holdings, 4.75%, 1/17/23 (USD)	10,350,000	9,985
Country Garden Holdings, 8.00%, 1/27/24 (USD)	3,700,000	3,934
Easy Tactic, 9.125%, 7/28/22 (USD)	8,390,000	8,904
Export-Import Bank of China, 3.375%, 3/14/27 (USD)	2,374,000	2,370
Golden Eagle Retail Group, 4.625%, 5/21/23 (USD)	13,850,000	12,950
State Grid Overseas Investment 2013, 4.375%, 5/22/43 (USD)	22,569,000	24,124
State Grid Overseas Investment 2013, 4.375%, 5/22/43
(USD) (1)	1,365,000	1,461
State Grid Overseas Investment 2014, 4.125%, 5/7/24 (USD)	1,884,000	1,974
State Grid Overseas Investment 2014, 4.85%, 5/7/44 (USD)	8,984,000	10,296
State Grid Overseas Investment 2016, 2.875%, 5/18/26 (USD)	15,400,000	14,888
State Grid Overseas Investment 2016, 4.00%, 5/4/47 (USD)	260,000	262
Yanlord Land, 6.75%, 4/23/23 (USD)	11,515,000	11,754
Yuzhou Properties, 7.90%, 5/11/21 (USD)	7,920,000	8,200
Yuzhou Properties, 8.625%, 1/23/22 (USD)	3,260,000	3,427
		202,805
Total China (Cost $203,327)		208,656

COLOMBIA 1.7%

Common Stocks 0.0%
Frontera Energy (CAD)	149,997	1,272
		1,272
Government Bonds 1.7%
Republic of Colombia, 3.875%, 4/25/27 (USD)	250,000	254
Republic of Colombia, 4.00%, 2/26/24 (USD)	9,080,000	9,373
Republic of Colombia, 4.375%, 7/12/21 (USD)	790,000	813
Republic of Colombia, 4.50%, 1/28/26 (USD)	400,000	422
Republic of Columbia, 5.00%, 6/15/45 (USD)	305,000	321
Republic of Colombia, 5.625%, 2/26/44 (USD)	37,000,000	41,799
Republic of Colombia, 6.125%, 1/18/41 (USD)	37,590,000	44,507
Republic of Colombia, 7.375%, 9/18/37 (USD)	575,000	754

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
		98,243
Total Colombia (Cost $106,465)		99,515

CONGO 0.1%
Corporate Bonds 0.1%
HTA Group, 9.125%, 3/8/22 (USD)	8,100,000	8,476
Total Congo (Cost $8,482)		8,476

COSTA RICA 0.8%
Government Bonds 0.8%
Instituto Costarricense de Electricidad, 6.375%, 5/15/43 (USD)	1,000,000	799
Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (USD)	14,600,000	14,545
Republic of Costa Rica, 4.25%, 1/26/23 (USD)	4,010,000	3,809
Republic of Costa Rica, 4.375%, 4/30/25 (USD)	20,710,000	19,131
Republic of Costa Rica, 7.00%, 4/4/44 (USD)	5,115,000	4,894
Republic of Costa Rica, 7.158%, 3/12/45 (USD)	3,885,000	3,764
Total Costa Rica (Cost $45,315)		46,942

CROATIA 0.0%
Government Bonds 0.0%
Republic of Croatia, 3.00%, 3/11/25 (EUR)	100,000	126
Republic of Croatia, 5.50%, 4/4/23 (USD)	200,000	217
Republic of Croatia, 6.00%, 1/26/24 (USD)	400,000	449
Republic of Croatia, 6.375%, 3/24/21 (USD)	200,000	212
Total Croatia (Cost $972)		1,004

DOMINICAN REPUBLIC 1.0%
Government Bonds 1.0%
Dominican Republic, 5.50%, 1/27/25 (USD)	650,000	670
Dominican Republic, 6.60%, 1/28/24 (USD)	600,000	649
Dominican Republic, 6.85%, 1/27/45 (USD)	45,035,000	48,357
Dominican Republic, 7.45%, 4/30/44 (USD)	8,810,000	9,966
Total Dominican Republic (Cost $55,082)		59,642

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

ECUADOR 1.6%

Government Bonds 1.6%
Republic of Ecuador, 7.95%, 6/20/24 (USD)	65,500,000	65,418
Republic of Ecuador, 8.75%, 6/2/23 (USD)	4,400,000	4,625
Republic of Ecuador, 10.50%, 3/24/20 (USD) (1)	240,000	253
Republic of Ecuador, 10.75%, 3/28/22 (USD) (1)	21,700,000	24,331
Republic of Ecuador, 10.75%, 1/31/29 (USD) (1)	1,300,000	1,437
Total Ecuador (Cost $90,264)		96,064

EGYPT 1.0%

Government Bonds 1.0%
Government of Egypt, 5.625%, 4/16/30 (EUR) (1)	200,000	216
Government of Egypt, 5.875%, 6/11/25 (USD) (1)	300,000	298
Government of Egypt, 6.588%, 2/21/28 (USD) (1)	450,000	442
Government of Egypt, 7.50%, 1/31/27 (USD) (1)	2,800,000	2,939
Government of Egypt, 7.50%, 1/31/27 (USD)	4,050,000	4,251
Government of Egypt, 7.903%, 2/21/48 (USD) (1)	600,000	584
Government of Egypt, 8.50%, 1/31/47 (USD)	1,600,000	1,637
Government of Egypt, 8.50%, 1/31/47 (USD) (1)	37,690,000	38,568
Government of Egypt, 8.70%, 3/1/49 (USD) (1)	1,300,000	1,355
Government of Egypt, 14.90%, 5/8/28	2,500,000	134
Government of Egypt Treasury Bills, 18.87%, 5/21/19	113,900,000	6,449
Total Egypt (Cost $58,178)		56,873

EL SALVADOR 1.8%

Government Bonds 1.8%
Republic of El Salvador, 5.875%, 1/30/25 (USD)	1,565,000	1,526
Republic of El Salvador, 6.375%, 1/18/27 (USD)	950,000	934
Republic of El Salvador, 6.375%, 1/18/27 (USD) (1)	200,000	197
Republic of El Salvador, 7.65%, 6/15/35 (USD)	21,475,000	22,415
Republic of El Salvador, 7.75%, 1/24/23 (USD)	120,000	127
Republic of El Salvador, 8.625%, 2/28/29 (USD) (1)	52,165,000	57,838
Republic of El Salvador, 8.625%, 2/28/29 (USD)	18,145,000	20,209
Total El Salvador (Cost $100,882)		103,246

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

GHANA 1.9%
Corporate Bonds 0.3%
Tullow Oil, 6.25%, 4/15/22 (USD)	13,800,000	13,900
Tullow Oil, 7.00%, 3/1/25 (USD) (1)	6,250,000	6,309
		20,209
Government Bonds 1.6%
Republic of Ghana, 7.875%, 8/7/23 (USD)	200,000	209
Republic of Ghana, 8.125%, 1/18/26 (USD)	88,900,000	91,456
Republic of Ghana, 8.627%, 6/16/49 (USD) (1)	650,000	636
		92,301
Total Ghana (Cost $114,118)		112,510

GRENADA 0.1%
Government Bonds 0.1%
Government of Grenada, 7.00%, 5/12/30 (USD)	3,284,114	3,030
Total Grenada (Cost $2,868)		3,030

GUATEMALA 0.0%
Government Bonds 0.0%
Republic of Guatemala, 4.50%, 5/3/26 (USD) (1)	775,000	759
Total Guatemala (Cost $789)		759

HONG KONG 0.2%
Corporate Bonds 0.2%
WTT Investment, 5.50%, 11/21/22 (USD) (1)	6,990,000	6,992
WTT Investment, 5.50%, 11/21/22 (USD)	5,500,000	5,501
Total Hong Kong (Cost $12,418)		12,493

HUNGARY 0.0%
Government Bonds 0.0%
Republic of Hungary, 5.375%, 2/21/23 (USD)	200,000	216
Republic of Hungary, 5.375%, 3/25/24 (USD)	300,000	329

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

Republic of Hungary, 5.75%, 11/22/23 (USD)	300,000	332
Republic of Hungary, 7.625%, 3/29/41 (USD)	300,000	447
Total Hungary (Cost $1,304)		1,324

INDIA 0.2%

Corporate Bonds 0.1%
HPCL-Mittal Energy, 5.25%, 4/28/27 (USD)	6,930,000	6,733
		6,733
Government Bonds 0.1%
Export-Import Bank of India, 3.375%, 8/5/26 (USD)	1,426,000	1,376
Export-Import Bank of India, 4.00%, 1/14/23 (USD)	550,000	560
Export-Import Bank of India, 8.375%, 7/24/25	17,000,000	249
National Highways Authority of India, 7.30%, 5/18/22	90,000,000	1,268
		3,453
Total India (Cost $10,348)		10,186

INDONESIA 7.2%

Corporate Bonds 3.5%
Indonesia Asahan Aluminium Persero, 5.71%, 11/15/23
(USD) (1)	14,800,000	15,981
Indonesia Asahan Aluminium Persero, 6.53%, 11/15/28
(USD) (1)	14,525,000	16,609
Indonesia Asahan Aluminium Persero, 6.757%, 11/15/48
(USD) (1)	260,000	300
Listrindo Capital, 4.95%, 9/14/26 (USD)(1)	1,400,000	1,362
Listrindo Capital, 4.95%, 9/14/26 (USD)	9,645,000	9,380
Pelabuhan Indonesia II, 5.375%, 5/5/45 (USD)	801,000	792
Pertamina Persero, 5.625%, 5/20/43 (USD)	104,726,000	109,070
Perusahaan Listrik Negara, 4.125%, 5/15/27 (USD)	16,500,000	16,298
Perusahaan Listrik Negara, 5.25%, 10/24/42 (USD)	15,300,000	15,274
Perusahaan Listrik Negara, 5.50%, 11/22/21 (USD)	265,000	279
Perusahaan Listrik Negara, 6.25%, 1/25/49 (USD) (1)	16,296,000	18,287
		203,632
Government Bonds 3.7%
Perusahaan Penerbit, 4.15%, 3/29/27 (USD) (1)	450,000	455

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Perusahaan Penerbit, 4.35%, 9/10/24 (USD)	26,922,000	27,885
Perusahaan Penerbit, 4.55%, 3/29/26 (USD)	117,395,000	122,238
Republic of Indonesia, 3.85%, 7/18/27 (USD) (1)	200,000	200
Republic of Indonesia, 4.625%, 4/15/43 (USD)	38,107,000	38,296
Republic of Indonesia, 4.75%, 2/11/29 (USD)	11,765,000	12,613
Republic of Indonesia, 5.125%, 1/15/45 (USD) (1)	886,000	945
Republic of Indonesia, 5.25%, 1/8/47 (USD)	448,000	486
Republic of Indonesia, 5.875%, 1/15/24 (USD)	861,000	951
Republic of Indonesia, 5.95%, 1/8/46 (USD) (1)	350,000	413
Republic of Indonesia, 6.75%, 1/15/44 (USD)	430,000	552
Republic of Indonesia, 8.50%, 10/12/35 (USD)	280,000	399
Republic of Indonesia, 9.00%, 3/15/29	183,950,000,000	14,086
		219,519
Total Indonesia (Cost $404,657)		423,151

IRAQ 0.0%
Government Bonds 0.0%
Republic of Iraq, 6.752%, 3/9/23 (USD) (1)	375,000	381
Total Iraq (Cost $375)		381

ISRAEL 1.2%
Corporate Bonds 1.2%
Israel Chemicals, 6.375%, 5/31/38 (USD) (1)	13,000,000	14,035
Israel Electric, 4.25%, 8/14/28 (USD) (1)	46,715,000	47,007
Israel Electric, 7.75%, 12/15/27 (USD)	7,400,000	9,111
		70,153
Government Bonds 0.0%
State of Israel, 1.50%, 1/18/27 (EUR)	200,000	236
		236
Total Israel (Cost $65,792)		70,389

IVORY COAST 1.2%
Government Bonds 1.2%
Republic of Ivory Coast, 5.25%, 3/22/30 (EUR) (1)	200,000	215

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)	700,000	646
Republic of Ivory Coast, 6.375%, 3/3/28 (USD)	17,910,000	17,500
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR) (1)	6,665,000	7,151
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR)	6,500,000	6,974
Republic of Ivory Coast, STEP, 5.75%, 12/31/32 (USD)	43,182,075	41,031
Total Ivory Coast (Cost $76,247)		73,517

JAMAICA 1.0%
Government Bonds 1.0%
Government of Jamaica, 6.75%, 4/28/28 (USD)	1,800,000	2,007
Government of Jamaica, 7.625%, 7/9/25 (USD)	700,000	801
Government of Jamaica, 7.875%, 7/28/45 (USD)	11,250,000	13,500
Government of Jamaica, 8.00%, 3/15/39 (USD)	35,921,000	43,150
Total Jamaica (Cost $56,172)		59,458

KAZAKHSTAN 0.7%
Corporate Bonds 0.7%
Kazakhstan Temir Zholy, 6.95%, 7/10/42 (USD)	200,000	230
KazMunayGas National, 4.75%, 4/19/27 (USD)	400,000	411
KazMunayGas National, 5.75%, 4/19/47 (USD)	4,150,000	4,333
KazMunayGas National, 6.375%, 10/24/48 (USD) (1)	33,170,000	36,357
		41,331
Government Bonds 0.0%
Republic of Kazakhstan, 2.375%, 11/9/28 (EUR) (1)	200,000	233
Republic of Kazakhstan, 3.875%, 10/14/24 (USD)	300,000	309
Republic of Kazakhstan, 4.875%, 10/14/44 (USD)	400,000	427
Republic of Kazakhstan, 5.125%, 7/21/25 (USD)	400,000	437
Republic of Kazakhstan, 6.50%, 7/21/45 (USD)	200,000	257
		1,663
Total Kazakhstan (Cost $39,312)		42,994

KENYA 0.2%
Government Bonds 0.2%
Republic of Kenya, 7.25%, 2/28/28 (USD) (1)	200,000	203

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

Republic of Kenya, 7.25%, 2/28/28 (USD)	11,000,000	11,138
Republic of Kenya, 8.25%, 2/28/48 (USD) (1)	600,000	609
Republic of Kenya, 8.25%, 2/28/48 (USD)	500,000	508
Total Kenya (Cost $11,911)		12,458
KUWAIT 0.0%

Corporate Bonds 0.0%
Equate Petrochemical, 4.25%, 11/3/26 (USD) (1)	300,000	304
Total Kuwait (Cost $289)		304

LEBANON 0.4%

Government Bonds 0.4%
Lebanese Republic, 6.00%, 1/27/23 (USD)	450,000	386
Lebanese Republic, 6.10%, 10/4/22 (USD)	425,000	370
Lebanese Republic, 6.20%, 2/26/25 (USD)	350,000	287
Lebanese Republic, 6.60%, 11/27/26 (USD)	6,295,000	5,065
Lebanese Republic, 6.65%, 4/22/24 (USD)	600,000	507
Lebanese Republic, 6.85%, 3/23/27 (USD)	21,970,000	17,762
Lebanese Republic, 8.25%, 4/12/21 (USD)	338,000	317
Total Lebanon (Cost $30,230)		24,694

MEXICO 12.0%

Corporate Bonds 10.0%
Axtel, 6.375%, 11/14/24 (USD) (1)	22,500,000	22,578
Banco Santander Mexico, VR, 8.50% (USD) (2)(3)	16,600,000	17,430
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (2)	9,000,000	8,309
BBVA Bancomer, VR, 5.35%, 11/12/29 (USD) (2)	7,000,000	6,748
Cemex, 7.75%, 4/16/26 (USD)	25,810,000	28,128
Cometa Energia, 6.375%, 4/24/35 (USD)(1)	25,069,800	24,688
Controladora Mabe, 5.60%, 10/23/28 (USD) (1)	7,300,000	7,428
Mexico City Airport Trust, 3.875%, 4/30/28 (USD)	7,100,000	6,452
Mexico City Airport Trust, 4.25%, 10/31/26 (USD)	250,000	242
Mexico City Airport Trust, 5.50%, 7/31/47 (USD) (1)	22,140,000	20,480
Mexico City Airport Trust, 5.50%, 7/31/47 (USD)	70,950,000	65,629
Nemak, 4.75%, 1/23/25 (USD) (1)	8,970,000	8,791

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

Petroleos Mexicanos, 3.50%, 1/30/23 (USD)	3,350,000	3,208
Petroleos Mexicanos, 4.25%, 1/15/25 (USD)	2,700,000	2,549
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)	1,500,000	1,398
Petroleos Mexicanos, 5.35%, 2/12/28 (USD)	900,000	837
Petroleos Mexicanos, 5.50%, 6/27/44 (USD)	37,114,000	30,433
Petroleos Mexicanos, 5.625%, 1/23/46 (USD)	77,415,000	64,206
Petroleos Mexicanos, 6.375%, 2/4/21 (USD)	65,000	68
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)	47,295,000	47,612
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)	23,035,000	22,868
Petroleos Mexicanos, 6.50%, 6/2/41 (USD)	180,403,000	163,750
Petroleos Mexicanos, 6.625%, 6/15/35 (USD)	35,000	33
Petroleos Mexicanos, 6.875%, 8/4/26 (USD)	16,035,000	16,753
Petroleos Mexicanos, 7.19%, 9/12/24	42,400,000	1,840
Poinsettia Finance, 6.625%, 6/17/31 (USD) (1)	3,600,000	3,776
Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD) (1)	13,660,000	13,380
		589,614
Government Bonds 2.0%
United Mexican States, 3.75%, 1/11/28 (USD)	1,050,000	1,039
United Mexican States, 4.60%, 1/23/46 (USD)	18,354,000	17,739
United Mexican States, 4.75%, 3/8/44 (USD)	18,908,000	18,615
United Mexican States, 5.55%, 1/21/45 (USD)	500,000	549
United Mexican States, 5.75%, 10/12/10 (USD)	522,000	536
United Mexican States, 6.05%, 1/11/40 (USD)	1,048,000	1,197
United Mexican States, 6.75%, 9/21/47 (USD)	82,276,000	75,903
		115,578
Total Mexico (Cost $734,554)		705,192

MONGOLIA 1.3%

Corporate Bonds 0.3%
Development Bank of Mongolia, 7.25%, 10/23/23 (USD) (1)	18,220,000	18,924
Trade & Development Bank of Mongolia, 9.375%, 5/19/20
(USD)	865,000	904
		19,828
Government Bonds 1.0%
Government of Mongolia, 5.125%, 12/5/22 (USD)	33,560,000	33,634

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Government of Mongolia, 5.625%, 5/1/23 (USD)	9,330,000	9,446
Government of Mongolia, 8.75%, 3/9/24 (USD) (1)	200,000	225
Government of Mongolia, 8.75%, 3/9/24 (USD)	10,000,000	11,250
Government of Mongolia, 10.875%, 4/6/21 (USD)	2,150,000	2,404
		56,959
Total Mongolia (Cost $74,544)		76,787

MOROCCO 0.0%
Government Bonds 0.0%
Kingdom of Morocco, 5.50%, 12/11/42 (USD)	200,000	215
Total Morocco (Cost $208)		215

NIGERIA 1.0%
Government Bonds 1.0%
Republic of Nigeria, 6.50%, 11/28/27 (USD) (1)	880,000	872
Republic of Nigeria, 6.50%, 11/28/27 (USD)	20,200,000	20,014
Republic of Nigeria, 7.143%, 2/23/30 (USD)	33,600,000	33,679
Republic of Nigeria, 7.143%, 2/23/30 (USD) (1)	1,600,000	1,604
Republic of Nigeria, 7.625%, 11/28/47 (USD)	600,000	585
Republic of Nigeria, 7.625%, 11/28/47 (USD) (1)	400,000	390
Republic of Nigeria, 8.747%, 1/21/31 (USD)	3,300,000	3,647
Republic of Nigeria, 8.747%, 1/21/31 (USD) (1)	300,000	332
Republic of Nigeria, 12.50%, 1/22/26	100,000,000	256
Total Nigeria (Cost $59,800)		61,379

OMAN 1.9%
Corporate Bonds 0.8%
Oztel Holdings, 6.625%, 4/24/28 (USD) (1)	14,725,000	14,399
Oztel Holdings, 6.625%, 4/24/28 (USD)	31,050,000	30,363
		44,762
Government Bonds 1.1%
Sultanate of Oman, 4.75%, 6/15/26 (USD) (1)	18,180,000	16,654
Sultanate of Oman, 4.75%, 6/15/26 (USD)	15,955,000	14,615
Sultanate of Oman, 5.375%, 3/8/27 (USD)	3,000,000	2,797

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Sultanate of Oman, 5.625%, 1/17/28 (USD)	2,300,000	2,162
Sultanate of Oman, 6.75%, 1/17/48 (USD) (1)	28,900,000	25,748
		61,976
Total Oman (Cost $114,116)		106,738

PAKISTAN 0.4%
Government Bonds 0.4%
Islamic Republic of Pakistan, 6.875%, 12/5/27 (USD)	8,500,000	8,415
Islamic Republic of Pakistan, 7.25%, 4/15/19 (USD)	1,908,000	1,906
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)	1,900,000	1,865
Islamic Republic of Pakistan, 8.25%, 4/15/24 (USD)	1,200,000	1,284
Second Pakistan International Sukuk, 6.75%, 12/3/19 (USD)	1,219,000	1,233
Third Pakistan International Sukuk, 5.50%, 10/13/21 (USD)(1)	7,000,000	7,009
Total Pakistan (Cost $21,012)		21,712

PANAMA 0.4%
Corporate Bonds 0.2%
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1)	3,315,000	3,340
C&W Senior Financing, 7.50%, 10/15/26 (USD) (1)	8,750,000	9,034
		12,374
Government Bonds 0.2%
Republic of Panama, 3.875%, 3/17/28 (USD)	600,000	625
Republic of Panama, 4.30%, 4/29/53 (USD)	900,000	922
Republic of Panama, 4.50%, 4/16/50 (USD)	8,730,000	9,136
Republic of Panama, 6.70%, 1/26/36 (USD)	250,000	327
		11,010
Total Panama (Cost $21,745)		23,384

PARAGUAY 0.1%
Corporate Bonds 0.1%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1)	7,385,000	7,523
Total Paraguay (Cost $7,385)		7,523

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
PERU 0.4%
Corporate Bonds 0.4%
Corporacion Financiera de Desarroll, 4.75%, 7/15/25 (USD)	235,000	247
Corporacion Financiera de Desarroll, VR, 5.25%, 7/15/29
(USD)(1)(2)	200,000	208
Peru LNG, 5.375%, 3/22/30 (USD) (1)	19,680,000	20,566
		21,021
Government Bonds 0.0%
Republic of Peru, 5.625%, 11/18/50 (USD)	400,000	514
Republic of Peru, 6.55%, 3/14/37 (USD)	100,000	135
Republic of Peru, 8.75%, 11/21/33 (USD)	100,000	157
		806
Total Peru (Cost $20,948)		21,827

PHILIPPINES 0.0%
Corporate Bonds 0.0%
Power Sector Assets & Liabilities Management, 9.625%,
5/15/28 (USD)	340,000	476
		476
Government Bonds 0.0%
Republic of Philippines, 6.25%, 1/14/36	20,000,000	414
Republic of Philippines, 9.50%, 2/2/30 (USD)	672,000	1,038
		1,452
Total Philippines (Cost $1,850)		1,928

ROMANIA 0.0%
Government Bonds 0.0%
Republic of Romania, 2.875%, 5/26/28 (EUR)	150,000	173
Republic of Romania, 4.375%, 8/22/23 (USD)	200,000	208
Republic of Romania, 4.875%, 1/22/24 (USD)	200,000	213
Republic of Romania, 5.125%, 6/15/48 (USD)	200,000	200
Republic of Romania, 6.125%, 1/22/44 (USD)	200,000	230
Total Romania (Cost $1,019)		1,024

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
RUSSIA 0.1%
Corporate Bonds 0.0%
Vnesheconombank, 6.80%, 11/22/25 (USD)	200,000	213
		213
Government Bonds 0.1%
Russian Federation, 4.50%, 4/4/22 (USD)	800,000	824
Russian Federation, 4.875%, 9/16/23 (USD)	1,000,000	1,049
Russian Federation, 5.625%, 4/4/42 (USD)	1,200,000	1,301
Russian Federation, 5.875%, 9/16/43 (USD)	1,000,000	1,119
Russian Federation, 12.75%, 6/24/28 (USD)	500,000	807
Russian Federation, STEP, 7.50%, 3/31/30 (USD)	795,000	888
		5,988
Total Russia (Cost $6,184)		6,201

SENEGAL 0.9%
Government Bonds 0.9%
Republic of Senegal, 4.75%, 3/13/28 (EUR)	20,400,000	22,671
Republic of Senegal, 6.25%, 5/23/33 (USD) (1)	17,250,000	16,608
Republic of Senegal, 6.25%, 5/23/33 (USD)	13,750,000	13,238
Republic of Senegal, 6.75%, 3/13/48 (USD) (1)	200,000	185
Total Senegal (Cost $53,390)		52,702

SERBIA 1.8%
Government Bonds 1.8%
Republic of Serbia, 4.50%, 1/11/26	1,580,000,000	15,027
Republic of Serbia, 5.875%, 2/8/28	80,000,000	820
Republic of Serbia, 7.25%, 9/28/21 (USD)	84,625,000	92,010
Total Serbia (Cost $107,279)		107,857

SOUTH AFRICA 6.9%
Corporate Bonds 5.4%
Eskom Holdings SOC, 5.75%, 1/26/21 (USD)	16,700,000	16,502
Eskom Holdings SOC, 6.35%, 8/10/28 (USD) (1)	25,140,000	25,921
Eskom Holdings SOC, 6.35%, 8/10/28 (USD)	2,000,000	2,062

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

Eskom Holdings SOC, 6.75%, 8/6/23 (USD)	950,000	940
Eskom Holdings SOC, 7.125%, 2/11/25 (USD)	175,495,000	173,964
Eskom Holdings SOC, 8.45%, 8/10/28 (USD) (1)	53,880,000	56,730
Eskom Holdings SOC, 8.45%, 8/10/28 (USD)	5,000,000	5,264
FirstRand Bank, VR, 6.25%, 4/23/28 (USD) (2)	10,000,000	10,213
MTN Mauritius Investments, 6.50%, 10/13/26 (USD)	15,000,000	15,296
SASOL Financing USA, 6.50%, 9/27/28 (USD)	8,614,000	9,416
Transnet SOC, 4.00%, 7/26/22 (USD)	650,000	640
		316,948
Government Bonds 1.5%
Republic of South Africa, 4.30%, 10/12/28 (USD)	700,000	655
Republic of South Africa, 4.665%, 1/17/24 (USD)	150,000	152
Republic of South Africa, 4.85%, 9/27/27 (USD)	25,390,000	24,786
Republic of South Africa, 5.375%, 7/24/44 (USD)	400,000	373
Republic of South Africa, 5.65%, 9/27/47 (USD)	33,800,000	32,291
Republic of South Africa, 5.875%, 9/16/25 (USD)	600,000	634
Republic of South Africa, 5.875%, 6/22/30 (USD)	300,000	308
Republic of South Africa, 6.25%, 3/8/41 (USD)	15,150,000	15,728
Republic of South Africa, 8.00%, 1/31/30	2,484,000	159
Republic of South Africa, 10.50%, 12/21/26	173,600,000	13,282
		88,368
Total South Africa (Cost $406,391)		405,316

SRI LANKA 2.8%

Government Bonds 2.8%
Republic of Sri Lanka, 5.75%, 1/18/22 (USD)	26,715,000	26,714
Republic of Sri Lanka, 5.75%, 4/18/23 (USD)	2,000,000	1,976
Republic of Sri Lanka, 5.875%, 7/25/22 (USD)	2,245,000	2,256
Republic of Sri Lanka, 6.125%, 6/3/25 (USD)	2,705,000	2,641
Republic of Sri Lanka, 6.20%, 5/11/27 (USD)	34,425,000	33,126
Republic of Sri Lanka, 6.25%, 10/4/20 (USD)	2,059,000	2,095
Republic of Sri Lanka, 6.25%, 7/27/21 (USD)	39,020,000	39,602
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (1)	33,760,000	33,935
Republic of Sri Lanka, 6.825%, 7/18/26 (USD)	21,000,000	21,109
Republic of Sri Lanka, 6.85%, 3/14/24 (USD) (1)	200,000	204

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

Republic of Sri Lanka, 6.85%, 11/3/25 (USD)	1,100,000	1,110
Republic of Sri Lanka, 7.85%, 3/14/29 (USD) (1)	500,000	523
Republic of Sri Lanka, 11.00%, 8/1/24	185,000,000	1,052
Total Sri Lanka (Cost $168,447)		166,343

THAILAND 0.1%

Government Bonds 0.1%
Export Import Bank of Thailand, FRN, 3M USD LIBOR + 0.90%,
3.544%, 11/20/23 (USD)	5,996,000	6,012
Total Thailand (Cost $5,996)		6,012

TRINIDAD AND TOBAGO 0.1%

Corporate Bonds 0.1%
Petroleum Company of Trinidad & Tobago, 9.75%, 8/14/19
(USD) (1)	8,290,000	8,275
Total Trinidad and Tobago (Cost $8,317)		8,275

TURKEY 9.7%

Corporate Bonds 2.0%
Akbank, 5.125%, 3/31/25 (USD)	16,700,000	14,157
Akbank, VR, 7.20%, 3/16/27 (USD) (2)	22,500,000	19,410
TC Ziraat Bankasi, 5.125%, 5/3/22 (USD)	12,680,000	11,538
TC Ziraat Bankasi, 5.125%, 9/29/23 (USD)	17,955,000	15,667
Turk Telekomunikasyon, 4.875%, 6/19/24 (USD)	12,000,000	10,718
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD)(1)	11,075,000	10,637
Turkiye Garanti Bankasi, VR, 6.125%, 5/24/27 (USD) (2)	25,280,000	21,412
Turkiye Sise ve Cam Fabrikalari, 6.95%, 3/14/26 (USD) (1)	14,345,000	13,896
		117,435
Government Bonds 7.7%
Export Credit Bank of Turkey, 4.25%, 9/18/22 (USD)	7,490,000	6,610
Export Credit Bank of Turkey, 5.375%, 10/24/23 (USD)	1,500,000	1,332
Hazine Mustesarligi Varlik Kiralama, 4.489%, 11/25/24 (USD)	36,200,000	32,364
Republic of Turkey, 3.25%, 3/23/23 (USD)	1,000,000	888
Republic of Turkey, 4.25%, 4/14/26 (USD)	27,800,000	23,420
Republic of Turkey, 4.875%, 10/9/26 (USD)	38,765,000	33,547

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

Republic of Turkey, 4.875%, 4/16/43 (USD)	14,150,000	10,515
Republic of Turkey, 5.125%, 3/25/22 (USD)	41,570,000	40,174
Republic of Turkey, 5.125%, 2/17/28 (USD)	600,000	515
Republic of Turkey, 5.625%, 3/30/21 (USD)	200,000	198
Republic of Turkey, 5.75%, 3/22/24 (USD)	600,000	569
Republic of Turkey, 5.75%, 5/11/47 (USD)	200,000	159
Republic of Turkey, 6.00%, 3/25/27 (USD)	97,585,000	89,460
Republic of Turkey, 6.00%, 1/14/41 (USD)	7,020,000	5,787
Republic of Turkey, 6.125%, 10/24/28 (USD)	200,000	182
Republic of Turkey, 6.25%, 9/26/22 (USD)	74,775,000	73,950
Republic of Turkey, 6.625%, 2/17/45 (USD)	300,000	259
Republic of Turkey, 6.75%, 5/30/40 (USD)	300,000	267
Republic of Turkey, 6.875%, 3/17/36 (USD)	45,425,000	41,488
Republic of Turkey, 7.00%, 6/5/20 (USD)	200,000	202
Republic of Turkey, 7.25%, 12/23/23 (USD)	28,580,000	28,849
Republic of Turkey, 7.25%, 3/5/38 (USD)	200,000	187
Republic of Turkey, 7.375%, 2/5/25 (USD)	45,550,000	45,835
Republic of Turkey, 7.625%, 4/26/29 (USD)	300,000	298
Republic of Turkey, 8.00%, 2/14/34 (USD)	300,000	303
Republic of Turkey, 11.875%, 1/15/30 (USD)	15,250,000	19,694
		457,052
Total Turkey (Cost $596,098)		574,487

UKRAINE 3.3%

Government Bonds 3.3%
Government of Ukraine, 7.375%, 9/25/32 (USD) (1)	400,000	357
Government of Ukraine, 7.75%, 9/1/20 (USD)	49,350,000	49,323
Government of Ukraine, 7.75%, 9/1/21 (USD)	12,000,000	11,943
Government of Ukraine, 7.75%, 9/1/21 (USD) (1)	20,564,000	20,466
Government of Ukraine, 7.75%, 9/1/22 (USD)	2,000,000	1,984
Government of Ukraine, 7.75%, 9/1/22 (USD) (1)	401,000	398
Government of Ukraine, 7.75%, 9/1/23 (USD) (1)	24,804,000	24,196
Government of Ukraine, 7.75%, 9/1/24 (USD) (1)	400,000	386
Government of Ukraine, 7.75%, 9/1/25 (USD)	21,200,000	20,253
Government of Ukraine, 7.75%, 9/1/26 (USD)	200,000	188
Government of Ukraine, 7.75%, 9/1/27 (USD)	400,000	374

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Government of Ukraine, 9.75%, 11/1/28 (USD)	42,050,000	43,448
Government of Ukraine, 9.75%, 11/1/28 (USD) (1)	13,220,000	13,660
Government of Ukraine, VR, 0.00%, 5/31/40(USD) (1)(4)(5)	7,862,000	5,037
Total Ukraine (Cost $188,921)		192,013

UNITED ARAB EMIRATES 0.5%
Corporate Bonds 0.2%
Ruwais Power, 6.00%, 8/31/36 (USD)	11,795,000	13,859
		13,859
Government Bonds 0.3%
Emirates NBD Tier 1, VR, 5.75% (USD) (2)(3)	15,100,000	15,107
		15,107
Total United Arab Emirates (Cost $28,665)		28,966

UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (6)(7)	83,934	1
Mriya Farming, Recovery Certificates (EUR) (6)(7)	3,975,047	45
		46
Corporate Bonds 0.0%
Mriya Farming, EC, 0.00%, 12/31/25 (USD) (1)(6)(7)	17,609,900	1,029
		1,029
Total United Kingdom (Cost $—)		1,075

UNITED STATES 0.6%
Corporate Bonds 0.1%
Kosmos Energy, 7.125%, 4/4/26 (1)	6,475,000	6,418
		6,418
Government Bonds 0.2%
U. S. Treasury Notes, 1.625%, 7/31/19 (8)	13,778,000	13,739
		13,739

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Municipal Securities 0.3%
Commonwealth of Puerto Rico, Series A, GO, 8.00%, 7/1/35
(5)(9)	29,260,000	15,179
		15,179
Total United States (Cost $46,687)		35,336

URUGUAY 0.0%
Government Bonds 0.0%
Republic of Uruguay, 4.125%, 11/20/45 (USD)	296,775	291
Republic of Uruguay, 4.375%, 10/27/27 (USD)	1,149,481	1,215
Republic of Uruguay, 4.50%, 8/14/24 (USD)	412,728	434
Republic of Uruguay, 5.10%, 6/18/50 (USD)	623,666	665
Total Uruguay (Cost $2,470)		2,605

UZBEKISTAN 0.4%
Government Bonds 0.4%
Republic of Uzbekistan Bond, 4.75%, 2/20/24 (1)	20,205,000	20,146
Republic of Uzbekistan Bond, 5.375%, 2/20/29 (1)	6,120,000	6,089
Total Uzbekistan (Cost $26,277)		26,235

VENEZUELA 4.9%
Corporate Bonds 3.9%
Electricidad de Caracas, 8.50%, 4/10/18 (USD) (5)(9)	12,690,000	2,031
Petroleos de Venezuela, 5.375%, 4/12/27 (USD) (5)(9)	66,915,000	15,825
Petroleos de Venezuela, 6.00%, 5/16/24 (USD) (5)(9)	189,515,000	44,252
Petroleos de Venezuela, 6.00%, 11/15/26 (USD) (5)(9)	66,805,000	15,532
Petroleos de Venezuela, 8.50%, 10/27/20 (USD) (5)(9)	30,901,500	27,657
Petroleos de Venezuela, 9.00%, 11/17/21 (USD) (5)(9)	386,635,000	106,247
Petroleos de Venezuela, 9.75%, 5/17/35 (USD) (5)(9)	19,980,000	5,732
Petroleos de Venezuela, 12.75%, 2/17/22 (USD) (5)(9)	49,738,000	13,976
		231,252
Government Bonds 1.0%
Republic of Venezuela, 6.00%, 12/9/20 (USD) (5)(9)	55,405,000	16,414

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Venezuela, 7.75%, 10/13/19 (USD)(5)(9)	57,970,000	16,884
Republic of Venezuela, 9.25%, 9/15/27 (USD) (5)(9)	26,000,000	8,320
Republic of Venezuela, 11.75%, 10/21/26 (USD) (5)(9)	26,000,000	8,255
Republic of Venezuela, 11.95%, 8/5/31 (USD) (5)(9)	14,400,000	4,464
Republic of Venezuela, 12.75%, 8/23/22 (USD)(5)(9)	8,300,000	2,511
Republic of Venezuela, VR, 4/15/20(USD) (5)(9)	7,140	19
		56,867
Total Venezuela (Cost $446,747)		288,119

VIETNAM 0.9%
Government Bonds 0.9%
Socialist Republic of Vietnam, 4.80%, 11/19/24 (USD)	47,100,000	49,400
Socialist Republic of Vietnam, FRN, 6M USD LIBOR + 0.813%,
3.50%, 3/13/28 (USD)	4,750,000	4,742
Total Vietnam (Cost $53,003)		54,142

SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.7%
T. Rowe Price Government Reserve Fund, 2.49% (7)(10)	215,536,649	215,537
Total Short-Term Investments (Cost $215,537)		215,537

T. ROWE PRICE EMERGING MARKETS BOND FUND

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty	Description	Contracts	Notional Amount	Value
Bank of	USD Call/CNH Put, 11/15/19 @ 6.975
America	(CNH) (5)	1	58,000	358
	EUR Call/USD Put, 6/19/19 @ $1.15
Barclays Bank (USD) (5)		1	110,000	452
	USD Call/CNH Put, 11/27/19 @ 6.966
Barclays Bank (CNH) (5)		1	56,650	382
Morgan	USD Call/MXN Put, 4/11/19 @ 19.43
Stanley	(MXN) (5)	1	57,325	509
Morgan	USD Call/MXN Put, 6/10/19 @ 20.053
Stanley	(MXN) (5)	1	54,000	604
Total OTC Options Purchased (Cost $6,257)				2,305
Total Options Purchased (Cost $6,257)				2,305

Total Investments in Securities 99.5%
(Cost $6,139,517)				$5,880,026
Other Assets Less Liabilities 0.5%				28,464
Net Assets 100.0%				$5,908,490

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $1,102,738 and represents 18.7% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) GDP-linked note provides for contingent payments linked to the gross domestic product of Ukraine; par reflects notional and will not be paid over the life or at maturity.
(5) Non-income producing
(6) Level 3 in fair value hierarchy.
(7) Affiliated Companies

T. ROWE PRICE EMERGING MARKETS BOND FUND

(8)	At March 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(9)	In default with respect to payment of interest.
(10)	Seven-day yield
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR	Six month USD LIBOR (London interbank offered rate)
ABPP	Agentina Blended Policy Rate
ARS	Argentine Peso
BDLRPP	Argentina deposit rates (Badlar) at private banks
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Offshore China Renminbi
COP	Colombian Peso
EUR	Euro
FRN	Floating Rate Note
GO	General Obligation
IDR	Indonesian Rupiah
INR	Indian Rupee
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican Peso
OTC	Over-the-counter
PEN	Peruvian New Sol
PHP	Philippines Peso
RSD	Serbian Dinar
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB	Thai Baht
TWD	Taiwan Dollar
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

T. ROWE PRICE EMERGING MARKETS BOND FUND

(Amounts in 000s, except contracts)
OPTIONS WRITTEN 0.0%
OTC Options Written 0.0%
Counterparty Description	Contracts	Notional Amount	Value
USD Call/MXN Put, 4/11/19 @ 19.43
Barclays Bank (MXN)	1	57,325	$ (509)
Total OTC Options Written (Premiums $(1,049))			(509)
Total Options Written (Premiums $(1,049))			$(509)

T. ROWE PRICE EMERGING MARKETS BOND FUND

(Amounts in 000s)
SWAPS 0.0%
				Upfront
	Notional			Payments/	Unrealized
Description	Amount	Value		(Receipts)	Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
South Korea 0.0%
Citibank, Protection Bought (Relevant Credit:
Republic of Korea, 2.75% 1/19/27), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/24
(USD)	29,650	$(970	) $	(994)	$24
Total South Korea				(994)	24

United States 0.0%
Deutsche Bank, Protection Bought (Relevant
Credit: Assured Guaranty U. S. Holdings, 7.00%
6/1/34), Pay 5.00% Quarterly, Receive upon
credit default, 9/20/19	6,500	(161)		(43)	(118)
Total United States				(43)	(118)

Total Bilateral Credit Default Swaps, Protection Bought				(1,037)	(94)

T. ROWE PRICE EMERGING MARKETS BOND FUND

(Amounts in 000s, except market price)
				Upfront
	Notional			Payments/	Unrealized
Description	Amount	Value		(Receipts)	Gain/(Loss)

Credit Default Swaps, Protection Sold 0.0%

Argentina 0.0%

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Argentina, 7.50% 4/22/26, $85.11*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/24 (USD)	16,325	$(1,749	) $	(1,344)	$(405)

Citibank, Protection Sold (Relevant Credit:
Republic of Argentina, 7.50% 4/22/26, $85.11*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/24 (USD)	76,515	(8,201)		(6,661)	(1,540)

Total Argentina				(8,005)	(1,945)

Brazil 0.0%

Citibank, Protection Sold (Relevant Credit:
Republic of Brazil, 4.25% 1/7/25, $101.93*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (USD)	25,000	(891)		(759)	(132)

Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Brazil, 4.25% 1/7/25,
$101.93*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24 (USD)	28,500	(1,015)		(859)	(156)

Total Brazil				(1,618)	(288)

Total Bilateral Credit Default Swaps, Protection Sold				(9,623)	(2,233)

Total Bilateral Swaps				$(10,660)	$(2,327)

* Market price at March 31, 2019.

T. ROWE PRICE EMERGING MARKETS BOND FUND

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
Bank of America	4/5/19	THB	9,688 USD	305	$—
Bank of America	5/24/19	EUR	5,299 USD	6,036	(63)
Bank of America	5/24/19	USD	361 MXN	7,103	(2)
Bank of America	6/14/19	USD	305 THB	9,688	—
Bank of America	6/14/19	ZAR	197,470 USD	13,636	(76)
Barclays Bank	4/10/19	USD	121 TWD	3,716	1
Barclays Bank	4/12/19	PHP	9,569 USD	182	—
Barclays Bank	5/24/19	USD	2,650 EUR	2,334	19
Barclays Bank	7/12/19	IDR	198,235,243 USD	13,771	(70)
BNP Paribas	4/2/19	BRL	307 USD	82	(4)
BNP Paribas	4/2/19	USD	79 BRL	307	—
BNP Paribas	4/10/19	USD	242 TWD	7,435	1
BNP Paribas	4/15/19	ARS	11,154 USD	275	(24)
BNP Paribas	4/15/19	USD	7,510 ARS	320,033	290
BNP Paribas	5/3/19	USD	213 BRL	827	2
BNP Paribas	5/24/19	USD	8,557 EUR	7,529	71
BNP Paribas	5/24/19	USD	368 MXN	7,235	(1)
BNP Paribas	6/7/19	CLP	9,523,768 USD	14,023	(28)
BNP Paribas	6/10/19	ARS	14,288 USD	316	(17)
BNP Paribas	6/10/19	USD	352 ARS	16,254	11
BNP Paribas	7/10/19	ARS	631,653 USD	13,989	(1,258)
BNP Paribas	7/12/19	USD	28,636 PEN	95,089	101
Citibank	4/5/19	INR	27,128 USD	375	16
Citibank	4/5/19	KES	8,206 USD	78	3
Citibank	4/12/19	PHP	59,920 USD	1,141	(3)
Citibank	4/18/19	USD	338 RSD	34,755	7
Citibank	5/24/19	USD	8,584 EUR	7,529$	98
Citibank	7/12/19	USD	426 KRW	474,530	8
Credit Suisse	4/5/19	INR	123,451 USD	1,786	(7)
Credit Suisse	7/12/19	USD	1,819 INR	127,333	9
Deutsche Bank	4/2/19	BRL	32,039 USD	8,642	(462)
Deutsche Bank	4/2/19	USD	8,222 BRL	32,039	41
Deutsche Bank	4/5/19	USD	4,722 INR	338,325	(154)
Deutsche Bank	5/3/19	USD	270 BRL	1,046	4
Deutsche Bank	5/24/19	EUR	273 USD	312	(3)
Deutsche Bank	5/24/19	USD	1,660 EUR	1,469	5
Deutsche Bank	6/14/19	USD	13,488 ZAR	195,348	73
Goldman Sachs	4/5/19	INR	413,296 USD	5,967	(10)
Goldman Sachs	4/5/19	SGD	1,046 USD	774	(2)
Goldman Sachs	4/5/19	USD	775 THB	24,218	12
Goldman Sachs	4/10/19	TWD	7,432 USD	241	—
Goldman Sachs	7/10/19	USD	12,895 ARS	574,718	1,312
Goldman Sachs	7/12/19	USD	242 TWD	7,432	—
HSBC Bank	4/2/19	BRL	2,695 USD	692	(3)
HSBC Bank	4/2/19	USD	693 BRL	2,695	5

T. ROWE PRICE EMERGING MARKETS BOND FUND

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement		Receive	Deliver Gain/(Loss)
HSBC Bank	5/24/19	USD	22,266EUR	19,639	131
HSBC Bank	7/12/19	IDR	4,257,341USD	299	(5)
HSBC Bank	7/12/19	USD	97IDR	1,388,964	1
HSBC Bank	7/12/19	USD	722KRW	813,334	5
HSBC Bank	7/12/19	USD	1,656PEN	5,481	11
JPMorgan Chase	4/2/19	BRL	932USD	241	(3)
JPMorgan Chase	4/2/19	USD	239BRL	932	1
JPMorgan Chase	4/5/19	KES	54,213USD	525	12
JPMorgan Chase	4/5/19	THB	4,842USD	152	1
JPMorgan Chase	4/5/19	THB	4,844USD	153	(1)
JPMorgan Chase	4/5/19	USD	206CLP	139,895	—
JPMorgan Chase	4/5/19	USD	68CLP	46,632	—
JPMorgan Chase	4/5/19	USD	619KES	62,419	—
JPMorgan Chase	4/12/19	USD	1,417PHP	75,509	(17)
JPMorgan Chase	4/18/19	USD	484RSD	49,794	11
JPMorgan Chase	4/26/19	CAD	205USD	153	1
JPMorgan Chase	4/26/19	CAD	42USD	32	—
JPMorgan Chase	5/3/19	USD	411BRL	1,567	11
JPMorgan Chase	5/10/19	USD	328COP	1,032,945	5
JPMorgan Chase	5/24/19	EUR	65USD	74	(1)
JPMorgan Chase	5/24/19	USD	216EUR	189	3
JPMorgan Chase	6/7/19	CLP	46,632USD	68	—
JPMorgan Chase	6/7/19	CLP	139,895USD	206	—
JPMorgan Chase	6/14/19	USD	154THB	4,844	1
JPMorgan Chase	6/14/19	USD	152THB	4,842	(1)
JPMorgan Chase	7/12/19	KES	67,386USD	656	(1)
JPMorgan Chase	7/12/19	KRW	155,874USD	139	(1)
Morgan Stanley	4/2/19	BRL	2,603USD	668	(3)
Morgan Stanley	4/2/19	USD	670BRL	2,603	5
Morgan Stanley	5/10/19	COP	1,033,656USD	332	(8)
Morgan Stanley	7/12/19	PEN	5,481USD	1,651	(7)
RBC Dominion Securities	7/12/19	USD	13,453IDR	193,447,448$	82
Standard Chartered	4/2/19	BRL	31,461USD	8,078	(45)
Standard Chartered	4/2/19	USD	8,121BRL	31,461	88
Standard Chartered	4/5/19	USD	3,146INR	225,550	(105)
Standard Chartered	5/24/19	USD	362MXN	7,103	(1)
Standard Chartered	6/4/19	BRL	31,363USD	8,065	(94)
Standard Chartered	6/4/19	USD	666BRL	2,591	8
State Street	4/10/19	TWD	3,719USD	121	—
State Street	5/24/19	EUR	171USD	193	(1)
State Street	5/24/19	USD	21,953EUR	19,305	195
State Street	7/12/19	USD	155TWD	4,766	—
UBS Investment Bank	4/5/19	CLP	326,423USD	499	(19)
UBS Investment Bank	4/5/19	THB	4,844USD	153	(1)
UBS Investment Bank	4/5/19	USD	210CLP	139,896	4

T. ROWE PRICE EMERGING MARKETS BOND FUND

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement		Receive	Deliver Gain/(Loss)
UBS Investment Bank	4/26/19	USD	1,630 CAD	2,156	16
UBS Investment Bank	5/24/19	USD	8,591 EUR	7,529	105
UBS Investment Bank	5/24/19	USD	728 MXN	14,206	2
UBS Investment Bank	6/7/19	CLP	139,896 USD	210	(4)
UBS Investment Bank	6/14/19	USD	154 THB	4,844	1
Net unrealized gain (loss) on open forward
currency exchange contracts					$284

T. ROWE PRICE EMERGING MARKETS BOND FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 563 U. S. Treasury Notes five year contracts	6/19	65,211	$546
Long, 1,416 U. S. Treasury Notes ten year contracts	6/19	175,894	2,465
Long, 176 Ultra U.S. Treasury Bonds contracts	6/19	29,568	1,211

Net payments (receipts) of variation margin to date			(4,814)

Variation margin receivable (payable) on open futures
contracts			$(592)

T. ROWE PRICE EMERGING MARKETS BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
Mriya Farming		$—		$—	$—
Mriya Farming		—		—	—
Mriya Farming, Recovery
Certificates		—		(1)	—
T. Rowe Price Government
Reserve Fund		—		—	1,303
Totals	$	—#		$(1)	$1,303+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
Mriya Farming	$1,029		—	—	$1,029
Mriya Farming	1		—	—	1
Mriya Farming, Recovery
Certificates	46		—	—	45
T. Rowe Price Government
Reserve Fund	162,421		¤	¤	215,537
					$216,612^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,303 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $215,537.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EMERGING MARKETS BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

T. ROWE PRICE EMERGING MARKETS BOND FUND

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$—	$ 4,085	$ 46	$ 4,131
Fixed Income Securities[1]	—	3,190,438	—	3,190,438
Corporate Bonds	—	2,466,586	1,029	2,467,615
Short-Term Investments	215,537	—	—	215,537
Options Purchased	—	2,305	—	2,305
Total Securities	215,537	5,663,414	1,075	5,880,026
Forward Currency Exchange Contracts	—	2,789	—	2,789
Total	$215,537	$ 5,666,203	$ 1,075	$ 5,882,815
Liabilities
Options Written	$—	$ 509	$ —	$ 509
Swaps	—	12,987	—	12,987
Forward Currency Exchange Contracts	—	2,505	—	2,505
Futures Contracts	592	—	—	592
Total	$592	$ 16,001	$ —	$ 16,593

[1] Includes Convertible Bonds, Government Bonds, Municipal Securities.

T. ROWE PRICE EMERGING MARKETS BOND FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $(1,000) for the period ended March 31, 2019.

($000 s)		Gain
	Beginning	(Loss)	Ending
	Balance	During	Balance
	1/1/19	Period	3/31/19
Investment in Securities
Common Stocks	$47	$(1)	$46
Corporate Bonds	1,029	–	1,029

Total	$1,076	$(1)	$1,075

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ARGENTINA 2.3%
Corporate Bonds 1.6%
Adecoagro, 6.00%, 9/21/27 (USD)	300,000	283
Adecoagro, 6.00%, 9/21/27 (USD) (1)	260,000	246
Banco Macro, VR, 6.75%, 11/4/26 (USD)(1)(2)	275,000	234
Telecom Argentina, 6.50%, 6/15/21 (USD)	525,000	525
		1,288
Government Bonds 0.7%
YPF, 8.75%, 4/4/24 (USD)	525,000	529
		529
Total Argentina (Cost $1,850)		1,817

BRAZIL 10.1%
Corporate Bonds 8.4%
Azul Investments, 5.875%, 10/26/24 (USD)	205,000	194
Banco BTG Pactual, VR, 7.75%, 2/15/29 (USD) (1)(2)	550,000	547
Banco do Brasil, VR, 9.00% (USD) (2)(3)	1,050,000	1,113
Braskem Finance, 7.375% (USD) (3)	715,000	727
Cosan Overseas, 8.25% (USD)(3)	750,000	767
CSN Resources, 7.625%, 2/13/23 (USD)	400,000	402
Globo Comunicacao e Participacoes, 5.125%, 3/31/27 (USD)	1,300,000	1,263
Minerva Luxembourg, 6.50%, 9/20/26 (USD)	900,000	896
Petrobras Global Finance, 7.25%, 3/17/44 (USD)	680,000	712
		6,621
Government Bonds 1.7%
Petrobras Global Finance, 7.375%, 1/17/27 (USD)	350,000	387
Petrobras Global Finance, 8.75%, 5/23/26 (USD)	780,000	924
		1,311
Total Brazil (Cost $7,608)		7,932

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
CHILE 7.2%

Corporate Bonds 7.2%
AES Gener, VR, 7.125%, 3/26/79 (USD)(1)(2)	450,000	461
Banco Santander Chile, 3.875%, 9/20/22 (USD)	500,000	511
Empresa Nacional de Telecomunicaciones, 4.75%, 8/1/26
(USD)	450,000	454
Empresa Nacional de Telecomunicaciones, 4.875%, 10/30/24
(USD)	800,000	820
Enel Americas, 4.00%, 10/25/26 (USD)	580,000	574
Enel Chile, 4.875%, 6/12/28 (USD)	460,000	486
Engie Energia Chile, 4.50%, 1/29/25 (USD)	600,000	624
Latam Finance, 7.00%, 3/1/26 (USD) (1)	1,025,000	1,044
VTR Finance, 6.875%, 1/15/24 (USD)	716,000	737
Total Chile (Cost $5,629)		5,711

CHINA 14.7%

Convertible Bonds 0.6%
Ctrip. com International, 1.25%, 9/15/22 (USD)	460,000	466
		466
Corporate Bonds 14.1%
Agile Group Holdings, 8.50%, 7/18/21 (USD)	500,000	532
Baidu, 4.875%, 11/14/28 (USD)	600,000	642
CAR, 6.125%, 2/4/20 (USD)	650,000	646
China Evergrande Group, 6.25%, 6/28/21 (USD)	500,000	478
China Mengniu Dairy, 4.25%, 8/7/23 (USD)	500,000	513
CIFI Holdings Group, 6.875%, 4/23/21 (USD)	850,000	871
CNAC HK Finbridge, 4.625%, 3/14/23 (USD)	510,000	530
Country Garden Holdings, 7.125%, 4/25/22 (USD)	295,000	309
Country Garden Holdings, 8.00%, 1/27/24 (USD)	550,000	585
Easy Tactic, 9.125%, 7/28/22 (USD)	900,000	955
ENN Energy Holdings, 6.00%, 5/13/21 (USD)	400,000	421
Fufeng Group, 5.875%, 8/28/21 (USD)	500,000	511
Golden Eagle Retail Group, 4.625%, 5/21/23 (USD)	950,000	888
Longfor Group Holdings, 4.50%, 1/16/28 (USD)	750,000	745
Shimao Property Holdings, 4.75%, 7/3/22 (USD)	450,000	448

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Shimao Property Holdings, 6.125%, 2/21/24 (USD)	636,000	651
State Grid Overseas Investment 2016, 4.00%, 5/4/47 (USD)	370,000	372
Yanlord Land, 6.75%, 4/23/23 (USD)	520,000	531
Yuzhou Properties, 7.90%, 5/11/21 (USD)	525,000	544
		11,172
Total China (Cost $11,282)		11,638

COLOMBIA 1.8%
Common Stocks 0.0%
Frontera Energy (CAD)	2,675	23
		23
Corporate Bonds 1.8%
Banco de Bogota, 4.375%, 8/3/27 (USD)	950,000	939
Millicom International Cellular, 6.625%, 10/15/26 (USD) (1)	470,000	494
		1,433
Total Colombia (Cost $1,417)		1,456

CONGO 0.5%
Corporate Bonds 0.5%
HTA Group, 9.125%, 3/8/22 (USD)	400,000	418
Total Congo (Cost $406)		418

COSTA RICA 0.8%
Corporate Bonds 0.8%
Banco Nacional De Costa Rica, 5.875%, 4/25/21 (USD)	440,000	443
Banco Nacional De Costa Rica, 6.25%, 11/1/23 (USD)	210,000	212
Total Costa Rica (Cost $631)		655

EGYPT 1.0%
Government Bonds 1.0%
Arabian Republic of Egypt, 6.125%, 1/31/22 (USD)	200,000	203
Arabian Republic of Egypt, 6.20%, 3/1/24 (USD) (1)	575,000	582
Total Egypt (Cost $779)		785

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

GHANA 1.1%

Corporate Bonds 1.1%
Tullow Oil, 7.00%, 3/1/25 (USD)	850,000	858
Total Ghana (Cost $806)		858

HONG KONG 4.8%

Corporate Bonds 4.8%
Bank of East Asia, VR, 5.625% (USD) (2)(3)	950,000	953
Industrial & Commercial Bank of China Asia, VR, 4.25%
(USD) (2)(3)	550,000	542
PCCW Capital No. 4, 5.75%, 4/17/22 (USD)	425,000	451
PCPD Capital, 4.75%, 3/9/22 (USD)	540,000	539
SmarTone Finance, 3.875%, 4/8/23 (USD)	500,000	504
WTT Investment, 5.50%, 11/21/22 (USD) (1)	800,000	800
Total Hong Kong (Cost $3,684)		3,789

INDIA 5.2%

Corporate Bonds 5.2%
ABJA Investment, 5.45%, 1/24/28 (USD)	1,000,000	947
ABJA Investment, 5.95%, 7/31/24 (USD)	200,000	205
Bharti Airtel International Netherlands, 5.35%, 5/20/24 (USD)	550,000	571
Greenko Dutch, 4.875%, 7/24/22 (USD) (1)	375,000	370
HPCL-Mittal Energy, 5.25%, 4/28/27 (USD)	510,000	496
HT Global IT Solutions Holdings, 7.00%, 7/14/21 (USD)	400,000	413
HT Global IT Solutions Holdings, 7.00%, 7/14/21 (USD) (1)	200,000	207
TML Holdings, 5.75%, 5/7/21 (USD)	500,000	497
Vedanta Resources, 8.25%, 6/7/21 (USD)	425,000	442
Total India (Cost $4,127)		4,148

INDONESIA 5.0%

Corporate Bonds 5.0%
Indika Energy Capital II, 6.875%, 4/10/22 (USD)	200,000	205
Indo Energy Finance II, 6.375%, 1/24/23 (USD)	500,000	502

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Indonesia Asahan Aluminium Persero, 6.53%, 11/15/28
(USD) (1)	500,000	572
Listrindo Capital, 4.95%, 9/14/26 (USD)	550,000	535
Pakuwon Prima, 5.00%, 2/14/24 (USD)	370,000	368
Perusahaan Listrik Negara, 5.45%, 5/21/28 (USD) (1)	800,000	857
TBG Global, 5.25%, 2/10/22 (USD)	900,000	904
Total Indonesia (Cost $3,806)		3,943

ISRAEL 3.8%
Corporate Bonds 3.8%
Israel Chemicals, 6.375%, 5/31/38 (USD) (1)	850,000	918
Israel Electric, 5.00%, 11/12/24 (USD)	600,000	631
Teva Pharmaceutical Finance, 2.95%, 12/18/22 (USD)	200,000	187
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24
(USD)	965,000	963
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)	295,000	296
Total Israel (Cost $2,922)		2,995

JAMAICA 0.3%
Corporate Bonds 0.3%
Digicel, 6.00%, 4/15/21 (USD)	250,000	210
Total Jamaica (Cost $233)		210

KAZAKHSTAN 1.7%
Corporate Bonds 1.7%
KazMunayGas National, 4.75%, 4/19/27 (USD) (1)	630,000	648
Tengizchevroil Finance International, 4.00%, 8/15/26 (USD)	700,000	684
Total Kazakhstan (Cost $1,300)		1,332

KUWAIT 1.1%
Corporate Bonds 1.1%
Equate Petrochemical, 4.25%, 11/3/26 (USD)	250,000	253

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Equate Petrochemical, 4.25%, 11/3/26 (USD) (1)	610,000	617
Total Kuwait (Cost $851)		870

MALAYSIA 2.1%
Corporate Bonds 2.1%
Gohl Capital, 4.25%, 1/24/27 (USD)	600,000	597
Press Metal Labuan, 4.80%, 10/30/22 (USD)	600,000	592
TNB Global Ventures Capital, 3.244%, 10/19/26 (USD)	500,000	482
Total Malaysia (Cost $1,680)		1,671

MEXICO 2.7%
Corporate Bonds 2.7%
Axtel, 6.375%, 11/14/24 (USD) (1)	500,000	502
Banco Santander Mexico, VR, 8.50% (USD) (2)(3)	450,000	472
Cemex, 7.75%, 4/16/26 (USD)	500,000	545
Controladora Mabe, 5.60%, 10/23/28 (USD) (1)	205,000	208
Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD) (1)	450,000	441
Total Mexico (Cost $2,133)		2,168

MOROCCO 1.0%
Corporate Bonds 1.0%
OCP, 5.625%, 4/25/24 (USD)	725,000	763
Total Morocco (Cost $749)		763

OMAN 0.9%
Corporate Bonds 0.9%
Oztel Holdings, 6.625%, 4/24/28 (USD)	500,000	489
Oztel Holdings, 6.625%, 4/24/28 (USD) (1)	235,000	230
Total Oman (Cost $713)		719

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
PANAMA 1.3%
Corporate Bonds 1.3%
C&W Senior Financing, 7.50%, 10/15/26 (USD) (1)	1,025,000	1,058
Total Panama (Cost $1,010)		1,058

PARAGUAY 0.3%
Corporate Bonds 0.3%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1)	205,000	209
Total Paraguay (Cost $205)		209

PERU 1.2%
Corporate Bonds 1.2%
Peru LNG, 5.375%, 3/22/30 (USD)	400,000	418
Peru LNG, 5.375%, 3/22/30 (USD) (1)	550,000	575
Total Peru (Cost $953)		993

PHILIPPINES 2.3%
Corporate Bonds 2.3%
ICTSI Treasury, 5.875%, 9/17/25 (USD)	800,000	840
SM Investments, 4.875%, 6/10/24 (USD)	950,000	975
Total Philippines (Cost $1,836)		1,815

RUSSIA 1.4%
Corporate Bonds 1.4%
GTLK Europe, 5.95%, 7/19/21 (USD)	550,000	555
Sberbank of Russia, 6.125%, 2/7/22 (USD)	550,000	575
Total Russia (Cost $1,103)		1,130

SOUTH AFRICA 6.8%
Corporate Bonds 4.8%
Eskom Holdings, 5.75%, 1/26/21 (USD)	500,000	494
Eskom Holdings, 8.45%, 8/10/28 (USD) (1)	450,000	474
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T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
FirstRand Bank, VR, 6.25%, 4/23/28 (USD) (2)	1,225,000	1,251
MTN Mauritius Investments, 5.373%, 2/13/22 (USD)	450,000	451
MTN Mauritius Investments, 6.50%, 10/13/26 (USD)	200,000	204
SASOL Financing, 5.875%, 3/27/24 (USD)	900,000	956
		3,830
Government Bonds 2.0%
Republic of South Africa, 4.875%, 4/14/26 (USD)	875,000	869
Transnet, 4.00%, 7/26/22 (USD)	700,000	689
		1,558
Total South Africa (Cost $5,306)		5,388

TURKEY 6.6%
Corporate Bonds 6.6%
Akbank, 4.00%, 1/24/20 (USD)	350,000	342
Akbank, 5.00%, 10/24/22 (USD)	175,000	161
Akbank, 5.125%, 3/31/25 (USD)	700,000	593
Arcelik, 5.00%, 4/3/23 (USD)	850,000	794
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD)(1)	995,000	956
Turkiye Garanti Bankasi, 4.75%, 10/17/19 (USD)	660,000	655
Turkiye Garanti Bankasi, 5.875%, 3/16/23 (USD)	500,000	466
Turkiye Garanti Bankasi, 6.25%, 4/20/21 (USD)	200,000	195
Turkiye Sise ve Cam Fabrikalari, 4.25%, 5/9/20 (USD)	200,000	198
Turkiye Sise ve Cam Fabrikalari, 6.95%, 3/14/26 (USD) (1)	900,000	872
Total Turkey (Cost $5,239)		5,232

UKRAINE 1.7%
Corporate Bonds 1.7%
Kernel Holding, 8.75%, 1/31/22 (USD)	400,000	410
MHP, 7.75%, 5/10/24 (USD)	900,000	911
Total Ukraine (Cost $1,304)		1,321

UNITED ARAB EMIRATES 4.0%
Corporate Bonds 4.0%
Abu Dhabi National Energy, 3.625%, 1/12/23 (USD)	650,000	657

T.	ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Emirates Airlines, 4.50%, 2/6/25 (USD)	857,130	858
MAF Global Securities, VR, 5.50% (USD) (2)(3)	850,000	819
Ruwais Power, 6.00%, 8/31/36 (USD)	700,000	822
Total United Arab Emirates (Cost $3,110)		3,156

UNITED KINGDOM 0.6%
Common Stocks 0.0%
Mriya Farming (4)	758	—
		—
Corporate Bonds 0.6%
Mriya Farming, EC, 0.50%,12/31/25 (USD) (1)(4)	320,000	19
Standard Chartered, VR, 7.75% (USD)(1)(2)(3)	450,000	469
		488
Total United Kingdom (Cost $456)		488

UNITED STATES 0.9%
Corporate Bonds 0.9%
Kosmos Energy, 7.125%, 4/4/26 (1)	705,000	699
Total United States (Cost $705)		699

SHORT-TERM INVESTMENTS 5.4%
Money Market Funds 5.4%
T. Rowe Price Government Reserve Fund, 2.49% (5)(6)	4,292,898	4,293
Total Short-Term Investments (Cost $4,293)		4,293

Total Investments in Securities 100.6%
(Cost $78,126)		$79,660
Other Assets Less Liabilities (0.6)%		(484)
Net Assets 100.0%		$79,176

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $15,309 and represents 19.3% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

(Amounts in 000s, except for market price)
SWAPS 0.0%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	Value	(Receipts)	Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Argentina 0.0%
Citibank, Protection Sold (Relevant Credit:
Repubilc of Argentina, 7.50%, 4/22/26,
$84.31*), Receive 5.00% Quarterly, Pay upon
credit default, 6/20/24 (USD)	632	$(68)	$(58)	$(10)
Total Argentina			(58)	(10)

Total Bilateral Credit Default Swaps, Protection Sold			(58)	(10)

Total Bilateral Swaps			$(58)	$(10)

*Market price at March 31, 2019.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

FORWARD CURRENCY EXCHANGE CONTRACTS
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain/(Loss)
JPMorgan Chase	4/26/19	USD	26	CAD	35	$—
Net unrealized gain (loss) on open forward
currency exchange contracts						$—

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 29 U. S. Treasury Notes ten year contracts	6/19	(3,602)	$(48)
Long, 11 Ultra U. S. Treasury Bonds contracts	6/19	1,848	75
Net payments (receipts) of variation margin to date			(22)

Variation margin receivable (payable) on open futures
contracts			$5

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$13	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$563	¤	¤	$4,293	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $13 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,293.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Corporate Bond Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in
Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$—	$ 23	$ —	$ 23
Fixed Income Securities[1]	—	4,649	—	4,649
Corporate Bonds	—	70,676	19	70,695
Short-Term Investments	4,293	—	—	4,293
Total Securities	4,293	75,348	19	79,660
Forward Currency Exchange Contracts	—	—	—	—
Futures Contracts	5	—	—	5
Total	$4,298	$ 75,348	$ 19	$ 79,665
Liabilities
Swaps	$—	$ 68	$ —	$ 68

1 Includes Convertible Bonds, Government Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $0 for the period ended March 31, 2019.

($000s)	Beginning Balance	Gain (Loss)	Ending Balance
	1/1/19	During Period	3/31/19
Investment in Securities
Common Stocks	$–	$–	$–
Corporate Bonds	19	–	19
Total	$19	$–	$19

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ARGENTINA 1.0%
Corporate Bonds 0.0%
Banco Macro, 17.50%, 5/8/22 (1)	6,900,000	104
		104
Government Bonds 1.0%
Republic of Argentina, 5.25%, 1/15/28 (EUR)	1,950,000	1,619
Republic of Argentina, 5.625%, 1/26/22 (USD)	1,430,000	1,236
Republic of Argentina, 16.00%, 10/17/23	48,830,000	841
Republic of Argentina, Inflation-Indexed, 2.50%, 7/22/21	33,221,958	654
Republic of Argentina, Inflation-Indexed, 4.00%, 3/6/20	1,672,191	37
		4,387
Total Argentina (Cost $8,411)		4,491

BRAZIL 10.0%
Government Bonds 10.0%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 5/15/45	7,313,800	2,268
Brazil Notas do Tesouro Nacional, Series B, Inflation-Indexed,
6.00%, 5/15/23	523,554	144
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	55,309,000	14,732
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/23	45,679,000	12,323
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	46,770,000	12,687
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/27	250,000	68
Republic of Brazil, 12.50%, 1/5/22	91,000	26
Total Brazil (Cost $42,594)		42,248

CHILE 2.8%
Government Bonds 2.8%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26	6,850,000,000	10,413
Bonos de la Tesoreria de la Republica, 5.00%, 3/1/35	5,000,000	8
Bonos de la Tesoreria de la Republica, 6.00%, 1/1/43	645,000,000	1,169
Total Chile (Cost $11,847)		11,590

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T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
CHINA 1.9%
Corporate Bonds 0.5%
Agile Group Holdings, 8.50%, 7/18/21 (USD)	1,000,000	1,063
Shimao Property Holdings, 6.125%, 2/21/24 (USD)	1,008,000	1,033
		2,096
Government Bonds 1.4%
People's Republic of China, 3.13%, 4/13/22	10,410,000	1,566
People's Republic of China, 3.57%, 6/22/24	27,850,000	4,250
		5,816
Total China (Cost $7,690)		7,912

COLOMBIA 6.0%
Corporate Bonds 0.5%
Empresas Public Medellin, 7.625%, 9/10/24	4,371,000,000	1,385
Empresas Public Medellin, 7.625%, 9/10/24 (1)	1,862,000,000	590
		1,975
Government Bonds 5.5%
Republic of Colombia, 3.30%, 3/17/27	7,391,742,400	2,361
Republic of Colombia, 4.75%, 4/4/35	65,997,700	23
Republic of Colombia, 6.00%, 4/28/28	21,719,300,000	6,632
Republic of Colombia, 7.00%, 5/4/22	4,603,500,000	1,517
Republic of Colombia, 7.50%, 8/26/26	36,953,300,000	12,538
		23,071
Total Colombia (Cost $26,849)		25,046

CZECH REPUBLIC 1.1%
Government Bonds 1.1%
Czech Republic, 0.95%, 5/15/30	1,000,000	39
Czech Republic, 1.00%, 6/26/26	33,000,000	1,358
Czech Republic, 2.40%, 9/17/25	23,720,000	1,075
Czech Republic, 2.50%, 8/25/28	46,720,000	2,153
Total Czech Republic (Cost $4,936)		4,625

EGYPT 3.1%
Government Bonds 3.1%
Government of Egypt Treasury Bills, 14.563%, 12/9/24	60,020,000	3,386
Government of Egypt Treasury Bills, 17.952%, 7/9/19	108,175,000	5,962
Government of Egypt Treasury Bills, 19.696%, 4/9/19	65,250,000	3,764
Total Egypt (Cost $12,950)		13,112

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
HUNGARY 2.4%

Government Bonds 2.4%
Republic of Hungary, 2.50%, 10/27/21	3,250,000	12
Republic of Hungary, 2.50%, 10/24/24	946,700,000	3,412
Republic of Hungary, 3.00%, 10/27/27	1,340,240,000	4,889
Republic of Hungary, 3.50%, 6/24/20	49,080,000	179
Republic of Hungary, 5.50%, 6/24/25	382,870,000	1,608
Republic of Hungary, 7.00%, 6/24/22	20,100,000	83
Total Hungary (Cost $10,843)		10,183

INDIA 3.8%

Corporate Bonds 0.8%
HDFC Bank, 8.10%, 3/22/25	130,000,000	1,856
Housing Development Finance, 6.875%, 4/30/20	120,000,000	1,730
		3,586
Government Bonds 3.0%
Government of India, 7.16%, 5/20/23	304,000,000	4,429
Government of India, 8.40%, 7/28/24	270,000,000	4,137
Government of India, 8.60%, 6/2/28	192,000,000	2,978
National Highways Authority of India, 7.30%, 5/18/22	80,000,000	1,127
		12,671
Total India (Cost $16,303)		16,257

INDONESIA 11.3%

Corporate Bonds 1.6%
Jasa Marga (Persero), 7.50%, 12/11/20 (1)	30,000,000,000	2,026
Standard Chartered Bank, CLN (Reference: Republic of
Indonesia), 9.00%, 3/19/29 (1)	63,100,000,000	4,832
		6,858
Government Bonds 9.7%
Republic of Indonesia, 3.75%, 4/25/22 (USD)	1,300,000	1,319
Republic of Indonesia, 5.625%, 5/15/23	32,600,000,000	2,178
Republic of Indonesia, 6.125%, 5/15/28	180,567,000,000	11,510
Republic of Indonesia, 6.625%, 5/15/33	14,280,000,000	881
Republic of Indonesia, 8.125%, 5/15/24	200,000,000	14
Republic of Indonesia, 8.25%, 5/15/29	200,000,000	15
Republic of Indonesia, 8.25%, 5/15/36	2,344,000,000	168
Republic of Indonesia, 8.375%, 3/15/24	294,000,000	22
Republic of Indonesia, 8.375%, 3/15/34	510,000,000	37
Republic of Indonesia, 8.75%, 5/15/31	206,490,000,000	15,516
Republic of Indonesia, 9.00%, 3/15/29	34,200,000,000	2,619
Republic of Indonesia, 9.50%, 5/15/41	45,238,000,000	3,554
Republic of Indonesia, 10.00%, 9/15/24	35,683,000,000	2,798

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

Republic of Indonesia, 10.50%, 8/15/30	360,000,000	30
Republic of Indonesia, 10.50%, 7/15/38	145,000,000	12
Republic of Indonesia, 11.00%, 9/15/25	1,377,000,000	114
		40,787
Total Indonesia (Cost $50,554)		47,645

MALAYSIA 4.6%

Government Bonds 4.6%
Government of Malaysia, 3.743%, 8/26/21	120,000	30
Government of Malaysia, 3.80%, 8/17/23	60,000	15
Government of Malaysia, 3.899%, 11/16/27	215,000	53
Government of Malaysia, 4.181%, 7/15/24	240,000	60
Government of Malaysia, 4.232%, 6/30/31	22,485,000	5,620
Government of Malaysia, 4.254%, 5/31/35	127,000	31
Government of Malaysia, 4.39%, 7/7/23	251,000	63
Government of Malaysia, 4.392%, 4/15/26	51,752,000	13,176
Government of Malaysia, 4.498%, 4/15/30	45,000	11
Government of Malaysia, 5.248%, 9/15/28	410,000	112
Total Malaysia (Cost $18,998)		19,171

MEXICO 8.1%

Corporate Bonds 0.1%
Red de Carreteras de Occidente, 9.00%, 6/10/28 (1)	5,240,000	261
		261
Government Bonds 8.0%
Mexican Udibonos, Inflation-Indexed, 4.50%, 12/4/25	53,205,087	2,848
Petroleos Mexicanos, 7.47%, 11/12/26	42,410,000	1,764
United Mexican States, 5.00%, 12/11/19	404,000	21
United Mexican States, 6.50%, 6/10/21	1,290,000	65
United Mexican States, 7.50%, 6/3/27	137,737,800	6,878
United Mexican States, 7.75%, 5/29/31	279,999,000	13,953
United Mexican States, 7.75%, 11/13/42	600,000	29
United Mexican States, 8.50%, 5/31/29	27,920,000	1,480
United Mexican States, 8.50%, 11/18/38	118,210,000	6,139
United Mexican States, 10.00%, 12/5/24	5,463,000	309
		33,486
Total Mexico (Cost $34,789)		33,747

NIGERIA 0.7%

Government Bonds 0.7%
Republic of Nigeria Treasury Bill, 13.598%, 4/4/19	450,000,000	1,246
Republic of Nigeria Treasury Bill, 13.989%, 8/29/19	704,500,000	1,847
Total Nigeria (Cost $3,077)		3,093

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

PERU 3.1%
Corporate Bonds 0.4%
Banco de Credito del Peru, 4.85%, 10/30/20 (1)	6,300,000	1,895
		1,895
Government Bonds 2.7%
Republic of Peru, 6.15%, 8/12/32 (1)	7,830,000	2,486
Republic of Peru, 6.35%, 8/12/28	2,600,000	851
Republic of Peru, 6.35%, 8/12/28 (1)	8,316,000	2,721
Republic of Peru, 6.90%, 8/12/37	15,299,000	5,181
		11,239
Total Peru (Cost $13,233)		13,134

PHILIPPINES 1.0%
Government Bonds 1.0%
Republic of Philippines, 3.90%, 11/26/22	10,000,000	185
Republic of Philippines, 5.75%, 4/12/25	140,000,000	2,696
Republic of Philippines, 6.25%, 1/14/36	71,000,000	1,469
Total Philippines (Cost $4,005)		4,350

POLAND 3.1%
Government Bonds 3.1%
Republic of Poland, 1.50%, 4/25/20	59,000	15
Republic of Poland, 2.50%, 4/25/24	190,000	50
Republic of Poland, 2.50%, 7/25/26	940,000	245
Republic of Poland, 2.50%, 7/25/27	8,125,000	2,091
Republic of Poland, 2.75%, 10/25/29	13,520,000	3,520
Republic of Poland, 4.00%, 10/25/23	25,426,000	7,171
Republic of Poland, 5.75%, 10/25/21	592,000	170
Total Poland (Cost $13,319)		13,262

ROMANIA 3.8%
Government Bonds 3.8%
Republic of Romania, 4.75%, 2/24/25	36,385,000	8,719
Republic of Romania, 5.80%, 7/26/27	150,000	38
Republic of Romania, 5.85%, 4/26/23	28,850,000	7,222
Total Romania (Cost $16,991)		15,979

RUSSIA 4.7%
Government Bonds 4.7%
Russian Federation, 6.90%, 5/23/29	1,800,000	25
Russian Federation, 7.00%, 8/16/23	1,144,000	17

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

Russian Federation, 7.10%, 10/16/24	337,800,000	4,958
Russian Federation, 7.40%, 12/7/22	1,692,000	26
Russian Federation, 7.50%, 8/18/21	1,700,000	26
Russian Federation, 7.60%, 7/20/22	120,544,000	1,824
Russian Federation, 7.75%, 9/16/26	97,850,000	1,464
Russian Federation, 8.15%, 2/3/27	411,033,000	6,301
Russian Federation, 8.50%, 9/17/31	321,380,000	4,992
Total Russia (Cost $22,712)		19,633

SERBIA 1.4%

Government Bonds 1.4%
Republic of Serbia, 5.875%, 2/8/28	590,000,000	6,045
Total Serbia (Cost $6,191)		6,045

SOUTH AFRICA 10.8%

Corporate Bonds 0.2%
Eskom Holdings SOC, 6.75%, 8/6/23 (USD)	1,070,000	1,059
		1,059
Government Bonds 10.6%
Republic of South Africa, 6.25%, 3/31/36	1,876,000	94
Republic of South Africa, 6.50%, 2/28/41	1,945,000	96
Republic of South Africa, 7.00%, 2/28/31	177,001,000	10,287
Republic of South Africa, 7.75%, 2/28/23	44,557,000	3,090
Republic of South Africa, 8.00%, 1/31/30	350,474,000	22,406
Republic of South Africa, 8.25%, 3/31/32	312,000	20
Republic of South Africa, 8.50%, 1/31/37	29,500,000	1,837
Republic of South Africa, 8.75%, 2/28/48	819,000	51
Republic of South Africa, 10.50%, 12/21/26	86,837,000	6,644
		44,525
Total South Africa (Cost $48,657)		45,584

SRI LANKA 3.0%

Government Bonds 3.0%
Republic of Sri Lanka, 7.85%, 3/14/29 (USD) (1)	2,000,000	2,093
Republic of Sri Lanka, 11.00%, 8/1/21	250,000,000	1,435
Republic of Sri Lanka, 11.00%, 8/1/24	740,000,000	4,209
Republic of Sri Lanka, 11.50%, 12/15/21	550,000,000	3,198
Republic of Sri Lanka Treasury Bills, 10.429%, 12/6/19	40,000,000	213
Republic of Sri Lanka Treasury Bills, 10.529%, 3/6/20	250,000,000	1,300
Total Sri Lanka (Cost $13,591)		12,448

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
SUPRANATIONAL 0.3%

Government Bonds 0.3%
European Investment Bank, 6.95%, 2/6/20 (IDR) (1)	10,930,000,000	761
European Investment Bank, 8.00%, 4/1/20 (TRY)	2,300,000	352
Total Supranational (Cost $1,630)		1,113

THAILAND 4.9%

Government Bonds 4.9%
Kingdom of Thailand, 1.875%, 6/17/22	1,384,000	43
Kingdom of Thailand, 2.125%, 12/17/26	2,691,000	84
Kingdom of Thailand, 2.875%, 6/17/46	500,000	15
Kingdom of Thailand, 3.40%, 6/17/36	247,825,000	8,409
Kingdom of Thailand, 3.65%, 6/20/31	130,260,000	4,544
Kingdom of Thailand, 3.775%, 6/25/32	18,297,000	643
Kingdom of Thailand, 3.85%, 12/12/25	870,000	30
Kingdom of Thailand, 4.875%, 6/22/29	103,533,000	3,937
Kingdom of Thailand, 5.50%, 3/13/23	1,212,000	43
Kingdom of Thailand, Inflation-Indexed, 1.25%, 3/12/28	97,007,943	2,870
Total Thailand (Cost $19,967)		20,618

TURKEY 3.3%

Government Bonds 3.3%
Republic of Turkey, 6.25%, 9/26/22 (USD)	2,210,000	2,186
Republic of Turkey, 7.10%, 3/8/23	409,000	47
Republic of Turkey, 8.00%, 3/12/25	175,000	19
Republic of Turkey, 8.80%, 9/27/23	137,000	16
Republic of Turkey, 9.50%, 1/12/22	260,000	34
Republic of Turkey, 10.40%, 3/20/24	16,167,000	2,046
Republic of Turkey, 10.50%, 8/11/27	103,000	12
Republic of Turkey, 10.60%, 2/11/26	58,103,000	7,170
Republic of Turkey, 11.00%, 3/2/22	17,540,000	2,444
Republic of Turkey, 11.00%, 2/24/27	54,000	7
Republic of Turkey, 12.40%, 3/8/28	75,000	10
Total Turkey (Cost $21,921)		13,991

URUGUAY 0.2%

Government Bonds 0.2%
Republic of Uruguay, 8.50%, 3/15/28 (1)	14,500,000	377
Republic of Uruguay, 8.50%, 3/15/28	400,000	10
Republic of Uruguay, 9.875%, 6/20/22	14,110,000	420
Total Uruguay (Cost $1,037)		807

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 2.49% (2)(3)	2,392,694	2,393
		2,393
U. S. Treasury Obligations 0.3%
U. S. Treasury Bills, 2.411%, 5/23/19 (4)	1,308,000	1,303
		1,303
Total Short-Term Investments (Cost $3,696)		3,696

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty	Description	Contracts	Notional Amount	Value
	EUR Put/ZAR Call, 5/30/19 @ 15.95
Barclays Bank (ZAR) (5)		1	5,525	83
	EUR Put/USD Call, 4/23/19 @ 1.12
BNP Paribas	(USD) (5)	1	8,450	37
	USD Call/CLP Put, 4/11/19 @ 670.00
Citibank	(CLP) (5)	1	8,325	145
Total OTC Options Purchased (Cost $214)				265
Total Options Purchased (Cost $214)				$265
Total Investments in Securities 97.4%
(Cost $437,005)				$410,045
Other Assets Less Liabilities 2.6%				10,955
Net Assets 100.0%				$421,000

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $18,146 and represents 4.3% of net assets.
(2) Seven-day yield
(3) Affiliated Companies
(4) At March 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5) Non-income producing
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M INR MIBOR Six month INR MIBOR (Mumbai interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
ARS Argentine Peso
BRL Brazilian Real
BRL CDI One day Brazilian Interbank Deposit Rate
CHF Swiss Franc
CLN Credit Linked Note
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
LKR Sri Lankan Rupee
MXIBTIIE Mexico Interbank 28 Day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
OTC Over-the-counter
PEN Peruvian New Sol

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

PHP	Philippines Peso
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U. S. Dollar
ZAR	South African Rand

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts in 000s)
SWAPS 0.2%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	Value	(Receipts)	Gain/(Loss)
BILATERAL SWAPS 0.1%
Credit Default Swaps, Protection Bought 0.0%
Brazil 0.0%
Goldman Sachs, Protection Bought (Relevant
Credit: Republic of Brazil, 4.25%, 1/7/25), Pay
1.00% Quarterly, Receive upon credit default,
12/20/23 (USD)	2,157	$57	$132	$(75)
Total Brazil			132	(75)

Russia 0.0%
JPMorgan Chase, Protection Bought (Relevant
Credit: Russia Federation, 7.50%, 3/31/30), Pay
1.00% Quarterly, Receive upon credit default,
6/20/23 (USD)	3,190	20	49	(29)
Total Russia			49	(29)

South Africa 0.0%
Goldman Sachs, Protection Bought (Relevant
Credit: Republic of South Africa, 5.50%, 3/9/20),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD)	1,200	44	59	(15)
JPMorgan Chase, Protection Bought (Relevant
Credit: Republic of South Africa, 5.50%, 3/9/20),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD)	3,020	112	101	11
Total South Africa			160	(4)

Total Bilateral Credit Default Swaps, Protection Bought			341	(108)

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts in 000s, except market price)
				Upfront
	Notional			Payments/	Unrealized
Description	Amount	Value		(Receipts)	Gain/(Loss)
Credit Default Swaps, Protection Sold 0.0%
Supranational 0.0%
Goldman Sachs, Protection Sold (Relevant
Credit: CDX. EM. S30, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/23 (USD)	4,405	$(153	) $	(180)	$27
Total Supranational				(180)	27

Turkey 0.0%
Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Turkey, 11.88%, 1/15/30,
$129.14 *), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24 (USD)	1,058	(149)		(169)	20
Total Turkey				(169)	20

Total Bilateral Credit Default Swaps, Protection Sold				(349)	47

* Market price at March 31, 2019.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts in 000s)

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	Value	(Receipts)	Gain/(Loss)
Interest Rate Swaps 0.1%
Brazil 0.2%

Goldman Sachs, 3 Year Interest Rate Swap,
Receive Fixed 10.48% At Termination, Pay
Variable 6.40% (BRL CDI) At Termination,
7/1/20	10,000	$215	$—	$215

Goldman Sachs, 3 Year Interest Rate Swap,
Receive Fixed 10.925% At Termination, Pay
Variable 6.40% (BRL CDI) At Termination, 7/1/20	9,000	226	—	226

Goldman Sachs, 4 Year Interest Rate Swap,
Receive Fixed 8.65% At Termination, Pay
Variable 6.40% (BRL CDI) At Termination, 7/1/22	25,000	144	—	144

Goldman Sachs, 4 Year Interest Rate Swap,
Receive Fixed 9.04% At Termination, Pay
Variable 6.40% (BRL CDI) At Termination, 7/1/21	5,050	72	—	72

Goldman Sachs, 4 Year Interest Rate Swap,
Receive Fixed 9.945% At Termination, Pay
Variable 6.40% (BRL CDI) At Termination, 7/1/21	11,450	238	—	238

Goldman Sachs, 4 Year Interest Rate Swap,
Receive Fixed 10.21% At Termination, Pay
Variable 6.40% (BRL CDI) At Termination, 7/1/21	4,000	92	—	92

Total Brazil			—	987

India (0.1)%

Citibank, 4 Year Interest Rate Swap, Pay Fixed
6.365% Semi-Annually, Receive Variable 6.46%
(6M INR MIBOR) Semi-Annually, 1/4/23	306,000	(94)	—	(94)

Citibank, 5 Year Interest Rate Swap, Pay Fixed
6.48% Semi-Annually, Receive Variable 6.22%
(6M INR MIBOR) Semi-Annually, 12/7/23	171,500	(75)	—	(75)

JPMorgan Chase, 5 Year Interest Rate Swap, Pay
Fixed 6.46% Semi-Annually, Receive Variable
6.50% (6M INR MIBOR) Semi-Annually, 1/17/24	275,000	(116)	—	(116)

Total India			—	(285)

Total Bilateral Interest Rate Swaps			—	702

Total Bilateral Swaps			$(8)	$641

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts in 000s)
	Notional				Unrealized
Description	Amount	Value		Initial Value	Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Interest Rate Swaps 0.1%
Czech Republic 0.0%
5 Year Interest Rate Swap, Receive Fixed 1.74%
Annually, Pay Variable 2.05% (6M CZK PRIBOR)
Semi-Annually, 2/13/23	24,200	$(6	) $	—	$(6)
5 Year Interest Rate Swap, Receive Fixed
2.543% Annually, Pay Variable 1.87% (6M CZK
PRIBOR) Semi-Annually, 10/29/23	19,300	29		—	29
Total Czech Republic					23

Mexico 0.0%
5 Year Interest Rate Swap, Receive Fixed 7.91%
Monthly, Pay Variable 8.515% (MXIBTIIE)
Monthly, 9/22/23	85,000	16		—	16
Total Mexico					16

Poland 0.1%
5 Year Interest Rate Swap, Receive Fixed
2.515% Annually, Pay Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 9/25/23	25,000	251		—	251
5 Year Interest Rate Swap, Receive Fixed
2.536% Annually, Pay Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 9/28/23	19,770	205		1	204
Total Poland					455

Total Centrally Cleared Interest Rate Swaps					494

Total Centrally Cleared Swaps					494

Net payments (receipts) of variation margin to date					(521)

Variation margin receivable (payable) on centrally
cleared swaps					$(27)

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

($000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement		Receive	Deliver Gain/(Loss)
Bank of America N. A.	4/2/19	BRL	10,481USD	2,690	$ (13)
Bank of America N. A.	4/2/19	USD	2,707BRL	10,481	31
Bank of America N. A.	4/5/19	IDR	6,136,029USD	434	(4)
Bank of America N. A.	4/5/19	KRW	3,949,014USD	3,471	7
Bank of America N. A.	4/5/19	THB	138,429USD	4,371	(8)
Bank of America N. A.	4/5/19	USD	3,514KRW	3,949,014	36
Bank of America N. A.	4/5/19	USD	2,132THB	67,656	—
Bank of America N. A.	4/5/19	USD	2,978ZAR	40,075	203
Bank of America N. A.	4/12/19	CZK	574,800USD	25,776	(787)
Bank of America N. A.	4/12/19	USD	5,686CZK	130,144	28
Bank of America N. A.	4/12/19	USD	6,397HUF	1,818,011	42
Bank of America N. A.	4/12/19	USD	3,311RUB	215,204	39
Bank of America N. A.	4/18/19	RON	44,565USD	10,581	(117)
Bank of America N. A.	4/18/19	USD	7,368RON	30,515	203
Bank of America N. A.	4/26/19	USD	1,742JPY	192,267	3
Bank of America N. A.	4/30/19	EUR	5,441USD	6,138	(19)
Bank of America N. A.	5/17/19	PLN	29,982USD	7,923	(101)
Bank of America N. A.	5/17/19	USD	18,078PLN	68,982	83
Bank of America N. A.	5/24/19	CHF	999USD	1,008	1
Bank of America N. A.	5/24/19	CHF	1,028USD	1,039	(1)
Bank of America N. A.	5/24/19	MXN	56,026USD	2,845	15
Bank of America N. A.	5/24/19	USD	2,049CHF	2,042	(13)
Bank of America N. A.	5/24/19	USD	12,662MXN	246,621	72
Bank of America N. A.	5/24/19	USD	31MXN	600	—
Bank of America N. A.	6/14/19	THB	67,656USD	2,133	3
Bank of America N. A.	6/14/19	USD	8,185ZAR	120,689	(103)
Bank of America N. A.	7/12/19	USD	3,480KRW	3,949,014	(1)
Bank of America N. A.	7/19/19	USD	5,693CZK	130,677	(3)
Bank of America N. A.	7/19/19	USD	2,434HUF	689,714	6
Bank of America N. A.	7/19/19	USD	7,209RUB	475,977	64
Barclays Bank	4/5/19	IDR	21,725,990USD	1,548	(24)
Barclays Bank	4/5/19	THB	92,288USD	2,918	(9)
Barclays Bank	4/5/19	USD	3,187IDR	44,731,129	50
Barclays Bank	4/5/19	USD	4,033ZAR	54,738	243
Barclays Bank	4/5/19	ZAR	48,529USD	3,356	5
Barclays Bank	4/5/19	ZAR	41,861USD	2,929	(30)
Barclays Bank	4/10/19	USD	3,266TWD	100,128	18
Barclays Bank	4/12/19	HUF	4,480,969USD	15,976	(312)
Barclays Bank	4/12/19	TRY	7,318USD	1,309	(17)
Barclays Bank	4/12/19	USD	139HUF	39,082	3
Barclays Bank	4/12/19	USD	1,288TRY	7,203	17
Barclays Bank	4/18/19	USD	4,379RON	17,806	198
Barclays Bank	4/30/19	USD	1,580EUR	1,383	24
Barclays Bank	5/10/19	CLP	525,124USD	785	(13)
Barclays Bank	5/10/19	USD	2,764COP	8,722,229	34
Barclays Bank	6/4/19	USD	4,599BRL	18,102	(1)
BNP Paribas	4/5/19	MYR	8,467USD	2,078	(4)
BNP Paribas	4/5/19	USD	76MYR	309	—
BNP Paribas	4/5/19	USD	4,036ZAR	54,738	245
BNP Paribas	4/10/19	USD	5,921TWD	181,908	20
BNP Paribas	4/12/19	RUB	30,910USD	467	3
BNP Paribas	4/15/19	ARS	31,733USD	713	3
BNP Paribas	4/15/19	ARS	167,152USD	4,189	(418)
BNP Paribas	4/15/19	USD	1,447ARS	61,907	50
BNP Paribas	4/15/19	USD	1,379ARS	61,615	(11)
BNP Paribas	4/18/19	USD	4,387RON	17,836	199
BNP Paribas	4/30/19	EUR	108USD	121	—
BNP Paribas	5/10/19	CLP	1,050,250USD	1,574	(30)
BNP Paribas	5/24/19	MXN	56,026USD	2,849	11

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

($000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement		Receive	Deliver Gain/(Loss)
BNP Paribas	5/24/19	MXN	85,536USD	4,439	(72)
BNP Paribas	5/24/19	USD	3EUR	3	—
BNP Paribas	5/24/19	USD	30MXN	597	—
BNP Paribas	7/12/19	USD	6,177PEN	20,533	15
Citibank	4/5/19	IDR	101,285,335USD	7,165	(60)
Citibank	4/5/19	THB	138,429USD	4,368	(5)
Citibank	4/5/19	USD	93IDR	1,328,539	—
Citibank	4/5/19	USD	191SGD	256	2
Citibank	4/5/19	USD	1,266ZAR	16,921	94
Citibank	4/5/19	USD	1,194ZAR	17,497	(18)
Citibank	4/5/19	ZAR	30USD	2	—
Citibank	4/12/19	CZK	36,127USD	1,613	(43)
Citibank	4/12/19	TRY	7,452USD	1,374	(58)
Citibank	4/12/19	USD	5,825HUF	1,632,969	117
Citibank	4/12/19	USD	499TRY	2,874	(9)
Citibank	4/15/19	ARS	64,426USD	1,528	(75)
Citibank	4/18/19	RON	10,338USD	2,456	(29)
Citibank	4/18/19	RSD	19,964USD	190	(1)
Citibank	4/18/19	USD	2,686RSD	278,673	35
Citibank	4/26/19	JPY	648,685USD	5,978	(111)
Citibank	4/30/19	USD	97EUR	84	2
Citibank	5/17/19	PLN	78,298USD	20,545	(120)
Citibank	5/24/19	USD	3EUR	3	—
Citibank	6/6/19	USD	2,820CNH	18,994	(5)
Citibank	6/14/19	USD	2ZAR	30	—
Citibank	6/14/19	ZAR	17,497USD	1,184	18
Citibank	7/12/19	IDR	1,328,539USD	92	—
Citibank	7/12/19	USD	5,748IDR	82,978,708	13
Citibank	7/12/19	USD	6,652KRW	7,409,548	119
Citibank	7/15/19	USD	3,995EGP	70,956	38
Credit Suisse	4/5/19	INR	1,381,966USD	19,997	(76)
Credit Suisse	4/5/19	USD	1,403IDR	19,894,715	7
Credit Suisse	5/10/19	COP	14,952,242USD	4,715	(36)
Credit Suisse	5/10/19	USD	6,310COP	20,129,103	11
Credit Suisse	5/10/19	USD	7,022COP	22,466,871	(8)
Credit Suisse	7/12/19	TWD	92,983USD	3,028	(2)
Credit Suisse	7/12/19	USD	19,738INR	1,381,966	94
Credit Suisse	7/12/19	USD	8,915TWD	273,418	16
Deutsche Bank	4/2/19	BRL	11,638USD	3,111	(139)
Deutsche Bank	4/2/19	USD	2,987BRL	11,638	15
Deutsche Bank	4/5/19	USD	11,574INR	829,179	(378)
Deutsche Bank	4/5/19	USD	82MYR	333	—
Deutsche Bank	4/12/19	TRY	385USD	68	—
Deutsche Bank	6/4/19	USD	3,048BRL	12,099	(27)
Deutsche Bank	6/14/19	USD	3,510MYR	14,342	(5)
Goldman Sachs	4/4/19	USD	3,056CNH	20,588	(6)
Goldman Sachs	4/5/19	THB	1,227USD	39	(1)
Goldman Sachs	4/5/19	USD	4,345SGD	5,867	16
Goldman Sachs	4/5/19	USD	3,223THB	100,689	50
Goldman Sachs	4/5/19	USD	1,515THB	48,294	(7)
Goldman Sachs	4/5/19	ZAR	127,438USD	8,835	(10)
Goldman Sachs	4/10/19	TWD	188,024USD	6,093	6
Goldman Sachs	4/12/19	USD	2,058TRY	11,075	103
Goldman Sachs	5/10/19	CLP	262,562USD	390	(4)
Goldman Sachs	5/10/19	COP	17,298,866USD	5,452	(39)
Goldman Sachs	6/6/19	CNH	20,588USD	3,056	6
Goldman Sachs	6/14/19	USD	625THB	19,876	(2)
Goldman Sachs	7/12/19	USD	6,117TWD	188,024	(2)
HSBC Bank	4/2/19	BRL	5,133USD	1,320	(9)
HSBC Bank	4/2/19	USD	1,317BRL	5,133	7

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

($000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement		Receive	Deliver Gain/(Loss)
HSBC Bank	4/4/19	CNH	40,430USD	5,866	147
HSBC Bank	4/4/19	USD	6,030CNH	41,026	(73)
HSBC Bank	4/5/19	IDR	6,707,682USD	478	(8)
HSBC Bank	4/5/19	MYR	19,240USD	4,677	36
HSBC Bank	4/5/19	MYR	93USD	23	—
HSBC Bank	4/5/19	USD	4,543IDR	64,673,860	6
HSBC Bank	4/5/19	ZAR	16,352USD	1,192	(60)
HSBC Bank	4/12/19	PHP	314,902USD	6,036	(57)
HSBC Bank	4/12/19	TRY	54,607USD	9,561	79
HSBC Bank	4/12/19	TRY	8,189USD	1,460	(14)
HSBC Bank	4/12/19	USD	1,471PHP	77,615	(2)
HSBC Bank	4/12/19	USD	4,057TRY	23,382	(71)
HSBC Bank	4/30/19	USD	3,173EUR	2,781	45
HSBC Bank	5/24/19	USD	2,047CHF	2,042	(14)
HSBC Bank	5/24/19	USD	87MXN	1,709	—
HSBC Bank	6/14/19	USD	2,544MYR	10,404	(6)
HSBC Bank	6/14/19	ZAR	15,035USD	1,020	12
HSBC Bank	7/12/19	IDR	45,100,512USD	3,118	(1)
HSBC Bank	7/12/19	KRW	4,518,980USD	3,990	(6)
HSBC Bank	7/12/19	USD	3,325KRW	3,704,775	59
HSBC Bank	7/12/19	USD	3,888PEN	12,914	12
HSBC Bank	8/2/19	LKR	227,821USD	1,228	44
HSBC Bank	8/2/19	LKR	414,582USD	2,450	(135)
HSBC Bank	8/2/19	USD	5,122LKR	888,636	161
HSBC Bank	8/2/19	USD	3,026LKR	551,299	(52)
JPMorgan Chase	4/2/19	BRL	4,691USD	1,205	(7)
JPMorgan Chase	4/2/19	USD	1,254BRL	4,691	56
JPMorgan Chase	4/4/19	CNH	21,184USD	3,119	32
JPMorgan Chase	4/5/19	CLP	75,035USD	108	2
JPMorgan Chase	4/5/19	CLP	18,732USD	28	(1)
JPMorgan Chase	4/5/19	IDR	799,796USD	57	(1)
JPMorgan Chase	4/5/19	MYR	19,351USD	4,705	35
JPMorgan Chase	4/5/19	SGD	1,907USD	1,408	(1)
JPMorgan Chase	4/5/19	THB	15,511USD	489	—
JPMorgan Chase	4/5/19	USD	59CLP	40,187	—
JPMorgan Chase	4/5/19	USD	20CLP	13,395	—
JPMorgan Chase	4/5/19	USD	388IDR	5,499,697	2
JPMorgan Chase	4/5/19	USD	3,838THB	120,690	34
JPMorgan Chase	4/5/19	USD	1,063THB	33,829	(4)
JPMorgan Chase	4/5/19	USD	2,609ZAR	35,312	164
JPMorgan Chase	4/5/19	ZAR	97,215USD	6,872	(140)
JPMorgan Chase	4/12/19	CZK	104,222USD	4,671	(140)
JPMorgan Chase	4/12/19	HUF	887,936USD	3,175	(71)
JPMorgan Chase	4/12/19	RUB	1,111,946USD	16,563	346
JPMorgan Chase	4/12/19	RUB	287,843USD	4,467	(90)
JPMorgan Chase	4/12/19	TRY	101USD	18	—
JPMorgan Chase	4/12/19	USD	4CZK	100	—
JPMorgan Chase	4/12/19	USD	3,575HUF	1,005,990	59
JPMorgan Chase	4/12/19	USD	4PHP	185	—
JPMorgan Chase	4/12/19	USD	1,500PHP	80,032	(20)
JPMorgan Chase	4/12/19	USD	19RUB	1,209	—
JPMorgan Chase	4/12/19	USD	839RUB	55,563	(6)
JPMorgan Chase	4/12/19	USD	38TRY	210	1
JPMorgan Chase	4/12/19	USD	23TRY	134	—
JPMorgan Chase	4/15/19	ARS	409USD	10	(1)
JPMorgan Chase	4/15/19	USD	5ARS	216	—
JPMorgan Chase	4/18/19	RON	2,666USD	634	(8)
JPMorgan Chase	4/18/19	RSD	356,865USD	3,417	(22)
JPMorgan Chase	4/18/19	USD	362RON	1,521	5
JPMorgan Chase	4/30/19	USD	1,657EUR	1,448	29

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

($000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement		Receive		Deliver Gain/(Loss)
JPMorgan Chase	5/3/19	BRL	32	USD	8	—
JPMorgan Chase	5/3/19	USD	13	BRL	48	—
JPMorgan Chase	5/10/19	COP	25,775	USD	8	—
JPMorgan Chase	5/10/19	USD	10	COP	32,550	—
JPMorgan Chase	5/17/19	PLN	6,972	USD	1,836	(17)
JPMorgan Chase	5/24/19	MXN	3,516	USD	183	(3)
JPMorgan Chase	5/24/19	USD	741	MXN	14,465	3
JPMorgan Chase	6/7/19	CLP	13,395	USD	20	—
JPMorgan Chase	6/7/19	CLP	49,885	USD	73	—
JPMorgan Chase	6/10/19	ARS	265	USD	6	—
JPMorgan Chase	6/10/19	USD	6	ARS	276	—
JPMorgan Chase	6/14/19	THB	33,829	USD	1,063	5
JPMorgan Chase	6/14/19	THB	33,828	USD	1,072	(4)
JPMorgan Chase	7/12/19	PEN	106	USD	32	—
JPMorgan Chase	7/12/19	USD	60	PEN	197	—
Morgan Stanley	4/2/19	BRL	12,984	USD	3,425	(110)
Morgan Stanley	4/2/19	USD	3,332	BRL	12,984	17
Morgan Stanley	4/5/19	USD	4,035	ZAR	54,738	245
Morgan Stanley	4/18/19	RON	17,814	USD	4,226	(43)
Morgan Stanley	5/10/19	COP	15,676,809	USD	4,949	(44)
Morgan Stanley	5/10/19	USD	2,157	CLP	1,473,669	(9)
Morgan Stanley	5/24/19	USD	2,047	CHF	2,042	(15)
Morgan Stanley	7/12/19	PEN	32,116	USD	9,676	(39)
RBC Dominion Securities	7/12/19	INR	148,488	USD	2,117	(6)
Societe Generale	4/18/19	USD	830	RSD	87,312	(1)
Standard Chartered	4/2/19	BRL	18,146	USD	4,611	22
Standard Chartered	4/2/19	BRL	54,466	USD	14,080	(172)
Standard Chartered	4/2/19	USD	18,709	BRL	72,612	168
Standard Chartered	4/5/19	MYR	18,170	USD	4,436	15
Standard Chartered	4/5/19	THB	19,101	USD	613	(11)
Standard Chartered	4/5/19	USD	37	IDR	526,892	—
Standard Chartered	4/5/19	USD	7,712	INR	552,787	(257)
Standard Chartered	4/5/19	USD	15,893	MYR	64,680	49
Standard Chartered	4/12/19	PHP	5,059	USD	96	—
Standard Chartered	5/17/19	PLN	78,298	USD	20,517	(92)
Standard Chartered	5/24/19	MXN	56,026	USD	2,855	5
Standard Chartered	5/24/19	USD	31	MXN	600	—
Standard Chartered	6/4/19	BRL	45,460	USD	11,690	(136)
Standard Chartered	6/14/19	MYR	64,680	USD	15,867	(15)
Standard Chartered	7/12/19	INR	103,376	USD	1,478	(9)
Standard Chartered	7/12/19	PEN	4,592	USD	1,378	—
State Street	4/2/19	BRL	3,580	USD	954	(40)
State Street	4/2/19	USD	919	BRL	3,580	5
State Street	4/5/19	USD	2,968	ZAR	39,938	202
State Street	4/10/19	TWD	94,012	USD	3,046	4
State Street	5/17/19	USD	4,308	PLN	16,540	(7)
State Street	5/24/19	MXN	172,502	USD	8,946	(139)
State Street	5/24/19	USD	7	EUR	6	—
State Street	5/24/19	USD	753	MXN	14,635	6
State Street	7/12/19	TWD	81,555	USD	2,653	2
State Street	7/12/19	USD	3,057	TWD	94,012	(2)
UBS Investment Bank	4/5/19	USD	60	CLP	40,185	1
UBS Investment Bank	4/5/19	USD	1,072	THB	33,828	6
UBS Investment Bank	4/5/19	USD	1,194	ZAR	17,497	(18)
UBS Investment Bank	4/5/19	ZAR	30	USD	2	—
UBS Investment Bank	4/18/19	USD	5,716	RON	23,333	237
UBS Investment Bank	4/30/19	USD	1,575	EUR	1,383	19
UBS Investment Bank	5/10/19	USD	1,352	CLP	924,854	(7)
UBS Investment Bank	5/24/19	MXN	112,052	USD	5,739	(19)
UBS Investment Bank	5/24/19	USD	3	EUR	3	—

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

($000 s)

FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement		Receive	Deliver Gain/(Loss)
UBS Investment Bank	6/7/19	CLP	40,737 USD	61	(1)
UBS Investment Bank	6/14/19	THB	33,828 USD	1,072	(4)
UBS Investment Bank	6/14/19	USD	2 ZAR	29	—
UBS Investment Bank	6/14/19	ZAR	17,497 USD	1,184	18
Net unrealized gain (loss) on open forward
currency exchange contracts					$(489)

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 21 Euro Bund contracts	6/19	(3,918)	$(2)
Short, 9 Euro BUXL thirty year bond contracts	6/19	(1,935)	(97)
Short, 3 U. S. Treasury Long Bonds contracts	6/19	(449)	(14)
Short, 76 U. S. Treasury Notes five year contracts	6/19	(8,803)	(77)
Short, 41 U. S. Treasury Notes ten year contracts	6/19	(5,093)	1
Long, 3 Ultra U. S. Treasury Bonds contracts	6/19	504	21
Net payments (receipts) of variation margin to date			187

Variation margin receivable (payable) on open futures
contracts			$19

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$91	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$2,048	¤	¤	$2,393	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $91 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,393.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Local Currency Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 406,084	$ —	$ 406,084
Short-Term Investments	2,393	1,303	—	3,696
Options Purchased	—	265	—	265
Total Securities	2,393	407,652	—	410,045
Swaps	—	1,220	—	1,220
Forward Currency Exchange Contracts	—	5,138	—	5,138
Futures Contracts	19	—	—	19
Total	$2,412	$ 414,010	$ —	$ 416,422
Liabilities
Swaps	$—	$ 614	$ —	$ 614
Forward Currency Exchange Contracts	—	5,627	—	5,627
Total	$—	$ 6,241	$ —	$ 6,241

[1] Includes Corporate Bonds, Government Bonds.

T. ROWE PRICE GLOBAL CONSUMER FUND
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.5%
Common Stocks 0.5%
MercadoLibre (USD) (1)	176	89
Total Argentina (Cost $87)		89

CAMBODIA 0.2%
Common Stocks 0.2%
Nagacorp (HKD)	34,000	48
Total Cambodia (Cost $46)		48

CANADA 1.1%
Common Stocks 1.1%
Canada Goose Holdings (USD) (1)	2,897	139
Cronos Group (1)	1,000	18
Restaurant Brands International (USD)	697	46
Total Canada (Cost $182)		203

CHINA 8.0%
Common Stocks 6.9%
Alibaba Group Holding, ADR (USD) (1)	4,339	792
China Resources Beer Holdings (HKD)	26,000	110
Ctrip. com International, ADR (USD) (1)	3,480	152
Tencent Holdings (HKD)	4,700	216
		1,270
Common Stocks - China A Shares 1.1%
Kweichow Moutai (CNH)	1,600	203
		203
Total China (Cost $1,201)		1,473

T. ROWE PRICE GLOBAL CONSUMER FUND

	Shares	$ Value
(Cost and value in $000s)
FRANCE 0.3%
Common Stocks 0.3%
EssilorLuxottica	600	66
Total France (Cost $73)		66

GERMANY 3.4%
Common Stocks 3.4%
Beiersdorf	2,695	280
HUGO BOSS	1,800	123
Zalando (1)	5,700	223
Total Germany (Cost $588)		626

HONG KONG 1.4%
Common Stocks 1.4%
Galaxy Entertainment Group	24,000	163
Samsonite International	27,600	89
Total Hong Kong (Cost $261)		252

INDIA 1.5%
Common Stocks 1.5%
Britannia Industries	2,056	92
ITC, GDR (USD)(1)	42,200	181
Total India (Cost $263)		273

ITALY 0.4%
Common Stocks 0.4%
Ferrari (USD)	600	80
Total Italy (Cost $76)		80

JAPAN 4.5%
Common Stocks 4.5%
CyberAgent (2)	1,700	69

T. ROWE PRICE GLOBAL CONSUMER FUND

	Shares	$ Value
(Cost and value in $000s)
Don Quijote Holdings	3,600	238
Mercari (1)	2,300	71
Recruit Holdings	3,200	92
Seria	2,500	86
Shiseido	2,800	203
Sony	1,700	72
Total Japan (Cost $719)		831

NETHERLANDS 2.6%
Common Stocks 2.6%
GrandVision	8,100	176
Unilever, GDR	5,154	300
Total Netherlands (Cost $437)		476

PORTUGAL 0.5%
Common Stocks 0.5%
Jeronimo Martins	6,400	94
Total Portugal (Cost $93)		94

SWEDEN 1.4%
Common Stocks 1.4%
Essity, B Shares	9,106	263
Total Sweden (Cost $226)		263

SWITZERLAND 4.2%
Common Stocks 4.2%
Cie Financiere Richemont	600	44
Nestle	7,665	731
Total Switzerland (Cost $602)		775

UNITED KINGDOM 10.6%
Common Stocks 10.6%
ASOS (1)	3,537	148

T. ROWE PRICE GLOBAL CONSUMER FUND

	Shares	$ Value
(Cost and value in $000s)

British American Tobacco	11,925	497
Burberry Group	9,181	234
Diageo	9,888	405
Farfetch, Class A (USD) (1)	4,382	118
J2 Acquisition, Warrants, 10/10/20 (USD) (1)	5,200	1
Nomad Foods (USD) (1)	9,129	187
Reckitt Benckiser Group	3,233	269
Ted Baker	4,600	93
Total United Kingdom (Cost $1,814)		1,952

UNITED STATES 57.7%

Common Stocks 57.3%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $11
(1)(3)(4)	192	11
Altria Group	5,910	339
Amazon. com (1)	1,190	2,119
Booking Holdings (1)	142	248
Burlington Stores (1)	700	110
Casey's General Stores	608	78
Coca-Cola Consolidated	650	187
Conagra Brands	13,426	372
Dollar General	2,109	252
Dollar Tree (1)	1,710	180
Domino's Pizza	280	72
Eventbrite, Class A (1)	355	7
Facebook, Class A (1)	1,861	310
Fortune Brands Home & Security	1,910	91
Home Depot	667	128
Hostess Brands (1)	10,600	132
Keurig Dr Pepper	3,089	86
Kimberly-Clark	1,444	179
Kroger	9,940	244
Lowe's	2,520	276
Marriott International, Class A	2,745	343
McDonald's	3,700	703
MGM Resorts International	7,910	203

T. ROWE PRICE GLOBAL CONSUMER FUND

	Shares	$ Value
(Cost and value in $000s)

Mondelez International, Class A	5,087	254
Netflix (1)	510	182
NIKE, Class B	5,250	442
NVR (1)	100	277
Papa John's International	1,450	77
PepsiCo	4,393	538
Philip Morris International	4,663	412
Post Holdings (1)	1,300	142
RH (1)	575	59
Ross Stores	3,530	329
Royal Caribbean Cruises	750	86
Sanderson Farms	1,200	158
Tapestry	2,225	72
Toast, Acquisition Date: 9/14/18 - 11/14/18, Cost $2 (1)(3)(4)	70	2
Tyson Foods, Class A	3,008	209
Ulta Beauty (1)	270	94
VF	1,000	87
Vail Resorts	525	114
Walt Disney	1,500	166
Yum! Brands	2,100	210
		10,580
Convertible Preferred Stocks 0.4%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $3 (1)(3)(4)	62	3
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $1 (1)(3)(4)	9	1
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $6 (1)(3)(4)	103	6
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $2
(1)(3)(4)	33	2
Rent the Runway, Series F, Acquisition Date: 5/21/19, Cost $27
(1)(3)(4)	1,205	27
Toast, Series B, Acquisition Date: 9/14/18, Cost $-- (1)(3)(4)	16	—
Toast, Series D, Acquisition Date: 6/27/18, Cost $19 (1)(3)(4)	1,126	31
		70
Total United States (Cost $8,452)		10,650

T. ROWE PRICE GLOBAL CONSUMER FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 2.49% (5)(6)	363,519	364
Total Short-Term Investments (Cost $364)		364

SECURITIES LENDING COLLATERAL 0.3%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 2.60% (5)(6)	5,577	56
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		56
Total Securities Lending Collateral (Cost $56)		56

Total Investments in Securities 100.6%
(Cost $15,540)		$18,571
Other Assets Less Liabilities (0.6)%		(111)
Net Assets 100.0%		$18,460

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2019.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $83 and represents 0.4% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
GDR Global Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE GLOBAL CONSUMER FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$3
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$3+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$871		¤	¤	$364
T. Rowe Price Short-Term
Fund	85		¤	¤	56
					$420^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $420.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Consumer Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE GLOBAL CONSUMER FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE GLOBAL CONSUMER FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs

The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$12,170	$ 5,898	$ 13	$ 18,081
Convertible Preferred Stocks	—	—	70	70
Short-Term Investments	364	—	—	364
Securities Lending Collateral	56	—	—	56
Total	$12,590	$ 5,898	$ 83	$ 18,571

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $— for the period ended March 31, 2019.

($000 s)

	Beginning			Ending
	Balance	Gain (Loss)	Total	Balance
	1/1/19	During Period	Purchases	3/31/19
Investment in Securities
Common Stocks	$13	$—	$—	$13
Convertible Preferred
Stocks	43	—	27	70

Total	$56	$—	$27	$83

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ARGENTINA 1.0%
Corporate Bonds 1.0%
Codere Finance 2 Luxembourg, 6.75%, 11/1/21 (EUR)	200,000	220
Codere Finance 2 Luxembourg, 7.625%, 11/1/21 (USD) (1)	650,000	619
YPF, 8.75%, 4/4/24 (USD) (1)	385,000	388
Total Argentina (Cost $1,257)		1,227

BRAZIL 5.2%
Corporate Bonds 5.2%
Azul Investments, 5.875%, 10/26/24 (USD)	360,000	341
Banco BTG Pactual, VR, 7.75%, 2/15/29 (USD)(1)(2)	525,000	523
Banco BTG Pactual, VR, 7.75%, 2/15/29 (USD)(2)	415,000	413
Banco do Brasil, VR, 9.00% (USD)(2)(3)	1,340,000	1,420
Minerva Luxembourg, 6.50%, 9/20/26 (USD)	825,000	822
Petrobras Global Finance, 7.25%, 3/17/44 (USD)	630,000	659
Petrobras Global Finance, 7.375%, 1/17/27 (USD)	375,000	415
Petrobras Global Finance, 8.75%, 5/23/26 (USD)	1,315,000	1,558
Total Brazil (Cost $5,826)		6,151

CANADA 1.9%
Corporate Bonds 1.9%
New Gold, 6.375%, 5/15/25 (USD) (1)	550,000	437
Seven Generations Energy, 5.375%, 9/30/25 (USD) (1)	1,210,000	1,181
Telesat Canada, 8.875%, 11/15/24 (USD) (1)	535,000	580
Total Canada (Cost $2,243)		2,198

CHILE 0.7%
Corporate Bonds 0.7%
VTR Finance, 6.875%, 1/15/24 (USD) (1)	836,000	860
Total Chile (Cost $858)		860

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
CHINA 4.2%
Corporate Bonds 4.2%
CIFI Holdings Group, 6.875%, 4/23/21 (USD)	700,000	717
Country Garden Holdings, 7.125%, 4/25/22 (USD)	900,000	942
Easy Tactic, 9.125%, 7/28/22 (USD)	910,000	966
Shimao Property Holdings, 6.125%, 2/21/24 (USD)	786,000	805
Yanlord Land, 6.75%, 4/23/23 (USD)	705,000	720
Yuzhou Properties, 7.90%, 5/11/21 (USD)	835,000	864
Total China (Cost $4,838)		5,014

COLOMBIA 0.6%
Corporate Bonds 0.6%
Millicom International Cellular, 6.625%, 10/15/26 (USD) (1)	710,000	746
Total Colombia (Cost $710)		746

CONGO 0.6%
Corporate Bonds 0.6%
HTA Group, 9.125%, 3/8/22 (USD)	685,000	717
Total Congo (Cost $667)		717

COSTA RICA 0.8%
Corporate Bonds 0.8%
Banco Nacional De Costa Rica, 6.25%, 11/1/23 (USD)	425,000	429
Banco Nacional De Costa Rica, 5.875%, 4/25/21 (USD)	475,000	478
Total Costa Rica (Cost $874)		907

FRANCE 2.0%
Corporate Bonds 2.0%
Altice France, 5.875%, 2/1/27 (1)	335,000	388
Altice France, 6.25%, 5/15/24 (USD) (1)	400,000	401
Credit Agricole, VR, 6.50% (2)(3)	290,000	348
Europcar Mobility Group, 4.125%, 11/15/24 (1)	300,000	337
Europcar Mobility Group, 4.125%, 11/15/24	300,000	337

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Loxam, 6.00%, 4/15/25 (1)	200,000	236
Loxam, 6.00%, 4/15/25	250,000	294
Total France (Cost $2,331)		2,341

GERMANY 1.2%
Corporate Bonds 1.2%
Kirk Beauty One, 8.75%, 7/15/23	350,000	268
Synlab Unsecured Bondco, 8.25%, 7/1/23	350,000	416
Unitymedia, 3.75%, 1/15/27	240,000	282
Unitymedia, 6.125%, 1/15/25 (USD) (1)	400,000	414
Total Germany (Cost $1,493)		1,380

GHANA 0.7%
Corporate Bonds 0.7%
Tullow Oil, 7.00%, 3/1/25 (USD)	765,000	772
Total Ghana (Cost $753)		772

GREECE 0.6%
Corporate Bonds 0.6%
Intralot Capital Luxembourg, 5.25%, 9/15/24	700,000	454
Intralot Capital Luxembourg, 6.75%, 9/15/21	350,000	296
Total Greece (Cost $1,196)		750

INDIA 0.8%
Corporate Bonds 0.8%
ABJA Investment, 5.45%, 1/24/28 (USD)	1,050,000	994
Total India (Cost $1,013)		994

IRELAND 0.5%
Corporate Bonds 0.5%
Ardagh Packaging Finance, 4.625%, 5/15/23 (USD) (1)	250,000	252
Ardagh Packaging Finance, 7.25%, 5/15/24 (USD) (1)	350,000	368
Total Ireland (Cost $613)		620

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

ISRAEL 0.3%
Corporate Bonds 0.3%
Teva Pharmaceutical Finance Netherlands II, 4.50%, 3/1/25
(EUR)	125,000	143
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24
(USD)	200,000	200
Total Israel (Cost $355)		343

ITALY 1.1%
Corporate Bonds 1.1%
EVOCA, 7.00%, 10/15/23	425,000	503
Intesa Sanpaolo, VR, 7.00% (2)(3)	310,000	361
UniCredit, VR, 9.25% (2)(3)	310,000	384
Total Italy (Cost $1,296)		1,248

LUXEMBOURG 2.3%
Corporate Bonds 2.3%
Altice Finco, 7.625%, 2/15/25 (USD) (1)	800,000	728
Altice Luxembourg, 7.75%, 5/15/22 (USD) (1)	705,000	703
ARD Finance, 6.625%, 9/15/23 (4)	200,000	227
Intelsat Connect Finance, 9.50%, 2/15/23 (USD) (1)	455,000	403
Kleopatra Holdings 1, 9.25% (PIK), 6/30/23 (4)	120,318	67
Lincoln Financing, 3.625%, 4/1/24 (1)	485,000	549
Total Luxembourg (Cost $2,844)		2,677

MEXICO 1.5%
Corporate Bonds 1.5%
Axtel, 6.375%, 11/14/24 (USD) (1)	970,000	974
Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD)(1)	765,000	749
Total Mexico (Cost $1,740)		1,723

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
NETHERLANDS 3.2%
Corporate Bonds 3.2%
Lincoln Finance, 6.875%, 4/15/21	650,000	743
OCI, 5.00%, 4/15/23 (1)	305,000	360
OCI, 6.625%, 4/15/23 (USD) (1)	405,000	420
Promontoria Holding 264, 6.75%, 8/15/23 (1)	635,000	720
Sigma Holdco, 5.75%, 5/15/26 (1)	735,000	771
Ziggo Bond, 6.00%, 1/15/27 (USD) (1)	450,000	432
Ziggo Bond, 7.125%, 5/15/24	250,000	293
Total Netherlands (Cost $3,908)		3,739

NORWAY 0.5%
Corporate Bonds 0.5%
DNB Bank, VR, 6.50% (USD) (2)(3)	575,000	591
Total Norway (Cost $591)		591

PANAMA 1.0%
Corporate Bonds 1.0%
C&W Senior Financing, 7.50%, 10/15/26 (USD) (1)	1,120,000	1,156
Total Panama (Cost $1,091)		1,156

SOUTH AFRICA 2.9%
Corporate Bonds 2.9%
Eskom Holdings SOC, 5.75%, 1/26/21 (USD)	935,000	924
Eskom Holdings SOC, 8.45%, 8/10/28 (USD) (1)	590,000	621
FirstRand Bank, VR, 6.25%, 4/23/28 (USD) (2)	715,000	730
MTN Mauritius Investments, 6.50%, 10/13/26 (USD)	1,135,000	1,158
Total South Africa (Cost $3,381)		3,433

SPAIN 1.9%
Corporate Bonds 1.9%
Banco Santander, VR, 6.75% (2)(3)	300,000	356
Cirsa Finance International, 6.25%, 12/20/23 (1)	445,000	527

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Cirsa Finance International, 6.25%, 12/20/23	500,000	592
LHC3, 4.125%, 8/15/24 (1)(4)	235,000	266
LHC3, 4.125%, 8/15/24 (4)	400,000	453
Total Spain (Cost $2,210)		2,194

SWITZERLAND 2.3%
Corporate Bonds 2.3%
Consolidated Energy Finance, 6.50%, 5/15/26 (USD) (1)	1,195,000	1,186
Credit Suisse Group, VR, 7.50% (USD) (1)(2)(3)	500,000	528
Transocean, 9.00%, 7/15/23 (USD) (1)	475,000	506
UBS Group Funding Switzerland, VR, 7.125% (USD)(2)(3)	500,000	518
Total Switzerland (Cost $2,753)		2,738

TURKEY 2.2%
Corporate Bonds 2.2%
Turkiye Garanti Bankasi, 6.25%, 4/20/21 (USD)	800,000	781
Akbank, 5.00%, 10/24/22 (USD)	900,000	827
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD) (1)	1,060,000	1,018
Total Turkey (Cost $2,472)		2,626

UKRAINE 0.9%
Corporate Bonds 0.9%
MHP, 7.75%, 5/10/24 (USD)	1,095,000	1,108
Total Ukraine (Cost $1,031)		1,108

UNITED ARAB EMIRATES 0.9%
Corporate Bonds 0.9%
DAE Funding, 5.25%, 11/15/21 (USD) (1)	520,000	532
DAE Funding, 5.75%, 11/15/23 (USD) (1)	460,000	474
Total United Arab Emirates (Cost $980)		1,006

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
UNITED KINGDOM 4.6%

Corporate Bonds 4.6%
Arqiva Broadcast Finance, 6.75%, 9/30/23	250,000	346
Barclays, VR, 7.875% (2)(3)	430,000	584
Cabot Financial Luxembourg, 7.50%, 10/1/23	625,000	796
Iceland Bondco, 4.625%, 3/15/25	500,000	565
Merlin Entertainments, 5.75%, 6/15/26 (USD) (1)	630,000	648
Pinnacle Bidco, 6.375%, 2/15/25 (1)	285,000	381
Royal Bank of Scotland Group, VR, 8.625% (USD)(2)(3)	555,000	591
Standard Chartered, VR, 7.50% (USD)(1)(2)(3)	500,000	524
Virgin Media Finance, 6.375%, 10/15/24	750,000	1,018
Total United Kingdom (Cost $5,536)		5,453

UNITED STATES 48.2%

Bank Loans 6.6% (5)
Acrisure, FRN, 3M USD LIBOR + 4.25%, 6.879%, 11/22/23	211,775	210
Albertson's, FRN, 3M USD LIBOR + 3.00%, 5.479%, 6/22/23	221,063	219
Anastasia Parent, FRN, 3M USD LIBOR + 3.75%, 6.249%,
8/11/25	746,250	692
Asurion, FRN, 3M USD LIBOR + 3.00%, 5.499%, 11/3/23	257,476	256
Asurion, FRN, 3M USD LIBOR + 3.00%, 5.499%, 11/3/24	183,613	182
Asurion, FRN, 3M USD LIBOR + 6.50%, 8.999%, 8/4/25	1,065,000	1,078
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 6.879%, 6/24/24	522,263	489
Capital Automotive, FRN, 3M USD LIBOR + 6.00%, 8.50%,
3/24/25	472,277	471
Cologix, FRN, 3M USD LIBOR + 7.00%, 9.499%, 3/20/25	500,000	479
Encapsys, FRN, 3M USD LIBOR + 3.25%, 5.749%, 11/7/24	198,000	194
Encapsys, FRN, 3M USD LIBOR + 7.50%, 9.999%, 11/7/25 (6)	210,000	199
Felix Energy, FRN, 3M USD LIBOR + 6.50%, 9.10%, 8/9/22
Acquisition Date: 8/9/17 - 3/1/19, Cost $505 (6)(7)	511,000	506
Hyland Software, FRN, 3M USD LIBOR + 7.00%, 9.499%,
7/7/25	425,000	423
iHeartCommunications, FRN, 3M USD LIBOR + 6.75%, 8.443%,
1/30/20 (8)(9)	675,000	480
Jo-Ann Stores, FRN, 3M USD LIBOR + 5.00%, 7.761%,
10/20/23	258,499	257

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Jo-Ann Stores, FRN, 3M USD LIBOR + 9.25%, 12.011%,
5/21/24	245,000	233
Kronos, FRN, 3M USD LIBOR + 3.00%, 5.736%, 11/1/23	485,628	481
Kronos, FRN, 3M USD LIBOR + 8.25%, 10.986%, 11/1/24	475,000	481
Truck Hero, FRN, 3M USD LIBOR + 8.25%, 10.749%, 4/21/25	245,000	237
UFC Holdings, FRN, 3M USD LIBOR + 7.50%, 9.999%, 8/18/24	230,000	231
		7,798
Convertible Preferred Stocks 0.5%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17
Cost $644 (3)(7)	575	616
		616
Corporate Bonds 41.1%
Acrisure, 7.00%, 11/15/25 (1)	555,000	500
Apex Tool Group, 9.00%, 2/15/23 (1)	745,000	717
Archrock Partners, 6.875%, 4/1/27 (1)	510,000	519
Ascend Learning, 6.875%, 8/1/25 (1)	370,000	368
Avantor, 4.75%, 10/1/24 (EUR)	730,000	851
Avantor, 9.00%, 10/1/25 (1)	860,000	931
B&G Foods, 5.25%, 4/1/25	835,000	804
Bausch Health, 5.50%, 11/1/25 (1)	155,000	158
Bausch Health, 7.00%, 3/15/24 (1)	205,000	216
Bausch Health, 9.00%, 12/15/25 (1)	605,000	658
Bausch Health Americas, 8.50%, 1/31/27 (1)	525,000	557
Bausch Health Americas, 9.25%, 4/1/26 (1)	160,000	174
BWAY Holding, 4.75%, 4/15/24 (EUR) (1)	430,000	491
BWAY Holding, 4.75%, 4/15/24 (EUR)	355,000	405
BWAY Holding, 7.25%, 4/15/25 (1)	505,000	485
Carrizo Oil & Gas, 8.25%, 7/15/25	815,000	844
CCO Holdings, 5.00%, 2/1/28 (1)	670,000	660
CCO Holdings, 5.125%, 5/1/27 (1)	235,000	236
CCO Holdings, 5.75%, 2/15/26 (1)	100,000	104
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	150,000	157
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24	690,000	778
Chobani, 7.50%, 4/15/25 (1)	830,000	743
Clear Channel Worldwide Holdings, 9.25%, 2/15/24 (1)	635,000	673
Colfax, 6.00%, 2/15/24 (1)	170,000	177

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Colfax, 6.375%, 2/15/26 (1)	255,000	271
Community Health Systems, 6.25%, 3/31/23	190,000	178
Community Health Systems, 8.625%, 1/15/24 (1)	330,000	330
Constellium, 4.25%, 2/15/26 (EUR) (1)	190,000	217
Constellium, 4.25%, 2/15/26 (EUR)	150,000	171
Constellium, 6.625%, 3/1/25 (1)	420,000	428
Covey Park Energy, 7.50%, 5/15/25 (1)	625,000	580
CSC Holdings, 6.50%, 2/1/29 (1)	690,000	735
CSC Holdings, 7.50%, 4/1/28 (1)	475,000	509
CSC Holdings, 7.75%, 7/15/25 (1)	700,000	749
CVR Partners, 9.25%, 6/15/23 (1)	740,000	775
Dana Financing Luxembourg, 5.75%, 4/15/25 (1)	64,000	64
Darling Global Finance, 3.625%, 5/15/26 (EUR)(1)	300,000	348
Darling Global Finance, 3.625%, 5/15/26 (EUR)	485,000	563
DCP Midstream, Series A, VR, 7.375% (2)(3)	205,000	201
DCP Midstream Operating, 6.45%, 11/3/36 (1)	50,000	51
DCP Midstream Operating, 6.75%, 9/15/37 (1)	130,000	134
DCP Midstream Operating, 8.125%, 8/16/30	85,000	99
Eagle Holding II, 7.625%, 5/15/22 (1)(4)	125,000	126
Edison International, 2.40%, 9/15/22	470,000	436
Edison International, 2.95%, 3/15/23	295,000	276
EIG Investors, 10.875%, 2/1/24	685,000	721
Energizer Gamma Acquisition, 4.625%, 7/15/26 (EUR) (1)	430,000	495
Energizer Gamma Acquisition, 4.625%, 7/15/26 (EUR)	120,000	138
Exterran Energy Solutions, 8.125%, 5/1/25	825,000	840
FAGE International, 5.625%, 8/15/26 (1)	800,000	651
Gulfport Energy, 6.375%, 1/15/26	750,000	668
iHeartCommunications, 9.00%, 12/15/19 (8)(9)	400,000	282
iHeartCommunications, 9.00%, 9/15/22 (8)(9)	335,000	236
Intelsat Jackson Holdings, 8.50%, 10/15/24 (1)	174,000	169
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1)	800,000	923
Intelsat Jackson Holdings, 9.75%, 7/15/25 (1)	505,000	513
Iridium Communications, 10.25%, 4/15/23 (1)	1,015,000	1,116
James Hardie International Finance, 3.625%, 10/1/26 (EUR) (1)	400,000	456
James Hardie International Finance, 3.625%, 10/1/26 (EUR)	230,000	262
Kinetic Concepts, 12.50%, 11/1/21 (1)	145,000	157

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Kissner Holdings, 8.375%, 12/1/22 (1)	765,000	798
Kosmos Energy, 7.125%, 4/4/26 (1)	715,000	709
Kraton Polymers, 5.25%, 5/15/26 (EUR) (1)	450,000	511
Kraton Polymers, 5.25%, 5/15/26 (EUR)	280,000	318
Kraton Polymers, 7.00%, 4/15/25 (1)	120,000	121
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1)	530,000	535
Matador Resources, 5.875%, 9/15/26	700,000	698
MPH Acquisition Holdings, 7.125%, 6/1/24 (1)	245,000	244
Nationstar Mortgage Holdings, 8.125%, 7/15/23 (1)	255,000	263
Nationstar Mortgage Holdings, 9.125%, 7/15/26 (1)	420,000	427
Navient, 5.875%, 10/25/24	850,000	823
Navient, 7.25%, 1/25/22	25,000	27
Netflix, 4.625%, 5/15/29 (EUR) (1)	850,000	1,017
Netflix, 4.625%, 5/15/29 (EUR)	150,000	179
New Albertsons, 6.625%, 6/15/24	750,000	758
New Albertsons, 7.50%, 3/15/26 (1)	250,000	257
Noble Holding International, 7.875%, 2/1/26 (1)	465,000	434
NRG Energy, 6.625%, 1/15/27	185,000	199
NRG Energy, 7.25%, 5/15/26	540,000	594
NuStar Logistics, 5.625%, 4/28/27	680,000	678
Panther Finance, 6.25%, 5/15/26 (1)	240,000	245
Panther Finance, 8.50%, 5/15/27 (1)	300,000	301
PDC Energy, 5.75%, 5/15/26	810,000	790
PGT Escrow Issuer, 6.75%, 8/1/26 (1)	295,000	304
Post Holdings, 5.625%, 1/15/28 (1)	725,000	719
Prime Security Services Borrower, 9.25%, 5/15/23 (1)	629,000	661
Refinitiv U.S. Holdings, 6.25%, 5/15/26 (1)	110,000	112
Refinitiv U.S. Holdings, 6.875%, 11/15/26 (EUR) (1)	150,000	166
Refinitiv U.S. Holdings, 8.25%, 11/15/26 (1)	392,000	385
Solera, 10.50%, 3/1/24 (1)	697,000	755
Springleaf Finance, 6.125%, 3/15/24	410,000	418
Sprint, 7.25%, 9/15/21	165,000	173
Sprint Capital, 8.75%, 3/15/32	365,000	383
Sprint Communications, 11.50%, 11/15/21	262,000	303
StandardAero Aviation Holdings, 10.00%, 7/15/23 (1)	510,000	548
Stevens Holding, 6.125%, 10/1/26 (1)	390,000	402

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Summit Midstream Holdings, 5.75%, 4/15/25	730,000	689
Targa Resources Partners, 6.875%, 1/15/29 (1)	210,000	229
Terraform Global Operating, 6.125%, 3/1/26 (1)	740,000	722
Tesla, 5.30%, 8/15/25 (1)	840,000	727
Tesla Energy Operations, 1.625%, 11/1/19	278,000	269
Vistra Energy, 8.00%, 1/15/25 (1)	80,000	85
Vistra Energy, 8.125%, 1/30/26 (1)	345,000	376
Vistra Operations, 5.50%, 9/1/26 (1)	300,000	312
WellCare Health Plans, 5.375%, 8/15/26 (1)	315,000	329
WPX Energy, 8.25%, 8/1/23	595,000	669
Zayo Group, 6.375%, 5/15/25	800,000	804
		48,540
Total United States (Cost $57,139)		56,954

SHORT-TERM INVESTMENTS 5.2%

Money Market Funds 5.2%
T. Rowe Price Government Reserve Fund, 2.49% (10)(11)	6,174,311	6,174
Total Short-Term Investments (Cost $6,174)		6,174

Total Investments in Securities 99.8%
(Cost $118,173)		$117,840

Other Assets Less Liabilities 0.2%		184
Net Assets 100.0%		$118,024

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $53,764 and represents 45.6% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

(5)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(6)	Level 3 in fair value hierarchy.
(7)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security") .
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $1,122 and represents 1.0% of net assets.
(8)	Issuer is currently in a Chapter 11 bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(9)	Non-income producing
(10)	Seven-day yield
(11)	Affiliated Companies
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
PIK	Payment-in-kind
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

(Amounts in 000s)

SWAPS 0.0%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	Value	(Receipts)	Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Goldman Sachs, Protection Bought (Relevant
Credit: Murphy Oil, 4.00%, 6/1/22), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/23	319	$1	$14	$ (13)
Total Credit Default Swaps, Protection Bought			14	(13)

Total Bilateral Credit Default Swaps			$14	$ (13)

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

(Amounts in 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement		Receive	Deliver Gain/(Loss)
BNP Paribas	4/30/19	USD	327 EUR	286	$ 5
BNP Paribas	4/30/19	USD	2,438 GBP	1,859	13
Citibank	4/30/19	USD	1,289 GBP	985	5
Deutsche Bank	4/30/19	USD	221 EUR	196	1
Goldman Sachs	4/30/19	USD	17,292 EUR	15,153	249
RBC Dominion Securities	4/30/19	USD	260 EUR	228	3
Standard Chartered	4/30/19	USD	140 EUR	124	—
State Street	4/30/19	USD	657 EUR	582	3
State Street	4/30/19	EUR	524 USD	599	(10)
Net unrealized gain (loss) on open forward
currency exchange contracts					$269

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$26	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$628	¤	¤	$6,174	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $26 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,174.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global High Income Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Bank Loans	$—	$ 7,093	$ 705	$ 7,798
Convertible Preferred Stocks	—	616	—	616
Corporate Bonds	—	103,252	—	103,252
Short-Term Investments	6,174	—	—	6,174
Total Securities	6,174	110,961	705	117,840
Foreign Currency Exchange Contracts	—	279	—	279
Swaps	—	1	—	1
Total	$6,174	$ 111,241	$ 705	$ 118,120
Liabilities
Foreign Currency Exchange Contracts	$—	$ 10	$ —	$ 10

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $1,000 for the period ended March 31, 2019. During the period, transfers out of Level 3 were because observable market data became available for the security.

($000 s)		Gain
	Beginning	(Loss)		Transfers	Ending
	Balance	During	Total	Out of	Balance
	1/1/19	Period	Purchases	Level 3	3/31/19
Investment in Securities
Corporate
Bonds	$1,237	$1	$168	$(701)	$705

T. ROWE PRICE GLOBAL INDUSTRIALS FUND
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 97.1%
INDUSTRIALS & BUSINESS SERVICES 95.0%
Aerospace & Defense 19.8%
Aerojet Rocketdyne Holdings (1)	4,137	147
Airbus (EUR)	6,159	816
Boeing	2,967	1,132
Bombardier, Class B (CAD) (1)	64,351	124
Harris	2,330	372
L3 Technologies	600	124
Northrop Grumman	2,464	664
Textron	4,580	232
Thales (EUR)	5,657	678
		4,289
Airlines 2.5%
Alaska Air Group (2)	3,430	193
Azul, ADR (1)	11,791	344
		537
Auto Components 3.2%
Magna International	4,363	212
Stanley Electric (JPY)	14,500	391
Visteon (1)(2)	1,254	85
		688
Automobiles 1.7%
Daimler (EUR)	6,163	361
Tesla (1)(2)	14	4
		365
Building Products 0.8%
Daikin Industries (JPY)	600	70
Lennox International (2)	411	109
		179
Business Services 8.5%
Air Liquide (EUR)	1,836	233

T. ROWE PRICE GLOBAL INDUSTRIALS FUND

	Shares	$ Value
(Cost and value in $000s)

Avery Dennison	2,093	237
Recruit Holdings (JPY)	16,400	470
Rentokil Initial (GBP)	78,070	360
Stericycle (1)(2)	4,581	249
Waste Connections	3,246	288
		1,837
Construction & Farm Equipment 4.6%
Komatsu (JPY)	27,300	637
PACCAR	5,356	365
		1,002
Electrical Equipment 12.7%
Amphenol, Class A	3,934	372
Hongfa Technology (CNH)	29,786	121
Hubbell	3,747	442
Infineon Technologies (EUR)	20,220	401
Roper Technologies	2,181	746
Sensata Technologies Holding (1)(2)	8,036	362
Sensirion Holding (CHF) (1)(2)(3)	1,058	43
Shenzhen Inovance Technology, A Shares (CNH)	32,068	126
Zhuzhou CRRC Times Electric, H Shares (HKD)	21,900	130
		2,743
Household Durables 3.4%
Gree Electric Appliances of Zhuhai, A Shares (CNH)	38,808	272
Midea Group, A Shares (CNH)	49,980	362
Shimano (JPY)	700	114
		748
Industrial Conglomerates 8.8%
Fortive	6,939	582
General Electric	68,680	686
GS Acquisition Holdings (1)	3,307	35
Halma (GBP)	17,352	378
John Bean Technologies	1,369	126
Tkh Group, 1.20% (EUR)	2,285	108
		1,915

T. ROWE PRICE GLOBAL INDUSTRIALS FUND

	Shares	$ Value
(Cost and value in $000s)

Industrial Machinery 16.4%
Aida Engineering (JPY)	36,000	261
Chart Industries (1)	1,683	152
Epiroc, Class B (SEK) (1)	44,269	424
Gardner Denver Holdings (1)	6,013	167
Hoshizaki (JPY)	1,300	81
Konecranes (EUR)	6,123	218
Middleby (1)(2)	5,517	717
Miura (JPY)	20,800	481
Rotork (GBP)	59,445	219
SMC (JPY)	1,100	415
Sun Hydraulics	2,044	95
Wartsila (EUR)	20,642	334
		3,564
Information Technology 9.2%
Aspen Technology (1)	1,056	110
Entegris	6,181	220
Hexagon, B Shares (SEK)	12,855	672
Keyence (JPY)	900	563
Synopsys (1)	3,708	427
		1,992
Road & Rail 2.6%
Kansas City Southern	1,976	229
Knorr-Bremse (EUR) (1)	3,454	344
		573
Trading Companies & Distribution 0.8%
SiteOne Landscape Supply (1)(2)	2,910	166
		166
Total Industrials & Business Services		20,598
Total Miscellaneous Common Stocks (4)		450
Total Common Stocks (Cost $18,240)		21,048

T. ROWE PRICE GLOBAL INDUSTRIALS FUND

	Shares	$ Value
(Cost and value in $000s)
PREFERRED STOCKS 0.9%
INDUSTRIALS & BUSINESS SERVICES 0.9%
Aerospace & Defense 0.9%
Safran, 1.60% (EUR) (5)	1,610	199
Total Preferred Stocks (Cost $178)		199
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 2.49% (6)(7)	1,422	1
Total Short-Term Investments (Cost $1)		1
SECURITIES LENDING COLLATERAL 3.3%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 3.3%
Short-Term Funds 3.3%
T. Rowe Price Short-Term Fund, 2.60% (6)(7)	70,656	707
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		707
Total Securities Lending Collateral (Cost $707)		707

Total Investments in Securities 101.3%
(Cost $19,126)		$21,955
Other Assets Less Liabilities (1.3)%		(279)
Net Assets 100.0%		$21,676

T. ROWE PRICE GLOBAL INDUSTRIALS FUND

‡	Shares are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2019.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $43 and represents 0.2% of net assets.
(4)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(6)	Seven-day yield
(7)	Affiliated Companies
ADR	American Depositary Receipts
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore China Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona

T. ROWE PRICE GLOBAL INDUSTRIALS FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$2
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$2+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$128		¤	¤	$1
T. Rowe Price Short-Term
Fund	864		¤	¤	707
					$708^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $708.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL INDUSTRIALS FUND
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Industrials Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE GLOBAL INDUSTRIALS FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE GLOBAL INDUSTRIALS FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$10,841	$ 10,207	$ —	$ 21,048
Preferred Stocks	—	199	—	199
Short-Term Investments	1	—	—	1
Securities Lending Collateral	707	—	—	707
Total	$11,549	$ 10,406	$ —	$ 21,955

T. ROWE PRICE INTERNATIONAL BOND FUND
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ALBANIA 0.3%
Government Bonds 0.3%
Government of Albania, 3.50%, 10/9/25 (EUR) (1)	1,760,000	2,061
Government of Albania, 5.75%, 11/12/20 (EUR)	2,326,000	2,800
Total Albania (Cost $4,745)		4,861

ARGENTINA 0.6%
Corporate Bonds 0.2%
Codere Finance 2 Luxembourg, 6.75%, 11/1/21 (EUR) (1)	302,000	333
Codere Finance 2 Luxembourg, 6.75%, 11/1/21 (EUR) (2)	2,486,000	2,740
		3,073
Government Bonds 0.4%
Republic of Argentina, 3.375%, 1/15/23 (EUR)	7,353,000	6,643
		6,643
Total Argentina (Cost $11,583)		9,716

AUSTRALIA 1.1%
Government Bonds 1.1%
Commonwealth of Australia, 3.00%, 3/21/47	8,996,000	7,157
New South Wales Treasury, 4.00%, 5/20/26	12,764,400	10,278
Total Australia (Cost $16,609)		17,435

AUSTRIA 1.6%
Corporate Bonds 0.0%
UniCredit Bank Austria, 1.375%, 5/26/21	400,000	464
		464
Government Bonds 1.6%
Heta Asset Resolution, 2.375%, 12/13/22	14,800,000	17,952
Republic of Austria, 3.80%, 1/26/62 (1)	3,706,000	7,786
		25,738
Total Austria (Cost $26,384)		26,202
First Page Footer

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
BELGIUM 0.7%
Government Bonds 0.7%
Kingdom of Belgium, 4.25%, 3/28/41 (1)	3,777,377	6,771
Kingdom of Belgium, 5.00%, 3/28/35 (1)	2,770,099	5,014
Total Belgium (Cost $11,142)		11,785

BERMUDA 0.2%
Government Bonds 0.2%
Government of Bermuda, 4.75%, 2/15/29 (USD) (1)	2,375,000	2,515
Total Bermuda (Cost $2,358)		2,515

BRAZIL 2.8%
Corporate Bonds 0.5%
Banco do Brasil, VR, 9.00% (USD) (3)(4)	1,831,000	1,941
Petrobras Global Finance, 7.375%, 1/17/27 (USD)	5,000,000	5,529
		7,470
Government Bonds 2.3%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	138,550,000	36,904
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/23	3,730,000	1,006
		37,910
Total Brazil (Cost $51,610)		45,380

CANADA 2.4%
Corporate Bonds 0.4%
Transcanada Trust, Series 17-A, VR, 4.65%, 5/18/77 (4)	10,281,000	7,259
		7,259
Government Bonds 2.0%
Government of Canada, 2.00%, 9/1/23	22,960,000	17,531
Government of Canada, 3.50%, 12/1/45	11,214,000	11,190
Province of Ontario, 2.60%, 6/2/25	3,673,000	2,818

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Province of Ontario, 3.50%, 6/2/43	996,000	839
		32,378
Total Canada (Cost $40,414)		39,637

CHILE 3.2%
Corporate Bonds 0.2%
Enel Chile, 4.875%, 6/12/28 (USD)	2,425,000	2,563
		2,563
Government Bonds 3.0%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/21	21,250,000,000	31,870
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26	9,970,000,000	15,156
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1)	660,000,000	1,021
		48,047
Total Chile (Cost $54,166)		50,610

CHINA 1.1%
Corporate Bonds 0.6%
CNAC HK Finbridge, 4.625%, 3/14/23 (USD)	2,308,000	2,398
State Grid Overseas Investment 2016, 1.375%, 5/2/25 (EUR) (1)	3,500,000	4,026
Tencent Holdings, FRN, 3M USD LIBOR + 0.605%, 3.366%,
1/19/23 (USD)(1)	2,836,000	2,815
		9,239
Government Bonds 0.5%
People's Republic of China, 3.13%, 4/13/22	48,360,000	7,275
People's Republic of China, 3.77%, 3/8/25	6,000,000	925
		8,200
Total China (Cost $17,379)		17,439

CYPRUS 3.3%
Government Bonds 3.3%
Republic of Cyprus, 2.375%, 9/25/28	9,699,000	11,674
Republic of Cyprus, 2.75%, 6/27/24	852,000	1,053
Republic of Cyprus, 2.75%, 2/26/34	847,000	1,012

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Cyprus, 3.75%, 7/26/23	10,586,000	13,504
Republic of Cyprus, 3.875%, 5/6/22	12,271,000	15,312
Republic of Cyprus, 4.25%, 11/4/25	8,501,000	11,476
Total Cyprus (Cost $50,641)		54,031

CZECH REPUBLIC 1.0%
Corporate Bonds 0.3%
Residomo, 3.375%, 10/15/24 (EUR) (1)	862,000	984
UniCredit Bank Czech Republic & Slovakia, 0.625%, 4/30/20
(EUR)	3,300,000	3,724
		4,708
Government Bonds 0.7%
Czech Republic, 3.625%, 4/14/21 (EUR)	7,293,000	8,810
Czech Republic, 3.875%, 5/24/22 (EUR)	2,038,000	2,575
		11,385
Total Czech Republic (Cost $17,017)		16,093

DENMARK 0.2%
Corporate Bonds 0.2%
Danske Bank, VR, 2.75%, 5/19/26 (EUR)(4)	2,807,000	3,222
Total Denmark (Cost $3,218)		3,222

EGYPT 0.4%
Government Bonds 0.4%
Government of Egypt Treasury Bills, 17.551%, 9/3/19	12,000,000	646
Government of Egypt Treasury Bills, 18.38%, 8/13/19	99,000,000	5,423
Total Egypt (Cost $5,910)		6,069

FINLAND 0.1%
Corporate Bonds 0.1%
Citycon, 3.75%, 6/24/20	1,936,000	2,258
Total Finland (Cost $2,662)		2,258

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
FRANCE 5.5%

Corporate Bonds 1.1%
Altice France, 5.875%, 2/1/27 (1)	375,000	434
Altice France, 6.25%, 5/15/24 (USD) (1)	1,000,000	1,002
AXA, VR, 5.25%, 4/16/40 (4)	850,000	1,002
BNP Paribas, 5.75%, 1/24/22 (GBP)	174,000	250
BPCE, 1.125%, 1/18/23	1,400,000	1,599
Credit Agricole, 1.00%, 9/16/24	2,800,000	3,249
Credit Agricole, 1.875%, 12/20/26	1,100,000	1,302
Horizon Parent Holdings, 8.25%, 2/15/22 (5)	1,891,000	2,174
Loxam, 6.00%, 4/15/25	100,000	118
Loxam, 7.00%, 7/23/22 (2)	1,651,500	1,922
Societe Fonciere Lyonnaise, 2.25%, 11/16/22	1,500,000	1,782
TDF Infrastructure, 2.50%, 4/7/26	2,200,000	2,514
		17,348
Government Bonds 4.4%
Dexia Credit Local, 0.625%, 1/21/22	4,150,000	4,745
Electricite de France, 6.875%, 12/12/22 (GBP)	450,000	702
Republic of France, 1.75%, 11/25/24	8,382,992	10,462
Republic of France, 1.75%, 5/25/66 (1)	538,064	643
Republic of France, 3.25%, 5/25/45	29,816,450	49,056
Republic of France, 5.75%, 10/25/32	2,898,050	5,465
		71,073
Total France (Cost $86,070)		88,421

GERMANY 1.0%

Corporate Bonds 0.6%
E. ON, 1.625%, 5/22/29	3,000,000	3,519
Garfunkelux Holdco 3, 8.50%, 11/1/22 (GBP)	687,000	812
KME, 6.75%, 2/1/23 (1)	1,003,000	1,048
ProSiebenSat. 1 Media, 2.625%, 4/15/21 (2)	1,495,000	1,731
Unitymedia Hessen, 3.50%, 1/15/27 (1)	246,000	290
Unitymedia Hessen, 4.00%, 1/15/25	1,069,000	1,250
Vonovia Finance, 1.625%, 12/15/20	100,000	115

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
WEPA Hygieneprodukte, 3.75%, 5/15/24 (2)	904,000	1,024
		9,789
Government Bonds 0.4%
KfW, 4.70%, 6/2/37 (CAD)	1,724,000	1,646
KfW, 6.00%, 8/20/20 (AUD)	6,576,000	4,938
		6,584
Total Germany (Cost $18,767)		16,373

GHANA 0.1%
Corporate Bonds 0.1%
Tullow Oil, 7.00%, 3/1/25 (USD)	2,400,000	2,423
Total Ghana (Cost $2,390)		2,423

GREECE 0.1%
Corporate Bonds 0.1%
Intralot Capital Luxembourg, 5.25%, 9/15/24	150,000	97
Intralot Capital Luxembourg, 5.25%, 9/15/24 (1)	1,414,000	918
Total Greece (Cost $1,865)		1,015

HONG KONG 0.2%
Corporate Bonds 0.2%
Bank of East Asia, VR, 5.50% (USD) (3)(4)	3,081,000	3,079
Total Hong Kong (Cost $3,064)		3,079

ICELAND 0.9%
Government Bonds 0.9%
Islandsbanki, 1.75%, 9/7/20 (EUR)	1,107,000	1,271
Landsbankinn, 1.625%, 3/15/21 (EUR)	10,439,000	11,929
Republic of Iceland, 2.50%, 7/15/20 (EUR)	774,000	897
Total Iceland (Cost $13,420)		14,097

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
INDIA 4.0%
Corporate Bonds 0.8%
ABJA Investment, 5.45%, 1/24/28 (USD)	3,369,000	3,190
Housing Development Finance, 6.875%, 4/30/20	680,000,000	9,804
		12,994
Government Bonds 3.2%
Government of India, 7.16%, 5/20/23	925,880,000	13,490
Government of India, 7.80%, 4/11/21	165,000,000	2,439
Government of India, 8.20%, 9/24/25	1,198,000,000	18,194
Government of India, 8.40%, 7/28/24	1,170,530,000	17,933
		52,056
Total India (Cost $68,259)		65,050

INDONESIA 3.7%
Corporate Bonds 0.2%
Jasa Marga (Persero), 7.50%, 12/11/20 (1)	35,940,000,000	2,428
		2,428
Government Bonds 3.5%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)	11,342,000	14,761
Republic of Indonesia, 6.125%, 5/15/28	100,290,000,000	6,393
Republic of Indonesia, 7.00%, 5/15/27	97,710,000,000	6,622
Republic of Indonesia, 8.125%, 5/15/24	189,764,000,000	13,912
Republic of Indonesia, 8.375%, 3/15/24	143,076,000,000	10,546
Republic of Indonesia, 8.75%, 5/15/31	54,938,000,000	4,128
		56,362
Total Indonesia (Cost $59,431)		58,790

IRELAND 2.4%
Corporate Bonds 0.3%
Ardagh Packaging Finance, 6.75%, 5/15/24 (1)	282,000	335
XLIT, VR, 3.25%, 6/29/47 (4)	3,900,000	4,532
		4,867

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

Government Bonds 2.1%
Republic of Ireland, 1.00%, 5/15/26	15,428,555	18,330
Republic of Ireland, 5.40%, 3/13/25	11,122,700	16,453
		34,783
Total Ireland (Cost $38,941)		39,650

ISRAEL 3.0%
Government Bonds 3.0%
State of Israel, 1.50%, 1/18/27 (EUR)	4,894,000	5,782
State of Israel, 1.75%, 8/31/25	104,966,389	29,576
State of Israel, 4.625%, 3/18/20 (EUR)	6,451,000	7,561
State of Israel, 5.50%, 1/31/42	14,600,000	5,870
Total Israel (Cost $46,105)		48,789

ITALY 5.9%
Corporate Bonds 0.5%
Enel Finance International, 5.625%, 8/14/24 (GBP)	1,287,000	1,948
Inter Media and Communication, 4.875%, 12/31/22 (1)	502,751	571
Telecom Italia, 2.375%, 10/12/27	3,185,000	3,314
Telecom Italia, 5.875%, 5/19/23 (GBP)	700,000	973
UniCredit, 2.00%, 3/4/23	1,414,000	1,641
		8,447
Government Bonds 5.4%
Italy Buoni Poliennali del Tesoro, 2.00%, 12/1/25	12,424,000	13,941
Italy Buoni Poliennali del Tesoro, 4.50%, 3/1/24	13,083,000	16,625
Italy Buoni Poliennali del Tesoro, 4.75%, 9/1/21	13,306,000	16,339
Italy Buoni Poliennali del Tesoro, 5.00%, 3/1/22	4,223,000	5,275
Italy Buoni Poliennali del Tesoro, 5.50%, 9/1/22	27,483,000	35,275
		87,455
Total Italy (Cost $101,902)		95,902

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
JAPAN 13.6%

Corporate Bonds 0.3%
Takeda Pharmaceutical, 2.25%, 11/21/26 (EUR) (1)	3,780,000	4,569
		4,569
Government Bonds 13.3%
Government of Japan, 0.60%, 6/20/37	970,000,000	9,259
Government of Japan, 0.70%, 3/20/37	3,161,150,000	30,691
Government of Japan, 1.20%, 12/20/34	4,906,300,000	51,318
Government of Japan, 1.40%, 9/20/34	2,806,150,000	30,096
Government of Japan, 1.40%, 3/20/55	619,600,000	7,135
Government of Japan, 1.70%, 9/20/44	2,102,600,000	24,702
Government of Japan, 2.20%, 9/20/39	395,600,000	4,866
Government of Japan, 2.50%, 9/20/37	2,279,250,000	28,754
Government of Japan, Inflation Indexed, 0.10%, 3/10/24	649,478,900	6,038
Government of Japan, Inflation Indexed, 0.10%, 9/10/24	908,585,700	8,465
Government of Japan, Inflation Indexed, 0.10%, 3/10/25	1,475,738,400	13,749
		215,073
Total Japan (Cost $208,927)		219,642

LATVIA 0.4%

Government Bonds 0.4%
Republic of Latvia, 1.875%, 2/19/49	5,474,000	6,256
Total Latvia (Cost $6,110)		6,256

LUXEMBOURG 0.7%

Corporate Bonds 0.7%
Altice Financing, 5.25%, 2/15/23	1,212,000	1,395
Altice Luxembourg, 6.25%, 2/15/25	1,768,000	1,814
ARD Finance, 6.625%, 9/15/23 (5)	1,545,233	1,754
Blackstone Property Partners Europe Holdings, 2.00%, 2/15/24	2,000,000	2,290
JAB Holdings, 2.125%, 9/16/22	3,300,000	3,898
Kleopatra Holdings 1, 9.25% (PIK), 6/30/23 (5)	290,857	163
Total Luxembourg (Cost $11,864)		11,314

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
MALAYSIA 3.2%

Government Bonds 3.2%
1MDB Global Investments, 4.40%, 3/9/23 (USD)	11,900,000	11,168
Government of Malaysia, 4.392%, 4/15/26	19,175,000	4,882
Government of Malaysia, 4.736%, 3/15/46	141,735,000	35,184
Total Malaysia (Cost $51,383)		51,234

MEXICO 4.6%

Government Bonds 4.6%
Petroleos Mexicanos, 3.125%, 11/27/20 (EUR)	760,000	881
Petroleos Mexicanos, 4.875%, 2/21/28 (EUR)	7,630,000	8,724
Petroleos Mexicanos, 5.125%, 3/15/23 (EUR)	10,034,000	12,313
Petroleos Mexicanos, 8.00%, 5/3/19 (USD)	7,600,000	7,642
United Mexican States, 7.50%, 6/3/27	39,184,800	1,957
United Mexican States, 7.75%, 11/13/42	51,076,700	2,446
United Mexican States, 8.00%, 12/7/23	751,000,000	38,979
United Mexican States, 10.00%, 12/5/24	23,228,900	1,315
Total Mexico (Cost $78,319)		74,257

MOROCCO 0.3%

Government Bonds 0.3%
Kingdom of Morocco, 4.50%, 10/5/20 (EUR)	4,083,000	4,878
Total Morocco (Cost $5,004)		4,878

NETHERLANDS 0.8%

Corporate Bonds 0.8%
ABN AMRO Bank, 6.375%, 4/27/21	745,000	941
Cooperatieve Rabobank, 4.875%, 1/10/23 (GBP)	1,407,000	2,068
ING Bank, VR, 3.625%, 2/25/26 (4)	2,894,000	3,424
Lincoln Finance, 6.875%, 4/15/21 (1)	115,000	131
Lincoln Finance, 6.875%, 4/15/21	948,000	1,084
Lincoln Financing, 3.625%, 4/1/24 (1)	650,000	735
Maxeda DIY Holding, 6.125%, 7/15/22 (1)(2)	596,000	653

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Maxeda DIY Holding, 6.125%, 7/15/22	420,000	460
Promontoria Holding 264, 6.75%, 8/15/23 (1)	1,000,000	1,134
Sigma Holdco, 5.75%, 5/15/26 (1)	2,095,000	2,199
Ziggo, 3.75%, 1/15/25 (1)	762,000	874
Total Netherlands (Cost $13,741)		13,703

NORWAY 0.2%
Corporate Bonds 0.2%
DNB Boligkreditt, 1.875%, 11/21/22 (EUR)	3,245,000	3,897
Total Norway (Cost $3,666)		3,897

PANAMA 0.1%
Corporate Bonds 0.1%
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1)	1,450,000	1,461
C&W Senior Financing, 7.50%, 10/15/26 (USD) (1)	600,000	619
Total Panama (Cost $2,045)		2,080

PHILIPPINES 0.2%
Corporate Bonds 0.2%
ICTSI Treasury, 5.875%, 9/17/25 (USD)	2,556,000	2,682
Total Philippines (Cost $2,729)		2,682

PORTUGAL 0.1%
Corporate Bonds 0.1%
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (2)(4)	1,600,000	1,722
Total Portugal (Cost $1,780)		1,722

ROMANIA 3.1%
Government Bonds 3.1%
Republic of Romania, 5.85%, 4/26/23	39,650,000	9,926
Republic of Romania, 4.25%, 6/28/23	37,060,000	8,753
Republic of Romania, 4.625%, 9/18/20 (EUR)	4,850,000	5,813
Republic of Romania, 4.75%, 2/24/25	29,950,000	7,177

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Romania, 4.875%, 11/7/19 (EUR)	4,273,000	4,939
Republic of Romania, 5.00%, 2/12/29	12,720,000	3,019
Republic of Romania, 5.80%, 7/26/27	39,530,000	10,081
Total Romania (Cost $52,352)		49,708

RUSSIA 0.2%
Government Bonds 0.2%
Russian Federation, 8.15%, 2/3/27	230,707,000	3,537
Total Russia (Cost $4,108)		3,537

SERBIA 0.5%
Government Bonds 0.5%
Republic of Serbia, 5.75%, 7/21/23	770,000,000	7,890
Total Serbia (Cost $7,683)		7,890

SINGAPORE 0.6%
Government Bonds 0.6%
Government of Singapore, 2.25%, 6/1/21	186,000	138
Government of Singapore, 3.125%, 9/1/22	12,416,000	9,524
Total Singapore (Cost $9,626)		9,662

SLOVENIA 2.4%
Government Bonds 2.4%
Republic of Slovenia, 1.25%, 3/22/27	9,803,000	11,783
Republic of Slovenia, 1.50%, 3/25/35	3,212,000	3,747
Republic of Slovenia, 2.125%, 7/28/25	6,995,000	8,814
Republic of Slovenia, 4.625%, 9/9/24	2,876,000	4,038
Republic of Slovenia, 5.125%, 3/30/26	2,688,000	4,044
Republic of Slovenia, 5.25%, 2/18/24 (USD)	5,338,000	5,937
Total Slovenia (Cost $37,099)		38,363

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
SOUTH AFRICA 2.1%
Corporate Bonds 0.6%
Eskom Holdings, 7.125%, 2/11/25 (USD)	7,226,000	7,163
MTN Mauritius Investments, 6.50%, 10/13/26 (USD) (2)	2,700,000	2,753
		9,916
Government Bonds 1.5%
Republic of South Africa, 10.50%, 12/21/26	327,755,014	25,076
		25,076
Total South Africa (Cost $36,796)		34,992

SOUTH KOREA 2.4%
Government Bonds 2.4%
Government of South Korea, 3.00%, 9/10/24	41,623,660,000	38,973
Total South Korea (Cost $38,898)		38,973

SPAIN 2.2%
Corporate Bonds 1.9%
Banco Bilbao Vizcaya Argentaria, VR, 3.50%, 4/11/24 (4)	2,900,000	3,256
Banco Santander, 1.375%, 2/9/22	1,500,000	1,733
Banco Santander, 3.125%, 1/19/27	3,000,000	3,594
CaixaBank, VR, 2.75%, 7/14/28 (4)	12,600,000	14,301
Cirsa Finance International, 6.25%, 12/20/23 (1)(2)	1,180,000	1,397
Inmobiliaria Colonial Socimi, 2.728%, 6/5/23	3,200,000	3,868
Telefonica Emisiones, 2.242%, 5/27/22	1,100,000	1,311
Telefonica Emisiones, 5.597%, 3/12/20 (GBP)	700,000	947
		30,407
Government Bonds 0.3%
Kingdom of Spain, 1.40%, 7/30/28 (1)	4,800,000	5,576
		5,576
Total Spain (Cost $38,427)		35,983

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
SRI LANKA 0.5%
Government Bonds 0.5%
Republic of Sri Lanka Treasury Bills, 10.429%, 10/25/19	800,000,000	4,319
Republic of Sri Lanka Treasury Bills, 10.528%, 1/24/20	334,000,000	1,757
Republic of Sri Lanka Treasury Bills, 10.529%, 11/29/19	205,000,000	1,095
Republic of Sri Lanka Treasury Bills, 10.529%, 12/6/19	102,000,000	544
Republic of Sri Lanka Treasury Bills, 10.551%, 2/28/20	149,000,000	778
Total Sri Lanka (Cost $8,222)		8,493

SUPRANATIONAL 1.1%
Government Bonds 1.1%
European Investment Bank, 1.25%, 5/12/25 (SEK)	135,550,000	15,236
Inter-American Development Bank, 4.40%, 1/26/26 (CAD)	3,760,000	3,227
Total Supranational (Cost $18,884)		18,463

SWEDEN 0.6%
Corporate Bonds 0.6%
Akelius Residential Property, 1.75%, 2/7/25 (EUR)	2,210,000	2,507
Nordea Hypotek, 1.00%, 4/8/22	60,100,000	6,614
Total Sweden (Cost $9,825)		9,121

SWITZERLAND 0.7%
Corporate Bonds 0.7%
Adecco International Financial Services, 2.75%, 11/15/19 (EUR)	584,000	662
Aquarius & Investments for Zurich Insurance, VR, 4.25%,
10/2/43 (EUR) (4)	1,069,000	1,350
Cloverie for Zurich Insurance, VR, 7.50%, 7/24/39 (EUR) (4)	1,150,000	1,319
Credit Suisse Group Finance, 7.00%, 10/5/20 (GBP)	115,000	162
Credit Suisse Group Funding, 1.25%, 4/14/22 (EUR)	3,005,000	3,457
UBS AG London, 1.375%, 4/16/21 (EUR)	4,065,000	4,707
Total Switzerland (Cost $11,987)		11,657

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
THAILAND 1.0%
Government Bonds 1.0%
Kingdom of Thailand, 3.65%, 6/20/31	301,000,000	10,500
Kingdom of Thailand, 4.875%, 6/22/29	155,763,000	5,923
Total Thailand (Cost $15,926)		16,423

TURKEY 0.1%
Corporate Bonds 0.1%
Turkiye Garanti Bankasi, 6.25%, 4/20/21 (USD)	1,890,000	1,846
Total Turkey (Cost $1,846)		1,846

UNITED ARAB EMIRATES 0.2%
Corporate Bonds 0.2%
First Abu Dhabi Bank, VR, 5.25% (USD) (3)(4)	2,831,000	2,850
		2,850
Government Bonds 0.0%
Emirates NBD Tier 1, VR, 5.75% (USD) (3)(4)	200,000	200
		200
Total United Arab Emirates (Cost $3,069)		3,050

UNITED KINGDOM 5.6%
Corporate Bonds 2.9%
AA Bond, 5.50%, 7/31/22	1,354,000	1,557
B. A. T. International Finance, 4.00%, 9/4/26	2,914,000	4,070
Barclays, 1.875%, 12/8/23 (EUR)	2,814,000	3,238
BP Capital Markets, 1.573%, 2/16/27 (EUR)	4,000,000	4,753
Cabot Financial Luxembourg, 7.50%, 10/1/23	1,605,000	2,045
Eastern Power Networks, 4.75%, 9/30/21	516,000	727
Eastern Power Networks, 5.75%, 3/8/24	38,000	58
FCE Bank, 0.869%, 9/13/21 (EUR)	850,000	938
FCE Bank, 1.66%, 2/11/21 (EUR)	886,000	999
FCE Bank, 3.25%, 11/19/20	2,613,000	3,427
GKN Holdings, 6.75%, 10/28/19	12,000	16

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

HBOS, 5.374%, 6/30/21 (EUR)	600,000	742
HSBC Bank, 4.75%, 3/24/46	1,152,000	1,813
HSBC Bank, 6.50%, 7/7/23	12,000	18
Imperial Brands Finance, 7.75%, 6/24/19	388,000	513
InterContinental Hotels Group, 3.875%, 11/28/22	1,729,000	2,410
Leeds Building Society, 2.625%, 4/1/21 (EUR)	1,375,000	1,603
Marks & Spencer, 4.75%, 6/12/25	2,051,000	2,883
Marks & Spencer, 6.125%, 12/2/19	50,000	67
Next Group, 3.625%, 5/18/28	452,000	601
Pinewood Finco, 3.75%, 12/1/23 (1)	248,000	323
Pinnacle Bidco, 6.375%, 2/15/25 (1)	561,000	750
RSA Insurance Group, VR, 5.125%, 10/10/45 (4)	2,190,000	3,090
Severn Trent Water Utilities Finance, 6.125%, 2/26/24	104,000	162
Sky, 1.875%, 11/24/23 (EUR)	2,891,000	3,475
Standard Chartered, VR, 4.00%, 10/21/25 (EUR) (4)	2,090,000	2,457
Tesco, 6.125%, 2/24/22	780,000	1,127
Virgin Media Finance, 6.375%, 10/15/24	645,000	875
WM Morrison Supermarkets, 2.25%, 6/19/20 (EUR)	2,575,000	2,961
		47,698
Government Bonds 2.7%
Government of the United Kingdom, 1.625%, 10/22/71	3,971,000	5,556
Government of the United Kingdom, 4.25%, 12/7/46	18,555,792	38,749
		44,305
Total United Kingdom (Cost $95,377)		92,003

UNITED STATES 3.4%

Corporate Bonds 3.4%
Alliance Data Systems, 5.25%, 11/15/23 (EUR) (1)	115,000	134
Alliance Data Systems, 5.25%, 11/15/23 (EUR)	1,614,000	1,882
Altria Group, 2.20%, 6/15/27 (EUR)	3,600,000	4,092
American International Group, 5.00%, 4/26/23 (GBP)	250,000	363
Bank of America, VR, 1.379%, 2/7/25 (EUR)(4)	2,914,000	3,382
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)	2,518,000	3,365
Booking Holdings, 2.15%, 11/25/22 (EUR)	1,220,000	1,462
Booking Holdings, 2.375%, 9/23/24 (EUR)	4,139,000	5,091

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

Bunge Finance Europe, 1.85%, 6/16/23 (EUR)	2,870,000	3,273
Carnival, 1.125%, 11/6/19 (EUR)	142,000	161
Citigroup, 6.25%, 9/2/19 (GBP)	622,000	827
Constellium, 4.25%, 2/15/26 (EUR) (1)	545,000	621
Constellium, 4.25%, 2/15/26 (EUR)	840,000	958
Expedia Group, 2.50%, 6/3/22 (EUR)	2,329,000	2,734
GE Capital European Funding Unlimited, 4.625%, 2/22/27
(EUR)	1,600,000	2,174
General Electric, 0.875%, 5/17/25 (EUR)	1,800,000	1,959
General Electric, 1.875%, 5/28/27 (EUR)	2,975,000	3,369
General Electric, 2.125%, 5/17/37 (EUR)	1,950,000	1,978
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)	2,514,000	2,894
Goldman Sachs Group, 5.50%, 10/12/21 (GBP)	234,000	332
Kraton Polymers, 5.25%, 5/15/26 (EUR) (1)	685,000	778
MetLife, 5.25%, 6/29/20 (GBP)	448,000	611
Morgan Stanley, 1.375%, 10/27/26 (EUR)	2,814,000	3,221
Nasdaq, 1.75%, 3/28/29 (EUR)	1,051,000	1,181
Netflix, 4.625%, 5/15/29 (EUR)(1)	2,455,000	2,936
PerkinElmer, 1.875%, 7/19/26 (EUR)	198,000	226
Prologis, 2.25%, 6/30/29 (GBP)	2,452,000	3,164
Refinitiv US Holdings, 4.50%, 5/15/26 (EUR) (1)	1,470,000	1,663
Total United States (Cost $53,723)		54,831

VIETNAM 0.5%

Government Bonds 0.5%
Socialist Republic of Vietnam, 6.75%, 1/29/20 (USD)	7,126,000	7,335
Total Vietnam (Cost $7,318)		7,335

SHORT-TERM INVESTMENTS 1.4%

Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 2.49% (6)(7)	10,647,394	10,647
		10,647

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

U. S. Treasury Obligations 0.8%
U. S. Treasury Bills, 2.413%, 5/23/19 (8)	12,843,000	12,800
		12,800
Total Short-Term Investments (Cost $23,446)		23,447
SECURITIES LENDING COLLATERAL 0.4%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.4%
Short-Term Funds 0.4%
T. Rowe Price Short-Term Fund, 2.60% (6)(7)	699,396	6,994
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		6,994
Total Securities Lending Collateral (Cost $6,994)		6,994

Total Investments in Securities 99.0%
(Cost $1,623,226)		$1,605,278
Other Assets Less Liabilities 1.0%		15,874
Net Assets 100.0%		$1,621,152

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers – total value of such securities at period-end amounts to $67,548 and represents 4.2% of net assets.
(2)	All or a portion of this security is on loan at March 31, 2019.
(3)	Perpetual security with no stated maturity date.
(4)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(5)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6)	Seven-day yield
(7)	Affiliated Companies
(8)	At March 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M CZK PRIBOR	Six month CZK PRIBOR (Prague interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
AUD	Australian Dollar
BRL	Brazilian Real

T. ROWE PRICE INTERNATIONAL BOND FUND

CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore China Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-in-kind
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts in 000s, except market price)
SWAPS 0.1%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	Value	(Receipts)	Gain/(Loss)
BILATERAL SWAPS (0.0)%

Credit Default Swaps, Protection Sold (0.0)%
Greece (0.0)%
Barclays Bank, Protection Sold (Relevant Credit:
Greece, 3.00%, 2/24/24, 104.82EUR*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/20 (USD)	2,160	$(34)	$(71)	$37
Barclays Bank, Protection Sold (Relevant Credit:
Greece, 3.00%, 2/24/24, 104.82EUR*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/21 (USD)	2,160	(86)	(136)	50
Total Greece			(207)	87

Total Bilateral Credit Default Swaps, Protection Sold			(207)	87

Total Bilateral Swaps			$(207)	$87

T. ROWE PRICE INTERNATIONAL BOND FUND

	Notional			Unrealized
Description	Amount	Value	Initial Value Gain/(Loss)

CENTRALLY CLEARED SWAPS 0.1%

Credit Default Swaps, Protection Sold 0.2%

Foreign/Europe 0.2%

Protection Sold (Relevant Credit: Markit iTraxx
Crossover, CDSI S30-V2, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/23	29,994	$3,340	$2,159	$1,181

Total Foreign/Europe				1,181

Total Centrally Cleared Credit Default Swaps, Protection Sold				1,181

Interest Rate Swaps (0.1)%

Czech Republic (0.0)%

5 Year Interest Rate Swap, Pay Fixed 1.78%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	10,256	1	1	—

5 Year Interest Rate Swap, Pay Fixed 1.79%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	10,256	1	1	—

5 Year Interest Rate Swap, Pay Fixed 1.80%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	10,256	—	—	—

5 Year Interest Rate Swap, Pay Fixed 1.82%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 4/2/24	21,879	—	—	—

5 Year Interest Rate Swap, Pay Fixed 1.83%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	10,256	(1)	—	(1)

5 Year Interest Rate Swap, Pay Fixed 1.833%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	10,256	(1)	—	(1)

5 Year Interest Rate Swap, Pay Fixed 1.857%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 3/29/24	205,119	(19)	—	(19)

T. ROWE PRICE INTERNATIONAL BOND FUND

	Notional			Unrealized
Description	Amount	Value	Initial Value Gain/(Loss)

5 Year Interest Rate Swap, Pay Fixed 1.87%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 3/27/24	17,930	(2)	1	(3)

5 Year Interest Rate Swap, Pay Fixed 1.87%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 3/28/24	53,791	(7)	—	(7)

Total Czech Republic				(31)

Poland (0.1)%

10 Year Interest Rate Swap, Pay Fixed 2.85%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 4/10/28	4,000	(75)	1	(76)

10 Year Interest Rate Swap, Pay Fixed 2.92%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 5/7/28	1,700	(34)	1	(35)

10 Year Interest Rate Swap, Pay Fixed 3.149%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 2/13/28	13,024	(269)	—	(269)

10 Year Interest Rate Swap, Pay Fixed 3.158%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 2/14/28	14,789	(308)	—	(308)

5 Year Interest Rate Swap, Pay Fixed 2.36%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 4/10/23	8,000	(69)	1	(70)

5 Year Interest Rate Swap, Pay Fixed 2.427%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 10/19/22	135,000	(806)	—	(806)

5 Year Interest Rate Swap, Pay Fixed 2.43%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 5/7/23	13,000	(123)	—	(123)

T. ROWE PRICE INTERNATIONAL BOND FUND

	Notional			Unrealized
Description	Amount	Value	Initial Value	Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed 2.58%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 11/6/22	5,650	(42)	—	(42)
Total Poland				(1,729)

Total Centrally Cleared Interest Rate Swaps				(1,760)

Total Centrally Cleared Swaps				(579)
Net payments (receipts) of variation margin to date				797

Variation margin receivable (payable) on centrally
cleared swaps				$218

*Market Price at March 31, 2019

T. ROWE PRICE INTERNATIONAL BOND FUND

FORWARD CURRENCY EXCHANGE CONTRACTS

(Amounts in 000s)

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Bank of America N. A.	4/5/19	KRW	88,653USD	79	$(1)
Bank of America N. A.	4/5/19	THB	12,198USD	385	(1)
Bank of America N. A.	4/5/19	USD	78KRW	88,653	—
Bank of America N. A.	4/5/19	USD	233THB	7,378	—
Bank of America N. A.	4/12/19	CZK	28,488USD	1,278	(39)
Bank of America N. A.	4/12/19	USD	524DKK	3,408	12
Bank of America N. A.	4/12/19	USD	426HUF	118,575	12
Bank of America N. A.	4/18/19	CZK	614,961USD	27,249	(510)
Bank of America N. A.	4/18/19	USD	963CZK	21,609	24
Bank of America N. A.	4/18/19	USD	6,054RON	24,768	239
Bank of America N. A.	4/26/19	USD	4,442CAD	5,863	51
Bank of America N. A.	4/26/19	USD	25,471JPY	2,770,235	415
Bank of America N. A.	5/17/19	SEK	74,602USD	8,113	(59)
Bank of America N. A.	5/24/19	CHF	5,791USD	5,810	37
Bank of America N. A.	5/24/19	USD	5,609MXN	110,444	(30)
Bank of America N. A.	6/14/19	THB	7,378USD	233	—
Bank of America N. A.	7/12/19	KRW	88,653USD	78	—
Bank of America N. A.	7/23/19	USD	526TRY	3,037	30
Barclays Bank	4/5/19	CLP	923,776USD	1,360	(3)
Barclays Bank	4/5/19	INR	129,512USD	1,805	62
Barclays Bank	4/5/19	THB	8,128USD	257	(1)
Barclays Bank	4/5/19	USD	863IDR	12,265,224	2
Barclays Bank	4/5/19	USD	2,792ZAR	37,896	168
Barclays Bank	4/10/19	TWD	818USD	27	—
Barclays Bank	4/12/19	HUF	790,825USD	2,820	(55)
Barclays Bank	4/18/19	USD	4,912RON	19,971	223
Barclays Bank	5/10/19	USD	13,271CLP	8,879,688	221
Barclays Bank	5/24/19	AUD	21,505USD	15,391	(105)
Barclays Bank	6/7/19	USD	1,360CLP	923,776	2
Barclays Bank	7/23/19	USD	7,777TRY	47,773	(16)
BNP Paribas	4/5/19	CLP	923,776USD	1,352	6
BNP Paribas	4/5/19	CLP	711,527USD	1,067	(21)
BNP Paribas	4/5/19	USD	1,734CLP	1,196,327	(24)
BNP Paribas	4/5/19	USD	2,794ZAR	37,896	170
BNP Paribas	4/5/19	USD	1,060ZAR	15,390	(5)
BNP Paribas	4/10/19	TWD	1,636USD	53	—
BNP Paribas	4/12/19	MYR	3,279USD	797	7
BNP Paribas	4/12/19	USD	584CZK	13,178	11
BNP Paribas	4/18/19	USD	4,912RON	19,971	223
BNP Paribas	4/26/19	CAD	7,862USD	5,983	(96)
BNP Paribas	4/26/19	USD	1,520CAD	2,022	6
BNP Paribas	4/26/19	USD	10,154JPY	1,128,053	(49)
BNP Paribas	5/10/19	CLP	6,345,210USD	9,339	(14)
BNP Paribas	5/10/19	USD	26,609CLP	17,759,375	510
BNP Paribas	5/17/19	USD	930SEK	8,529	9

T. ROWE PRICE INTERNATIONAL BOND FUND

FORWARD CURRENCY EXCHANGE CONTRACTS

(Amounts in 000s)

					Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
BNP Paribas	5/24/19	USD	1,207	AUD	1,700	(2)
BNP Paribas	5/24/19	USD	493	CHF	490	(1)
BNP Paribas	5/24/19	USD	3,293	GBP	2,474	62
BNP Paribas	5/24/19	USD	660	MXN	12,687	13
BNP Paribas	5/24/19	USD	5,617	MXN	110,443	(22)
BNP Paribas	6/7/19	USD	1,352	CLP	923,776	(6)
BNP Paribas	6/28/19	USD	655	EUR	578	2
Citibank	4/5/19	IDR	213,842,215	USD	15,103	(104)
Citibank	4/5/19	THB	12,198	USD	385	—
Citibank	4/5/19	ZAR	67,271	USD	4,590	68
Citibank	4/12/19	CZK	12,609	USD	548	—
Citibank	4/12/19	DKK	48,703	USD	7,517	(191)
Citibank	4/18/19	RON	3,843	USD	925	(23)
Citibank	4/26/19	JPY	268,142	USD	2,417	8
Citibank	4/26/19	JPY	33,908,944	USD	312,515	(5,811)
Citibank	4/26/19	USD	1,018	CAD	1,360	—
Citibank	4/26/19	USD	998	JPY	109,583	7
Citibank	4/26/19	USD	18,740	JPY	2,078,088	(56)
Citibank	5/17/19	PLN	16,034	USD	4,207	(25)
Citibank	5/17/19	SEK	4,317	USD	467	(1)
Citibank	5/24/19	GBP	12,544	USD	16,712	(327)
Citibank	5/24/19	USD	1,027	GBP	769	23
Citibank	5/24/19	USD	2,492	GBP	1,909	(1)
Citibank	6/12/19	USD	12,490	ILS	44,835	84
Citibank	6/14/19	USD	4,551	ZAR	67,271	(69)
Citibank	6/28/19	NOK	26,233	USD	3,088	(36)
Citibank	7/12/19	USD	9,246	IDR	133,483,294	20
Citibank	7/12/19	USD	1,253	KRW	1,395,720	22
Citibank	7/23/19	TRY	50,810	USD	8,719	(430)
Credit Suisse	4/5/19	INR	3,349,093	USD	48,460	(185)
Credit Suisse	7/12/19	USD	47,834	INR	3,349,093	228
Credit Suisse	7/12/19	USD	8,790	TWD	269,590	16
Deutsche Bank	4/5/19	USD	33,261	INR	2,382,885	(1,087)
Goldman Sachs	4/5/19	USD	4,232	IDR	60,484,993	(10)
Goldman Sachs	4/5/19	USD	1,328	INR	91,956	2
Goldman Sachs	4/5/19	USD	3,660	SGD	4,941	13
Goldman Sachs	4/10/19	USD	53	TWD	1,636	—
Goldman Sachs	5/10/19	USD	6,594	CLP	4,439,844	69
Goldman Sachs	6/6/19	USD	8,156	CNH	55,000	(24)
Goldman Sachs	7/12/19	KRW	528,253	USD	468	(2)
Goldman Sachs	7/12/19	TWD	1,636	USD	53	—
Goldman Sachs	7/12/19	TWD	19,337	USD	632	(2)
Goldman Sachs	7/12/19	USD	464	KRW	523,224	3
HSBC Bank	4/2/19	BRL	45,839	USD	11,763	(59)
HSBC Bank	4/2/19	USD	11,786	BRL	45,838	81

T. ROWE PRICE INTERNATIONAL BOND FUND

FORWARD CURRENCY EXCHANGE CONTRACTS

(Amounts in 000s)

					Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
HSBC Bank	4/5/19	USD	1,706	IDR	24,301,684	1
HSBC Bank	4/5/19	USD	4,254	IDR	60,678,250	(2)
HSBC Bank	4/5/19	USD	443	THB	14,075	(1)
HSBC Bank	5/24/19	CHF	5,791	USD	5,806	41
HSBC Bank	7/12/19	USD	626	KRW	697,859	11
JPMorgan Chase	4/5/19	CLP	923,776	USD	1,362	(4)
JPMorgan Chase	4/5/19	USD	5,189	CLP	3,588,981	(85)
JPMorgan Chase	4/5/19	USD	1,438	THB	45,485	4
JPMorgan Chase	4/5/19	USD	116	THB	3,688	—
JPMorgan Chase	4/5/19	USD	1,416	ZAR	18,950	104
JPMorgan Chase	4/5/19	ZAR	13,485	USD	931	3
JPMorgan Chase	4/12/19	RUB	32,322	USD	481	11
JPMorgan Chase	4/18/19	USD	846	RON	3,564	9
JPMorgan Chase	4/26/19	CAD	1,087	USD	816	(2)
JPMorgan Chase	4/26/19	JPY	189,495	USD	1,704	10
JPMorgan Chase	4/26/19	USD	71	CAD	94	1
JPMorgan Chase	5/24/19	AUD	3,153	USD	2,239	2
JPMorgan Chase	5/24/19	MXN	40,996	USD	2,136	(43)
JPMorgan Chase	6/7/19	USD	1,361	CLP	923,776	4
JPMorgan Chase	6/12/19	ILS	3,581	USD	997	(6)
JPMorgan Chase	6/14/19	THB	3,688	USD	116	1
JPMorgan Chase	6/14/19	THB	27,848	USD	882	(3)
JPMorgan Chase	6/28/19	NZD	5,140	USD	3,555	(49)
Morgan Stanley	4/2/19	BRL	45,839	USD	11,764	(59)
Morgan Stanley	4/2/19	USD	11,793	BRL	45,839	89
Morgan Stanley	4/5/19	CLP	923,776	USD	1,358	(1)
Morgan Stanley	4/5/19	USD	2,794	ZAR	37,896	169
Morgan Stanley	5/24/19	CHF	5,791	USD	5,805	42
Morgan Stanley	5/24/19	GBP	33,674	USD	43,673	309
Morgan Stanley	5/24/19	USD	612	GBP	465	5
Morgan Stanley	6/7/19	USD	1,358	CLP	923,776	—
RBC Dominion Securities	4/5/19	INR	674,415	USD	9,810	(88)
RBC Dominion Securities	4/5/19	USD	2,144	IDR	30,432,720	9
RBC Dominion Securities	4/5/19	USD	1,794	IDR	25,679,343	(7)
RBC Dominion Securities	4/26/19	JPY	1,033,086	USD	9,288	56
Standard Chartered	4/2/19	BRL	91,678	USD	23,677	(268)
Standard Chartered	4/2/19	USD	23,527	BRL	91,677	118
Standard Chartered	4/5/19	THB	41,791	USD	1,340	(23)
Standard Chartered	4/5/19	USD	22,161	INR	1,588,588	(738)
Standard Chartered	4/12/19	USD	15,565	MYR	65,054	(373)
Standard Chartered	4/26/19	USD	1,368	JPY	147,846	30
Standard Chartered	5/3/19	USD	15,701	BRL	59,648	501
Standard Chartered	5/17/19	PLN	16,035	USD	4,202	(19)
Standard Chartered	5/24/19	USD	5,629	MXN	110,444	(9)
Standard Chartered	6/4/19	USD	23,575	BRL	91,677	274

T. ROWE PRICE INTERNATIONAL BOND FUND

FORWARD CURRENCY EXCHANGE CONTRACTS

(Amounts in 000s)

					Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
State Street	4/10/19	USD	27 TWD	818	—
State Street	4/26/19	CAD	637USD	483	(6)
State Street	4/26/19	JPY	1,462,724USD	13,420	(190)
State Street	5/24/19	GBP	1,342USD	1,787	(34)
State Street	6/12/19	USD	8,329ILS	29,890	58
State Street	6/28/19	EUR	12,202USD	13,902	(110)
State Street	7/12/19	TWD	818USD	27	—
UBS Investment Bank	4/5/19	CLP	2,771,328USD	4,155	(82)
UBS Investment Bank	4/5/19	USD	3,440CLP	2,392,651	(76)
UBS Investment Bank	4/5/19	USD	1,250INR	89,591	(42)
UBS Investment Bank	4/5/19	USD	117THB	3,689	1
UBS Investment Bank	4/5/19	ZAR	67,271USD	4,590	69
UBS Investment Bank	4/18/19	USD	4,914RON	19,971	225
UBS Investment Bank	4/26/19	CAD	66,603USD	50,361	(487)
UBS Investment Bank	4/26/19	JPY	134,076USD	1,234	(22)
UBS Investment Bank	4/26/19	USD	8,502JPY	940,351	(4)
UBS Investment Bank	5/10/19	USD	1,938CLP	1,263,787	81
UBS Investment Bank	5/24/19	USD	11,314MXN	220,888	37
UBS Investment Bank	6/7/19	USD	4,154CLP	2,771,328	81
UBS Investment Bank	6/12/19	USD	12,509ILS	44,835	103
UBS Investment Bank	6/14/19	THB	3,689USD	117	—
UBS Investment Bank	6/14/19	USD	4,551ZAR	67,271	(68)
UBS Investment Bank	6/28/19	EUR	717USD	811	—
UBS Investment Bank	6/28/19	USD	735EUR	650	1
Net unrealized gain (loss) on open forward
currency exchange contracts					$(6,783)

T. ROWE PRICE INTERNATIONAL BOND FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 551 Euro BOBL contracts	6/19	(82,292)	$(693)
Long, 30 Euro BUND contracts	6/19	5,598	115
Short, 9 Euro BUXL thirty year bond contracts	6/19	(1,935)	(83)
Long, 107 Euro OAT contracts	6/19	19,525	551
Short, 358 Euro SCHATZ contracts	6/19	(44,968)	(82)
Long, 318 Government of Australia ten year bond
contracts	6/19	31,285	587
Long, 367 Government of South Korea three year
bond contracts	6/19	35,465	119
Short, 172 Long Gilt contracts	6/19	(28,982)	(586)
Net payments (receipts) of variation margin to date			(52)

Variation margin receivable (payable) on open futures
contracts			$(124)

T. ROWE PRICE INTERNATIONAL BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$75
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$75+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$18,580		¤	¤	$10,647
T. Rowe Price Short-Term
Fund	25,803		¤	¤	6,994
					$17,641^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $75 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,641.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INTERNATIONAL BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in
Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values

T. ROWE PRICE INTERNATIONAL BOND FUND

on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	1,574,837$	— $	1,574,837
Short-Term Investments		10,647	12,800	—	23,447
Securities Lending Collateral		6,994	—	—	6,994
Total Securities		17,641	1,587,637	—	1,605,278
Forward Currency Exchange Contracts		—	5,621	—	5,621
Swaps		—	218	—	218
Total		$17,641$	1,593,476$	— $	1,611,117
Liabilities
Forward Currency Exchange Contracts	$	— $	12,404$	— $	12,404
Futures Contracts		124	—	—	124
Swaps		—	120	—	120
Total		$124$	12,524$	— $	12,648

[1] Includes Corporate Bonds, Government Bonds.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ALBANIA 0.2%
Government Bonds 0.2%
Government of Albania, 3.50%, 10/9/25 (EUR) (1)	5,310,000	6,218
Government of Albania, 5.75%, 11/12/20 (EUR)	5,509,000	6,631
Total Albania (Cost $13,318)		12,849

ARGENTINA 0.5%
Corporate Bonds 0.1%
Codere Finance 2 Luxembourg, 6.75%, 11/1/21 (EUR) (1)	223,000	246
Codere Finance 2 Luxembourg, 6.75%, 11/1/21 (EUR) (2)	5,214,000	5,747
		5,993
Government Bonds 0.4%
Republic of Argentina, 3.375%, 1/15/23 (EUR)	22,482,000	20,311
		20,311
Total Argentina (Cost $33,013)		26,304

AUSTRALIA 1.3%
Corporate Bonds 0.2%
Transurban Finance, 1.875%, 9/16/24 (EUR)	10,096,000	11,998
		11,998
Government Bonds 1.1%
Commonwealth of Australia, 3.00%, 3/21/47	30,154,000	23,992
New South Wales Treasury, 4.00%, 5/20/26	44,675,600	35,972
		59,964
Total Australia (Cost $71,517)		71,962

AUSTRIA 1.1%
Corporate Bonds 0.0%
UniCredit Bank Austria, 1.375%, 5/26/21	400,000	464
		464

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
Government Bonds 1.1%
Heta Asset Resolution, 2.375%, 12/13/22	30,100,000	36,510
Republic of Austria, 3.80%, 1/26/62 (1)	11,779,000	24,748
		61,258
Total Austria (Cost $63,267)		61,722

BELGIUM 0.7%
Government Bonds 0.7%
Kingdom of Belgium, 4.25%, 3/28/41 (1)	11,593,827	20,780
Kingdom of Belgium, 5.00%, 3/28/35 (1)	8,495,589	15,378
Total Belgium (Cost $37,314)		36,158

BERMUDA 0.2%
Government Bonds 0.2%
Government of Bermuda, 4.75%, 2/15/29 (USD) (1)	7,855,000	8,316
Total Bermuda (Cost $7,798)		8,316

BRAZIL 2.8%
Corporate Bonds 0.5%
Banco do Brasil, VR, 9.00% (USD) (3)(4)	5,469,000	5,797
Petrobras Global Finance, 7.375%, 1/17/27 (USD)	18,200,000	20,125
		25,922
Government Bonds 2.3%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	461,070,000	122,810
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/23	10,225,000	2,758
		125,568
Total Brazil (Cost $167,434)		151,490

CANADA 2.4%
Corporate Bonds 0.4%
Transcanada Trust, Series 17-A, VR, 4.65%, 5/18/77 (4)	32,134,000	22,689
		22,689

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)

Government Bonds 2.0%
Government of Canada, 2.00%, 9/1/23	78,650,000	60,052
Government of Canada, 3.50%, 12/1/45	36,423,000	36,345
Province of Ontario, 2.60%, 6/2/25	11,778,000	9,036
Province of Ontario, 3.50%, 6/2/43	3,739,000	3,151
		108,584
Total Canada (Cost $130,307)		131,273

CHILE 3.0%
Corporate Bonds 0.2%
Enel Chile, 4.875%, 6/12/28 (USD)	11,515,000	12,172
		12,172
Government Bonds 2.8%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/21	60,990,000,000	91,469
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26	28,170,000,000	42,824
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1)	10,200,000,000	15,779
		150,072
Total Chile (Cost $175,536)		162,244

CHINA 1.2%
Corporate Bonds 0.7%
CNAC HK Finbridge, 1.75%, 6/14/22 (EUR)	4,000,000	4,561
CNAC HK Finbridge, 4.625%, 3/14/23 (USD)	7,792,000	8,096
State Grid Overseas Investment 2014, 4.125%, 5/7/24 (USD)	7,000,000	7,333
State Grid Overseas Investment 2016, 1.375%, 5/2/25 (EUR) (1)	10,000,000	11,504
Tencent Holdings, FRN, 3M USD LIBOR + 0.605%, 3.366%,
1/19/23 (USD) (1)	7,009,000	6,957
		38,451
Government Bonds 0.5%
People's Republic of China, 3.13%, 4/13/22	120,000,000	18,051
People's Republic of China, 3.60%, 9/6/25	32,200,000	4,939
People's Republic of China, 3.77%, 3/8/25	37,000,000	5,708
		28,698
Total China (Cost $68,156)		67,149

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
CYPRUS 3.3%
Government Bonds 3.3%
Republic of Cyprus, 2.375%, 9/25/28	30,886,000	37,174
Republic of Cyprus, 2.75%, 6/27/24	1,668,000	2,063
Republic of Cyprus, 2.75%, 2/26/34	2,716,000	3,247
Republic of Cyprus, 3.75%, 7/26/23	39,094,000	49,870
Republic of Cyprus, 3.875%, 5/6/22	39,543,000	49,342
Republic of Cyprus, 4.25%, 11/4/25	27,419,000	37,013
Total Cyprus (Cost $182,593)		178,709

CZECH REPUBLIC 0.7%
Corporate Bonds 0.2%
Residomo, 3.375%, 10/15/24 (EUR) (1)	2,098,000	2,395
UniCredit Bank Czech Republic & Slovakia, 0.625%, 4/30/20
(EUR)	6,500,000	7,334
		9,729
Government Bonds 0.5%
Czech Republic, 3.625%, 4/14/21 (EUR) (2)	18,175,000	21,957
Czech Republic, 3.875%, 5/24/22 (EUR)	4,116,000	5,199
		27,156
Total Czech Republic (Cost $39,885)		36,885

DENMARK 0.2%
Corporate Bonds 0.2%
Danske Bank, VR, 2.75%, 5/19/26 (EUR)(4)	9,193,000	10,552
Total Denmark (Cost $11,067)		10,552

EGYPT 0.3%
Government Bonds 0.3%
Government of Egypt Treasury Bills, 17.551%, 9/3/19	186,000,000	10,003
Government of Egypt Treasury Bills, 18.38%, 8/13/19	150,000,000	8,217
Total Egypt (Cost $17,878)		18,220

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
FINLAND 0.1%

Corporate Bonds 0.1%
Citycon, 3.75%, 6/24/20	4,064,000	4,741
Total Finland (Cost $5,148)		4,741

FRANCE 5.2%

Corporate Bonds 0.8%
Altice France, 5.875%, 2/1/27 (1)	1,305,000	1,512
Altice France, 6.25%, 5/15/24 (USD) (1)	3,500,000	3,509
AXA, VR, 5.25%, 4/16/40 (4)	1,800,000	2,122
BNP Paribas, 5.75%, 1/24/22 (GBP)	361,000	518
BPCE, 1.125%, 1/18/23	3,000,000	3,427
Credit Agricole, 1.00%, 9/16/24	5,800,000	6,731
Credit Agricole, 1.875%, 12/20/26	5,200,000	6,153
Horizon Parent Holdings, 8.25%, 2/15/22 (5)	4,809,000	5,528
Loxam, 7.00%, 7/23/22 (2)	3,366,000	3,917
Loxam, 7.00%, 7/23/22 (1)	90,000	105
Societe Fonciere Lyonnaise, 2.25%, 11/16/22	2,900,000	3,445
TDF Infrastructure, 2.50%, 4/7/26	7,200,000	8,227
		45,194
Government Bonds 4.4%
Dexia Credit Local, 0.625%, 1/21/22	12,850,000	14,693
Dexia Credit Local, 2.00%, 1/22/21	2,550,000	2,979
Electricite de France, 6.875%, 12/12/22 (GBP)	950,000	1,482
Republic of France, 1.75%, 11/25/24	27,329,408	34,106
Republic of France, 1.75%, 5/25/66 (1)	1,691,936	2,022
Republic of France, 3.25%, 5/25/45	98,320,550	161,765
Republic of France, 5.75%, 10/25/32	9,577,103	18,059
		235,106
Total France (Cost $287,369)		280,300

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
GERMANY 1.5%
Corporate Bonds 1.1%
ADO Properties, 1.50%, 7/26/24	8,100,000	8,973
E. ON, 1.625%, 5/22/29	10,500,000	12,316
Garfunkelux Holdco 3, 8.50%, 11/1/22 (GBP)	2,488,000	2,941
KME, 6.75%, 2/1/23	2,500,000	2,613
ProSiebenSat. 1 Media, 2.625%, 4/15/21	3,880,000	4,492
Unitymedia Hessen, 3.50%, 1/15/27 (1)	454,000	535
Unitymedia Hessen, 4.00%, 1/15/25	2,031,000	2,375
Unitymedia Hessen, 4.00%, 1/15/25 (1)	100,000	117
Volkswagen Leasing, 1.625%, 8/15/25	10,500,000	11,713
Vonovia Finance, 1.625%, 12/15/20	7,100,000	8,187
WEPA Hygieneprodukte, 3.75%, 5/15/24 (2)	1,896,000	2,148
		56,410
Government Bonds 0.4%
KfW, 4.70%, 6/2/37 (CAD)	5,202,000	4,966
KfW, 6.00%, 8/20/20 (AUD)	19,163,000	14,390
		19,356
Total Germany (Cost $81,479)		75,766

GHANA 0.2%
Corporate Bonds 0.2%
Tullow Oil, 7.00%, 3/1/25 (USD)	7,800,000	7,874
Total Ghana (Cost $7,767)		7,874

GREECE 0.1%
Corporate Bonds 0.1%
Intralot Capital Luxembourg, 5.25%, 9/15/24 (1)	2,896,000	1,879
Intralot Capital Luxembourg, 5.25%, 9/15/24	6,900,000	4,478
Total Greece (Cost $11,678)		6,357

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
HONG KONG 0.2%
Corporate Bonds 0.2%
Bank of East Asia, VR, 5.50% (USD) (3)(4)	11,319,000	11,312
Total Hong Kong (Cost $11,260)		11,312

ICELAND 0.8%
Government Bonds 0.8%
Islandsbanki, 1.75%, 9/7/20 (EUR)	1,923,000	2,207
Landsbankinn, 1.625%, 3/15/21 (EUR)	33,221,000	37,965
Republic of Iceland, 2.50%, 7/15/20 (EUR)	1,726,000	2,000
Total Iceland (Cost $45,710)		42,172

INDIA 1.8%
Corporate Bonds 1.4%
ABJA Investment, 5.45%, 1/24/28 (USD)	8,731,000	8,268
HDFC Bank, 8.10%, 3/22/25	1,620,000,000	23,126
Housing Development Finance, 6.875%, 4/30/20	2,990,000,000	43,106
		74,500
Government Bonds 0.4%
Government of India, 8.20%, 9/24/25	1,500,000,000	22,781
		22,781
Total India (Cost $102,018)		97,281

INDONESIA 3.4%
Corporate Bonds 0.1%
Jasa Marga (Persero), 7.50%, 12/11/20 (1)	81,540,000,000	5,508
		5,508
Government Bonds 3.3%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)	33,797,000	43,984
Republic of Indonesia, 6.125%, 5/15/28	366,740,000,000	23,377
Republic of Indonesia, 7.00%, 5/15/27	276,860,000,000	18,763
Republic of Indonesia, 8.125%, 5/15/24	632,987,000,000	46,408
Republic of Indonesia, 8.375%, 3/15/24	470,684,000,000	34,694

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Indonesia, 8.75%, 5/15/31	164,542,000,000	12,364
		179,590
Total Indonesia (Cost $192,540)		185,098

IRELAND 2.6%
Corporate Bonds 0.3%
Ardagh Packaging Finance, 6.75%, 5/15/24 (1)	593,000	705
XLIT, VR, 3.25%, 6/29/47 (4)	12,400,000	14,408
		15,113
Government Bonds 2.3%
Republic of Ireland, 1.00%, 5/15/26	45,002,445	53,465
Republic of Ireland, 4.50%, 4/18/20	14,028,607	16,561
Republic of Ireland, 5.40%, 3/13/25	35,887,300	53,087
		123,113
Total Ireland (Cost $144,499)		138,226

ISRAEL 2.9%
Government Bonds 2.9%
State of Israel, 1.50%, 1/18/27 (EUR) (2)	15,546,000	18,368
State of Israel, 1.75%, 8/31/25	334,444,436	94,234
State of Israel, 4.625%, 3/18/20 (EUR)	20,087,000	23,542
State of Israel, 5.50%, 1/31/42	51,400,000	20,667
Total Israel (Cost $160,989)		156,811

ITALY 5.8%
Corporate Bonds 0.6%
Enel Finance International, 5.625%, 8/14/24 (GBP)	2,663,000	4,030
EVOCA, 7.00%, 10/15/23	8,400,000	9,949
Inter Media Communication, 4.875%, 12/31/22	1,880,367	2,138
Telecom Italia, 2.375%, 10/12/27	9,315,000	9,693
Telecom Italia, 5.875%, 5/19/23 (GBP) (2)	1,300,000	1,807
UniCredit, 2.00%, 3/4/23	5,086,000	5,901
		33,518

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)

Government Bonds 5.2%
Italy Buoni Poliennali del Tesoro, 2.00%, 12/1/25	38,349,000	43,030
Italy Buoni Poliennali del Tesoro, 4.50%, 3/1/24	41,458,000	52,683
Italy Buoni Poliennali del Tesoro, 4.75%, 9/1/21	44,286,000	54,381
Italy Buoni Poliennali del Tesoro, 5.00%, 3/1/22	9,846,000	12,300
Italy Buoni Poliennali del Tesoro, 5.50%, 9/1/22	92,110,000	118,225
		280,619
Total Italy (Cost $347,319)		314,137

JAPAN 14.2%

Corporate Bonds 0.3%
Takeda Pharmaceutical, 2.25%, 11/21/26 (EUR) (1)	12,940,000	15,641
		15,641
Government Bonds 13.9%
Government of Japan, 0.10%, 6/20/21	6,776,400,000	61,537
Government of Japan, 0.60%, 6/20/37	3,653,850,000	34,878
Government of Japan, 0.70%, 3/20/37	8,878,050,000	86,196
Government of Japan, 1.20%, 12/20/34	16,686,700,000	174,537
Government of Japan, 1.40%, 9/20/34	8,348,000,000	89,533
Government of Japan, 1.40%, 3/20/55	2,011,200,000	23,159
Government of Japan, 1.70%, 9/20/44	7,009,250,000	82,347
Government of Japan, 2.20%, 9/20/39	1,190,900,000	14,649
Government of Japan, 2.50%, 9/20/37	6,156,500,000	77,666
Government of Japan, Inflation Indexed, 0.10%, 3/10/24	2,573,395,200	23,924
Government of Japan, Inflation Indexed, 0.10%, 9/10/24	2,983,359,900	27,793
Government of Japan, Inflation Indexed, 0.10%, 3/10/25	5,672,394,800	52,849
		749,068
Total Japan (Cost $761,269)		764,709

LATVIA 0.4%

Government Bonds 0.4%
Republic of Latvia, 1.875%, 2/19/49	17,431,000	19,920
Total Latvia (Cost $19,456)		19,920

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
LUXEMBOURG 0.6%

Corporate Bonds 0.6%
Altice Financing, 5.25%, 2/15/23	1,938,000	2,230
Altice Luxembourg, 6.25%, 2/15/25	4,682,000	4,802
ARD Finance, 6.625%, 9/15/23 (5)	5,054,767	5,738
Blackstone Property Partners Europe Holdings, 2.00%, 2/15/24	6,271,000	7,181
JAB Holdings, 2.00%, 5/18/28	4,400,000	5,019
JAB Holdings, 2.125%, 9/16/22	6,500,000	7,678
Kleopatra Holdings 1, 9.25% (PIK), 6/30/23 (5)	598,455	336
Total Luxembourg (Cost $36,010)		32,984

MALAYSIA 2.9%

Government Bonds 2.9%
1MDB Global Investments, 4.40%, 3/9/23 (USD)	28,700,000	26,936
Government of Malaysia, 4.392%, 4/15/26	66,490,000	16,928
Government of Malaysia, 4.736%, 3/15/46	324,065,000	80,445
Government of Malaysia, 4.921%, 7/6/48	129,560,000	33,389
Total Malaysia (Cost $158,875)		157,698

MEXICO 4.4%

Government Bonds 4.4%
Petroleos Mexicanos, 3.125%, 11/27/20 (EUR)	1,540,000	1,785
Petroleos Mexicanos, 4.875%, 2/21/28 (EUR)	22,750,000	26,013
Petroleos Mexicanos, 5.125%, 3/15/23 (EUR) (2)	31,258,000	38,356
Petroleos Mexicanos, 8.00%, 5/3/19 (USD)	25,000,000	25,138
United Mexican States, 7.50%, 6/3/27	147,251,500	7,353
United Mexican States, 7.75%, 11/13/42	164,836,800	7,895
United Mexican States, 8.00%, 12/7/23	2,360,200,000	122,503
United Mexican States, 10.00%, 12/5/24	90,381,000	5,116
Total Mexico (Cost $245,216)		234,159

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
MOROCCO 0.3%
Government Bonds 0.3%
Kingdom of Morocco, 4.50%, 10/5/20 (EUR)	11,970,000	14,302
Total Morocco (Cost $15,348)		14,302

NETHERLANDS 0.7%
Corporate Bonds 0.6%
ABN AMRO Bank, 6.375%, 4/27/21	1,355,000	1,711
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)	100,000	147
Cooperatieve Rabobank, 4.875%, 1/10/23 (GBP)	2,893,000	4,252
ING Bank, VR, 3.625%, 2/25/26 (4)	5,956,000	7,046
Lincoln Finance, 6.875%, 4/15/21 (1)	185,000	211
Lincoln Finance, 6.875%, 4/15/21	1,987,000	2,271
Lincoln Financing, 3.625%, 4/1/24 (1)	1,305,000	1,477
Maxeda DIY Holding, 6.125%, 7/15/22 (1)(2)	1,039,000	1,139
Maxeda DIY Holding, 6.125%, 7/15/22	1,080,000	1,184
Promontoria Holding 264, 6.75%, 8/15/23 (1)	3,340,000	3,789
Sigma Holdco, 5.75%, 5/15/26 (1)	5,200,000	5,457
Ziggo, 3.75%, 1/15/25 (1)	1,338,000	1,534
		30,218
Government Bonds 0.1%
Kingdom of the Netherlands, 5.50%, 1/15/28	3,870,000	6,472
		6,472
Total Netherlands (Cost $37,960)		36,690

NORWAY 0.3%
Corporate Bonds 0.2%
DNB Boligkreditt, 1.875%, 11/21/22 (EUR)	9,135,000	10,972
		10,972
Government Bonds 0.1%
Kingdom of Norway, 3.00%, 3/14/24 (1)	34,912,000	4,364
		4,364
Total Norway (Cost $16,420)		15,336

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
PORTUGAL 0.1%
Corporate Bonds 0.1%
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (2)(4)	5,100,000	5,489
Total Portugal (Cost $5,673)		5,489

ROMANIA 2.8%
Government Bonds 2.8%
Republic of Romania, 5.85%, 4/26/23	120,600,000	30,190
Republic of Romania, 4.25%, 6/28/23	117,800,000	27,822
Republic of Romania, 4.625%, 9/18/20 (EUR)	15,558,000	18,649
Republic of Romania, 4.75%, 2/24/25	80,915,000	19,389
Republic of Romania, 4.875%, 11/7/19 (EUR)	8,615,000	9,957
Republic of Romania, 5.00%, 2/12/29	55,080,000	13,075
Republic of Romania, 5.80%, 7/26/27	126,140,000	32,170
Total Romania (Cost $161,001)		151,252

RUSSIA 0.2%
Government Bonds 0.2%
Russian Federation, 8.15%, 2/3/27	727,304,000	11,149
Total Russia (Cost $12,559)		11,149

SERBIA 0.0%
Government Bonds 0.0%
Republic of Serbia, 5.75%, 7/21/23	54,150,000	555
Total Serbia (Cost $549)		555

SINGAPORE 0.6%
Government Bonds 0.6%
Government of Singapore, 2.25%, 6/1/21	259,000	192
Government of Singapore, 3.125%, 9/1/22	43,301,000	33,215
Total Singapore (Cost $33,954)		33,407

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
SLOVENIA 2.1%
Government Bonds 2.1%
Republic of Slovenia, 1.00%, 3/6/28	7,280,000	8,500
Republic of Slovenia, 1.25%, 3/22/27 (2)	28,285,000	33,998
Republic of Slovenia, 1.50%, 3/25/35	9,524,000	11,111
Republic of Slovenia, 2.125%, 7/28/25	17,610,000	22,188
Republic of Slovenia, 4.625%, 9/9/24 (2)	8,424,000	11,827
Republic of Slovenia, 5.125%, 3/30/26	5,426,000	8,164
Republic of Slovenia, 5.25%, 2/18/24 (USD) (2)	15,865,000	17,646
Total Slovenia (Cost $116,955)		113,434

SOUTH AFRICA 2.2%
Corporate Bonds 0.7%
Eskom Holdings, 7.125%, 2/11/25 (USD)	22,034,000	21,842
MTN Mauritius Investments, 4.755%, 11/11/24 (USD)	1,000,000	952
MTN Mauritius Investments, 6.50%, 10/13/26 (USD)	6,500,000	6,628
SASOL Financing, 5.875%, 3/27/24 (USD)	5,050,000	5,361
		34,783
Government Bonds 1.5%
Republic of South Africa, 10.50%, 12/21/26	1,082,708,986	82,835
		82,835
Total South Africa (Cost $136,592)		117,618

SOUTH KOREA 2.5%
Government Bonds 2.5%
Government of South Korea, 3.00%, 9/10/24	140,765,000,000	131,801
Total South Korea (Cost $133,736)		131,801

SPAIN 1.8%
Corporate Bonds 1.5%
Banco Bilbao Vizcaya Argentaria, VR, 3.50%, 4/11/24 (4)	6,100,000	6,848
Banco Santander, 1.375%, 2/9/22	2,800,000	3,235
Banco Santander, 3.125%, 1/19/27	12,700,000	15,217

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)

CaixaBank, VR, 2.75%, 7/14/28 (4)	25,900,000	29,396
Cirsa Finance International, 6.25%, 12/20/23 (1)	3,690,000	4,367
Cirsa Finance International, 6.25%, 12/20/23	1,700,000	2,012
Inmobiliaria Colonial Socimi, 2.728%, 6/5/23	8,700,000	10,515
Naturgy Finance, 3.50%, 4/15/21	100,000	120
Santander Consumer Finance, 0.90%, 2/18/20	6,000,000	6,789
Telefonica Emisiones, 2.242%, 5/27/22	2,100,000	2,504
Telefonica Emisiones, 3.961%, 3/26/21	100,000	121
Telefonica Emisiones, 5.289%, 12/9/22 (GBP)	50,000	73
Telefonica Emisiones, 5.597%, 3/12/20 (GBP)	1,200,000	1,624
		82,821
Government Bonds 0.3%
Kingdom of Spain, 1.40%, 7/30/28 (1)	15,100,000	17,541
		17,541
Total Spain (Cost $109,081)		100,362

SRI LANKA 0.5%

Government Bonds 0.5%
Republic of Sri Lanka, 5.125%, 4/11/19 (USD)	1,800,000	1,797
Republic of Sri Lanka, 6.25%, 10/4/20 (USD)	100,000	102
Republic of Sri Lanka Treasury Bills, 9.53%, 4/19/19	1,240,000,000	7,035
Republic of Sri Lanka Treasury Bills, 9.663%, 4/5/19	1,036,000,000	5,899
Republic of Sri Lanka Treasury Bills, 10.497%, 1/24/20	1,191,000,000	6,264
Republic of Sri Lanka Treasury Bills, 10.529%, 11/29/19	446,000,000	2,384
Republic of Sri Lanka Treasury Bills, 10.529%, 12/6/19	224,000,000	1,195
Republic of Sri Lanka Treasury Bills, 10.542%, 2/28/20	804,000,000	4,197
Total Sri Lanka (Cost $29,978)		28,873

SUPRANATIONAL 0.9%

Government Bonds 0.9%
European Investment Bank, 1.25%, 5/12/25 (SEK)	327,290,000	36,788
Inter-American Development Bank, 4.40%, 1/26/26 (CAD)	12,207,000	10,476
Total Supranational (Cost $50,000)		47,264

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
SWEDEN 1.0%
Corporate Bonds 1.0%
Akelius Residential Property, 1.125%, 3/14/24 (EUR)	4,500,000	4,999
Akelius Residential Property, 1.75%, 2/7/25 (EUR)	6,390,000	7,250
Nordea Hypotek, 1.00%, 4/8/22	381,500,000	41,984
Total Sweden (Cost $58,562)		54,233

SWITZERLAND 0.5%
Corporate Bonds 0.5%
Adecco International Financial Services, 2.75%, 11/15/19 (EUR)	1,016,000	1,152
Aquarius & Investments for Zurich Insurance, VR, 4.25%,
10/2/43 (EUR) (4)	2,131,000	2,691
Cloverie for Zurich Insurance, VR, 7.50%, 7/24/39 (EUR) (4)	2,250,000	2,581
Credit Suisse Group Finance, 7.00%, 10/5/20 (GBP)	185,000	261
Credit Suisse Group Funding, 1.25%, 4/14/22 (EUR)	6,195,000	7,127
UBS AG London, 1.375%, 4/16/21 (EUR)	11,143,000	12,902
Total Switzerland (Cost $29,101)		26,714

THAILAND 1.0%
Government Bonds 1.0%
Kingdom of Thailand, 3.65%, 6/20/31	1,219,000,000	42,525
Kingdom of Thailand, 4.875%, 6/22/29	265,431,000	10,093
Total Thailand (Cost $51,705)		52,618

TURKEY 0.1%
Corporate Bonds 0.1%
Turkiye Garanti Bankasi, 6.25%, 4/20/21 (USD)	6,160,000	6,015
Total Turkey (Cost $6,020)		6,015

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 0.3%

Corporate Bonds 0.2%
First Abu Dhabi Bank, VR, 5.25% (USD) (3)(4)	8,169,000	8,225
		8,225
Government Bonds 0.1%
Emirates NBD Tier 1, VR, 5.75% (USD) (3)(4)	5,397,000	5,400
		5,400
Total United Arab Emirates (Cost $13,739)		13,625

UNITED KINGDOM 5.1%

Corporate Bonds 2.5%
AA Bond, 5.50%, 7/31/22	4,796,000	5,513
B. A. T. International Finance, 4.00%, 9/4/26	5,786,000	8,081
Barclays, 1.875%, 12/8/23 (EUR)	5,786,000	6,658
BP Capital Markets, 1.573%, 2/16/27 (EUR)	10,000,000	11,883
Cabot Financial Luxembourg, 7.50%, 10/1/23	2,945,000	3,752
Crh Finance UK, 4.125%, 12/2/29	10,000,000	14,763
Eastern Power Networks, 4.75%, 9/30/21	1,084,000	1,528
Eastern Power Networks, 5.75%, 3/8/24	62,000	95
FCE Bank, 0.869%, 9/13/21 (EUR)	3,485,000	3,847
FCE Bank, 1.66%, 2/11/21 (EUR)	3,541,000	3,994
FCE Bank, 3.25%, 11/19/20	5,387,000	7,064
GKN Holdings, 6.75%, 10/28/19	18,000	24
HBOS, 5.374%, 6/30/21 (EUR)	1,100,000	1,360
HSBC Bank, 4.75%, 3/24/46	3,848,000	6,056
HSBC Bank, 6.50%, 7/7/23	18,000	28
Imperial Brands Finance, 7.75%, 6/24/19	812,000	1,072
InterContinental Hotels Group, 3.875%, 11/28/22	3,571,000	4,977
Leeds Building Society, 2.625%, 4/1/21 (EUR)	2,775,000	3,234
Marks & Spencer, 4.75%, 6/12/25	4,249,000	5,973
Next Group, 3.625%, 5/18/28	5,048,000	6,712
Pinewood Finco, 3.75%, 12/1/23 (1)	377,000	492
Pinnacle Bidco, 6.375%, 2/15/25 (1)	1,374,000	1,837
Pinnacle Bidco, 6.375%, 2/15/25	4,200,000	5,614

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)

RSA Insurance Group, VR, 5.125%, 10/10/45 (4)	4,310,000	6,081
Severn Trent Water Utilities Finance, 6.125%, 2/26/24	206,000	320
Sky, 1.875%, 11/24/23 (EUR)	5,909,000	7,103
Standard Chartered, VR, 4.00%, 10/21/25 (EUR) (4)	4,310,000	5,066
Tesco, 6.125%, 2/24/22	1,490,000	2,153
Virgin Media Finance, 6.375%, 10/15/24	2,155,000	2,924
WM Morrison Supermarkets, 2.25%, 6/19/20 (EUR)	5,325,000	6,124
		134,328
Government Bonds 2.6%
Government of the United Kingdom, 1.625%, 10/22/71	12,320,000	17,237
Government of the United Kingdom, 4.25%, 12/7/46	59,575,797	124,408
		141,645
Total United Kingdom (Cost $284,131)		275,973

UNITED STATES 3.6%

Corporate Bonds 3.6%
Alliance Data Systems, 5.25%, 11/15/23 (EUR) (1)	185,000	216
Alliance Data Systems, 5.25%, 11/15/23 (EUR) (2)	6,186,000	7,211
Altria Group, 2.20%, 6/15/27 (EUR)	11,800,000	13,412
American International Group, 5.00%, 4/26/23 (GBP)	4,000,000	5,804
Bank of America, 2.375%, 6/19/24 (EUR)	5,000,000	6,128
Bank of America, 2.50%, 7/27/20 (EUR)	100,000	116
Bank of America, VR, 1.379%, 2/7/25 (EUR)(4)	5,786,000	6,715
Becton Dickinson & Company, 1.90%, 12/15/26 (EUR)	11,000,000	12,918
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)	7,393,000	9,880
Booking Holdings, 2.15%, 11/25/22 (EUR)	2,560,000	3,068
Booking Holdings, 2.375%, 9/23/24 (EUR)	8,311,000	10,222
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)	9,220,000	10,516
Carnival, 1.125%, 11/6/19 (EUR)	228,000	258
Citigroup, 6.25%, 9/2/19 (GBP)	1,296,000	1,723
Constellium, 4.25%, 2/15/26 (EUR)	6,510,000	7,422
Constellium, 4.25%, 2/15/26 (EUR) (1)	945,000	1,077
Expedia Group, 2.50%, 6/3/22 (EUR)	4,771,000	5,601
GE Capital European Funding Unlimited, 4.625%, 2/22/27
(EUR)	5,450,000	7,406

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)

General Electric, 0.875%, 5/17/25 (EUR)	6,000,000	6,529
General Electric, 1.875%, 5/28/27 (EUR)	9,430,000	10,678
General Electric, 2.125%, 5/17/37 (EUR)	6,560,000	6,656
Goldman Sachs Group, 1.375%, 5/15/24 (EUR)	5,700,000	6,529
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)	4,986,000	5,739
Goldman Sachs Group, 5.50%, 10/12/21 (GBP)	456,000	647
Kraton Polymers, 5.25%, 5/15/26 (EUR) (1)	1,965,000	2,231
LKQ Italia Bondco, 3.875%, 4/1/24 (EUR) (1)	100,000	120
MetLife, 5.25%, 6/29/20 (GBP)	812,000	1,108
Morgan Stanley, 1.375%, 10/27/26 (EUR)	5,786,000	6,622
Morgan Stanley, 5.375%, 8/10/20 (EUR)	1,100,000	1,325
Nasdaq, 1.75%, 3/28/29 (EUR)	3,493,000	3,926
Netflix, 4.625%, 5/15/29 (EUR)(1)	8,120,000	9,712
Opel Finance International, 1.875%, 10/15/19 (EUR)	8,126,000	9,206
PerkinElmer, 1.875%, 7/19/26 (EUR)	202,000	231
Prologis, 2.25%, 6/30/29 (GBP)	5,048,000	6,514
Refinitiv US Holdings, 4.50%, 5/15/26 (EUR) (1)	4,960,000	5,613
Total United States (Cost $197,069)		193,079

VIETNAM 0.4%

Government Bonds 0.4%
Socialist Republic of Vietnam, 6.75%, 1/29/20 (USD)	21,847,000	22,489
Total Vietnam (Cost $22,426)		22,489

SHORT-TERM INVESTMENTS 5.5%

Money Market Funds 5.0%
T. Rowe Price Government Reserve Fund, 2.49% (6)(7)	268,325,786	268,326
		268,326
U. S. Treasury Obligations 0.5%
U. S. Treasury Bills, 2.404%, 5/23/19 (8)	28,180,000	28,084
		28,084
Total Short-Term Investments (Cost $296,408)		296,410

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.6%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.6%
Short-Term Funds 0.6%
T. Rowe Price Short-Term Fund, 2.60% (6)(7)	3,402,847	34,028
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		34,028
Total Securities Lending Collateral (Cost $34,028)		34,028

Total Investments in Securities 98.1%
(Cost $5,490,680)		$5,286,094
Other Assets Less Liabilities 1.9%		102,111
Net Assets 100.0%		$5,388,205

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers – total value of such securities at period-end amounts to $205,031 and represents 3.8% of net assets.
(2)	All or a portion of this security is on loan at March 31, 2019.
(3)	Perpetual security with no stated maturity date.
(4)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(5)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6)	Seven-day yield
(7)	Affiliated Companies
(8)	At March 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M CZK PRIBOR	Six month CZK PRIBOR (Prague interbank offered rate)
6M EUR LIBOR	Six month EUR EURIBOR (EURO interbank offered rate)
6M JPY LIBOR	Six month JPY LIBOR (London interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Offshore China Renminbi
CZK	Czech Koruna

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PIK	Payment-in-kind
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts in 000s, except market price)
SWAPS 0.1%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	Value	(Receipts)	Gain/(Loss)
BILATERAL SWAPS (0.0)%

Credit Default Swaps, Protection Sold (0.0)%
Greece (0.0)%
Barclays Bank, Protection Sold (Relevant Credit:
Greece, 3.00%, 2/24/24, 104.82EUR*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/20 (USD)	6,935	$(112)	$(230)	$118
Barclays Bank, Protection Sold (Relevant Credit:
Greece, 3.00%, 2/24/24, 104.82EUR*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/21 (USD)	6,935	(276)	(436)	160
Total Greece			(666)	278

Total Bilateral Credit Default Swaps, Protection Sold			(666)	278

Total Bilateral Swaps			$(666)	$278

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Notional			Unrealized
Description	Amount	Value	Initial Value Gain/(Loss)

CENTRALLY CLEARED SWAPS 0.1%

Credit Default Swaps, Protection Sold 0.2%

Foreign/Europe 0.2%

Protection Sold (Relevant Credit: Markit iTraxx
Crossover, CDSI S30-V2, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/23	96,239	$10,718	$6,937	$3,781

Total Foreign/Europe				3,781

Total Centrally Cleared Credit Default Swaps, Protection Sold				3,781

Interest Rate Swaps (0.1)%

Czech Republic (0.0)%

5 Year Interest Rate Swap, Pay Fixed 1.78%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	42,401	2	—	2

5 Year Interest Rate Swap, Pay Fixed 1.79%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	42,401	2	—	2

5 Year Interest Rate Swap, Pay Fixed 1.80%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	42,401	1	—	1

5 Year Interest Rate Swap, Pay Fixed 1.82%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 4/2/24	90,456	(2)	—	(2)

5 Year Interest Rate Swap, Pay Fixed 1.83%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	42,401	(1)	1	(2)

5 Year Interest Rate Swap, Pay Fixed 1.833%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	42,401	(2)	—	(2)

5 Year Interest Rate Swap, Pay Fixed 1.857%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 3/29/24	848,022	(78)	1	(79)

5 Year Interest Rate Swap, Pay Fixed 1.87%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 3/27/24	74,129	(8)	1	(9)

First Page Footer

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Notional			Unrealized
Description	Amount	Value	Initial Value Gain/(Loss)

5 Year Interest Rate Swap, Pay Fixed 1.87%
Annually, Receive Variable 2.06% (6M CZK
PRIBOR) Semi-Annually, 3/28/24	222,387	(27)	—	(27)

Total Czech Republic				(116)

Foreign/Europe (0.0)%

30 Year Interest Rate Swap, Pay Fixed 1.54%
Annually, Receive Variable (0.258)% (6M EUR
LIBOR) Semi-Annually, 11/3/47	2,200	(328)	1	(329)

10 Year Interest Rate Swap, Pay Fixed 0.858%
Annually, Receive Variable (0.231)% (6M EUR
LIBOR) Semi-Annually, 9/22/27	600	(34)	—	(34)

5 Year Interest Rate Swap, Pay Fixed 0.214%
Annually, Receive Variable (0.231)% (6M EUR
LIBOR) Semi-Annually, 9/22/22	370	(5)	—	(5)

Total Foreign/Europe				(368)

Japan 0.0%

20 Year Interest Rate Swap, Receive Fixed
0.733% Semi-Annually, Pay Variable 0.014% (6M
JPY LIBOR) Semi-Annually, 11/7/37	3,000,000	1,942	1	1,941

Total Japan				1,941

Poland (0.1)%

10 Year Interest Rate Swap, Pay Fixed 2.85%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 4/6/28	15,800	(298)	1	(299)

10 Year Interest Rate Swap, Pay Fixed 2.91%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 3/27/28	16,200	(245)	1	(246)

10 Year Interest Rate Swap, Pay Fixed 2.92%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 5/7/28	16,100	(328)	—	(328)

10 Year Interest Rate Swap, Pay Fixed 3.03%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 5/18/28	10,100	(231)	1	(232)

10 Year Interest Rate Swap, Pay Fixed 3.075%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 3/8/28	8,000	(152)	—	(152)

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Notional			Unrealized
Description	Amount	Value	Initial Value Gain/(Loss)

10 Year Interest Rate Swap, Pay Fixed 3.149%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 2/13/28	15,931	(329)	—	(329)

10 Year Interest Rate Swap, Pay Fixed 3.158%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 2/14/28	12,062	(250)	1	(251)
10 Year Interest Rate Swap, Pay Fixed 3.16%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 2/12/28	10,007	(209)	—	(209)

5 Year Interest Rate Swap, Pay Fixed 2.305%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 4/20/23	27,000	(214)	1	(215)

5 Year Interest Rate Swap, Pay Fixed 2.35%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 4/6/23	24,000	(206)	—	(206)

5 Year Interest Rate Swap, Pay Fixed 2.35%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 4/24/23	27,500	(234)	—	(234)

5 Year Interest Rate Swap, Pay Fixed 2.423%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 3/27/23	68,000	(376)	1	(377)

5 Year Interest Rate Swap, Pay Fixed 2.427%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 10/19/22	960	(6)	—	(6)

5 Year Interest Rate Swap, Pay Fixed 2.43%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 5/7/23	60,000	(569)	—	(569)

5 Year Interest Rate Swap, Pay Fixed 2.473%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 1/23/23	39,000	(241)	—	(241)

5 Year Interest Rate Swap, Pay Fixed 2.50%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 10/24/22	22,000	(148)	—	(148)

5 Year Interest Rate Swap, Pay Fixed 2.518%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 5/18/23	42,000	(443)	—	(443)

5 Year Interest Rate Swap, Pay Fixed 2.535%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 11/21/22	43,000	(299)	1	(300)

5 Year Interest Rate Swap, Pay Fixed 2.555%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 11/6/22	10,700	(76)	1	(77)

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Notional			Unrealized
Description	Amount	Value	Initial Value	Gain/(Loss)

5 Year Interest Rate Swap, Pay Fixed 2.58%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 11/6/22	10,700	(79)	1	(80)
5 Year Interest Rate Swap, Pay Fixed 2.595%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 2/27/23	78,000	(573)	—	(573)
Total Poland				(5,515)

Total Centrally Cleared Interest Rate Swaps				(4,058)

Total Centrally Cleared Swaps				(277)
Net payments (receipts) of variation margin to date				1,941

Variation margin receivable (payable) on centrally
cleared swaps				$1,664

*Market Price at March 31, 2019

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

FORWARD CURRENCY EXCHANGE CONTRACTS

(Amounts in 000s)

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Bank of America N. A.	4/5/19	KRW	70,778,288USD	62,206	$130
Bank of America N. A.	4/5/19	THB	334,864USD	10,554	—
Bank of America N. A.	4/5/19	USD	62,984KRW	70,778,288	647
Bank of America N. A.	4/5/19	USD	9,039THB	286,260	18
Bank of America N. A.	4/18/19	CZK	1,989,622USD	88,180	(1,669)
Bank of America N. A.	4/18/19	RON	11,720USD	2,802	(50)
Bank of America N. A.	4/18/19	USD	7,303CZK	162,607	233
Bank of America N. A.	4/18/19	USD	22,823RON	93,290	918
Bank of America N. A.	5/17/19	PLN	7,304USD	1,914	(9)
Bank of America N. A.	5/17/19	USD	28,173SEK	259,071	206
Bank of America N. A.	5/24/19	USD	21,710MXN	427,496	(114)
Bank of America N. A.	6/14/19	USD	10,558THB	334,864	(14)
Bank of America N. A.	7/12/19	USD	62,376KRW	70,778,288	(25)
Barclays Bank	4/5/19	CLP	5,077,320USD	7,475	(14)
Barclays Bank	4/5/19	USD	6,034THB	190,842	19
Barclays Bank	4/5/19	USD	9,315ZAR	126,424	560
Barclays Bank	4/10/19	USD	4,765TWD	146,068	26
Barclays Bank	4/16/19	USD	14,777ILS	54,352	(203)
Barclays Bank	4/18/19	USD	15,153RON	61,611	687
Barclays Bank	4/30/19	USD	239,218EUR	209,507	3,587
Barclays Bank	5/10/19	USD	34,968CLP	23,397,684	583
Barclays Bank	5/15/19	USD	7,428ILS	26,952	(15)
Barclays Bank	6/7/19	USD	7,474CLP	5,077,320	13
Barclays Bank	7/23/19	USD	24,565TRY	150,899	(51)
BNP Paribas	4/5/19	CLP	5,077,320USD	7,430	32
BNP Paribas	4/5/19	USD	8,585CLP	5,923,540	(119)
BNP Paribas	4/5/19	USD	9,322ZAR	126,424	567
BNP Paribas	4/10/19	USD	9,509TWD	292,137	32
BNP Paribas	4/12/19	MYR	7,498USD	1,821	16
BNP Paribas	4/12/19	USD	3,655MYR	15,282	(89)
BNP Paribas	4/16/19	USD	7,390ILS	27,175	(99)
BNP Paribas	4/18/19	USD	15,154RON	61,611	688
BNP Paribas	4/26/19	CAD	26,514USD	20,180	(325)
BNP Paribas	4/26/19	USD	1,909AUD	2,693	(4)
BNP Paribas	5/10/19	CLP	17,319,183USD	25,490	(38)
BNP Paribas	5/10/19	USD	70,114CLP	46,795,366	1,345
BNP Paribas	5/17/19	SEK	21,222USD	2,297	(6)
BNP Paribas	5/24/19	USD	21,740MXN	427,498	(84)
BNP Paribas	5/31/19	USD	58,179GBP	43,899	821
BNP Paribas	6/7/19	USD	7,429CLP	5,077,320	(32)
Citibank	4/5/19	IDR	771,992,016USD	54,270	(121)
Citibank	4/5/19	USD	9,028IDR	126,851,730	130
Citibank	4/5/19	USD	9,032THB	286,260	10

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

FORWARD CURRENCY EXCHANGE CONTRACTS

(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
Citibank	4/5/19	ZAR	221,243	USD	15,096	225
Citibank	4/18/19	CZK	81,601	USD	3,573	(25)
Citibank	4/18/19	RON	22,588	USD	5,388	(85)
Citibank	4/18/19	RSD	1,715,758	USD	16,668	(345)
Citibank	4/26/19	USD	6,036	CAD	8,065	(3)
Citibank	4/26/19	USD	257,584	JPY	27,948,808	4,789
Citibank	4/26/19	USD	114,410	JPY	12,687,597	(348)
Citibank	4/30/19	USD	7,124	EUR	6,270	72
Citibank	5/15/19	USD	1,497	ILS	5,384	10
Citibank	5/15/19	USD	7,422	ILS	26,952	(21)
Citibank	5/17/19	PLN	8,439	USD	2,214	(13)
Citibank	5/24/19	USD	9,878	GBP	7,567	(5)
Citibank	5/31/19	USD	21,081	EUR	18,379	354
Citibank	6/12/19	USD	11,594	ILS	41,619	78
Citibank	6/14/19	USD	14,967	ZAR	221,243	(226)
Citibank	6/28/19	USD	4,443	NOK	37,743	52
Citibank	7/12/19	USD	53,476	IDR	771,992,016	118
Citibank	7/12/19	USD	47,140	KRW	52,509,578	845
Citibank	7/23/19	TRY	150,899	USD	25,893	(1,276)
Credit Suisse	4/5/19	INR	2,848,398	USD	41,215	(157)
Credit Suisse	7/12/19	USD	40,683	INR	2,848,398	194
Credit Suisse	7/12/19	USD	11,559	TWD	354,523	21
Deutsche Bank	4/5/19	USD	8,294	INR	594,171	(271)
Deutsche Bank	5/31/19	USD	2,962	EUR	2,595	35
Goldman Sachs	4/5/19	USD	33,446	SGD	45,158	121
Goldman Sachs	4/5/19	USD	2,361	THB	73,799	35
Goldman Sachs	4/10/19	TWD	292,136	USD	9,467	10
Goldman Sachs	5/10/19	USD	17,374	CLP	11,698,842	181
Goldman Sachs	5/15/19	USD	7,441	ILS	26,953	(3)
Goldman Sachs	5/31/19	USD	309,385	EUR	270,702	4,093
Goldman Sachs	6/6/19	USD	25,950	CNH	175,000	(76)
Goldman Sachs	7/12/19	USD	9,504	TWD	292,136	(4)
HSBC Bank	4/2/19	BRL	91,467	USD	23,473	(118)
HSBC Bank	4/2/19	USD	23,517	BRL	91,468	162
HSBC Bank	4/5/19	IDR	27,250,527	USD	1,907	4
HSBC Bank	4/5/19	USD	13,262	IDR	188,876,333	14
HSBC Bank	4/5/19	USD	12,639	IDR	180,276,664	(5)
HSBC Bank	4/5/19	USD	3,225	INR	225,000	(18)
HSBC Bank	4/12/19	MYR	4,738	USD	1,151	10
HSBC Bank	4/12/19	USD	3,298	MYR	13,524	(15)
HSBC Bank	4/16/19	USD	7,392	ILS	27,175	(98)
HSBC Bank	4/30/19	USD	19,571	EUR	17,218	206
HSBC Bank	7/12/19	USD	23,566	KRW	26,254,790	418
JPMorgan Chase	4/5/19	CLP	5,077,320	USD	7,483	(22)

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

FORWARD CURRENCY EXCHANGE CONTRACTS

(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
JPMorgan Chase	4/5/19	THB	167,433	USD	5,259	18
JPMorgan Chase	4/5/19	THB	167,432	USD	5,305	(28)
JPMorgan Chase	4/5/19	USD	25,694	CLP	17,770,620	(420)
JPMorgan Chase	4/5/19	USD	7,181	IDR	101,500,347	61
JPMorgan Chase	4/5/19	USD	4,723	ZAR	63,215	346
JPMorgan Chase	4/12/19	USD	10,706	RUB	723,144	(290)
JPMorgan Chase	4/18/19	USD	2,223	CZK	50,086	45
JPMorgan Chase	4/30/19	USD	239,948	EUR	209,507	4,317
JPMorgan Chase	5/24/19	USD	2,834	MXN	53,971	79
JPMorgan Chase	5/31/19	USD	15,778	EUR	13,844	165
JPMorgan Chase	6/7/19	USD	7,482	CLP	5,077,320	21
JPMorgan Chase	6/14/19	USD	5,308	THB	167,432	22
JPMorgan Chase	6/14/19	USD	5,260	THB	167,433	(26)
Morgan Stanley	4/2/19	BRL	91,468	USD	23,473	(118)
Morgan Stanley	4/2/19	USD	23,532	BRL	91,468	177
Morgan Stanley	4/5/19	CLP	5,077,321	USD	7,464	(3)
Morgan Stanley	4/5/19	USD	9,320	ZAR	126,424	565
Morgan Stanley	4/16/19	USD	7,402	ILS	27,175	(87)
Morgan Stanley	4/26/19	USD	69,678	AUD	96,757	939
Morgan Stanley	5/10/19	CLP	1,486,934	USD	2,190	(5)
Morgan Stanley	5/15/19	USD	7,418	ILS	26,952	(25)
Morgan Stanley	5/24/19	GBP	1,275	USD	1,678	(13)
Morgan Stanley	5/24/19	USD	149,727	GBP	115,447	(1,061)
Morgan Stanley	6/7/19	USD	7,464	CLP	5,077,321	3
RBC Dominion Securities	5/31/19	USD	267,472	JPY	29,618,893	(1,089)
Standard Chartered	4/2/19	BRL	182,935	USD	47,246	(535)
Standard Chartered	4/2/19	USD	46,946	BRL	182,935	235
Standard Chartered	4/5/19	USD	23,562	INR	1,633,112	22
Standard Chartered	4/5/19	USD	5,526	INR	396,115	(184)
Standard Chartered	4/12/19	MYR	18,593	USD	4,469	86
Standard Chartered	4/12/19	USD	73,611	MYR	307,949	(1,833)
Standard Chartered	5/3/19	USD	83,623	BRL	317,674	2,669
Standard Chartered	5/17/19	PLN	8,439	USD	2,211	(10)
Standard Chartered	5/24/19	USD	21,788	MXN	427,496	(37)
Standard Chartered	6/4/19	USD	47,043	BRL	182,935	547
State Street	4/10/19	TWD	146,069	USD	4,733	6
State Street	4/18/19	RON	18,905	USD	4,628	(189)
State Street	4/18/19	USD	6,725	RON	28,337	71
State Street	4/26/19	JPY	630,375	USD	5,667	34
State Street	4/26/19	USD	1,150	AUD	1,601	12
State Street	4/26/19	USD	1,439	CAD	1,899	17
State Street	4/26/19	USD	10,392	JPY	1,132,584	148
State Street	4/30/19	USD	2,144	EUR	1,885	24
State Street	5/15/19	USD	7,424	ILS	26,952	(19)

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

FORWARD CURRENCY EXCHANGE CONTRACTS

(Amounts in 000s)

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
State Street	5/31/19	USD	327,475EUR	286,116	4,799
State Street	5/31/19	USD	58,203GBP	43,900	844
State Street	6/12/19	USD	7,731ILS	27,746	54
State Street	6/28/19	USD	702,907EUR	616,933	5,581
State Street	7/12/19	USD	4,750TWD	146,069	(4)
UBS Investment Bank	4/5/19	CLP	15,231,960USD	22,835	(452)
UBS Investment Bank	4/5/19	THB	167,432USD	5,305	(29)
UBS Investment Bank	4/5/19	USD	17,032CLP	11,847,081	(377)
UBS Investment Bank	4/5/19	USD	14,120IDR	201,737,468	(30)
UBS Investment Bank	4/5/19	ZAR	221,244USD	15,095	226
UBS Investment Bank	4/18/19	USD	15,159RON	61,611	693
UBS Investment Bank	4/26/19	USD	1,835AUD	2,590	(5)
UBS Investment Bank	4/26/19	USD	107,643CAD	142,358	1,042
UBS Investment Bank	4/26/19	USD	3,895JPY	430,785	(2)
UBS Investment Bank	4/30/19	USD	271,340EUR	238,687	2,891
UBS Investment Bank	5/10/19	USD	6,003CLP	3,914,946	249
UBS Investment Bank	5/15/19	USD	7,423ILS	26,952	(20)
UBS Investment Bank	5/24/19	USD	43,794MXN	854,992	145
UBS Investment Bank	6/7/19	USD	22,831CLP	15,231,960	448
UBS Investment Bank	6/12/19	USD	11,612ILS	41,618	95
UBS Investment Bank	6/14/19	USD	5,308THB	167,432	22
UBS Investment Bank	6/14/19	USD	14,968ZAR	221,244	(225)
Net unrealized gain (loss) on open forward
currency exchange contracts					$37,702

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 1,470 Euro BOBL contracts	6/19	(219,545)	$(1,741)
Long, 114 Euro BUND contracts	6/19	21,271	370
Long, 5 Euro BUXL thirty year bond contracts	6/19	1,075	54
Long, 345 Euro OAT contracts	6/19	62,954	1,776
Short, 1,036 Euro SCHATZ contracts	6/19	(130,131)	(252)
Long, 1,017 Government of Australia ten year bond
contracts	6/19	100,055	1,877
Long, 1,131 Government of South Korea three year
bond contracts	6/19	109,294	365
Short, 490 Long Gilt contracts	6/19	(82,564)	(1,669)
Net payments (receipts) of variation margin to date			(1,340)

Variation margin receivable (payable) on open futures
contracts			$(560)

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$1,329
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$1,329+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$229,120		¤	¤	$268,326
T. Rowe Price Short-Term
Fund	49,493		¤	¤	34,028
					$302,354^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,329 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $302,354.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Bond Fund (USD Hedged) (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in
Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	4,955,656$	— $	4,955,656
Short-Term Investments		268,326	28,084	—	296,410
Securities Lending Collateral		34,028	—	—	34,028
Total Securities		302,354	4,983,740	—	5,286,094
Forward Currency Exchange Contracts		—	51,033	—	51,033
Swaps		—	1,664	—	1,664
Total		$302,354$	5,036,437$	— $	5,338,791
Liabilities
Forward Currency Exchange Contracts	$	— $	13,331$	— $	13,331
Futures Contracts		560	—	—	560
Swaps		—	388	—	388
Total		$560$	13,719$	— $	14,279

[1] Includes Corporate Bonds, Government Bonds.